Registration Nos. 33-43390
                                                                      811-2441


                As filed with the Commission on April 27, 1998
                    --------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4


   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            Pre-Effective Amendment No.  ___         ___
            Post-Effective Amendment No.  16          X


                                    and/or


   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            Amendment No.   69                         X


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-8471
              (Depositor's Telephone Number, including Area Code)


                               Pauletta P. Cohn
                           Associate General Counsel
                American General Independent Producer Division
                  2727-A Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)


        Copies of all communications to Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)


 |_| Immediately upon filing pursuant to paragraph (b) of Rule 485 |X| On May 1, 1998 pursuant to paragraph (b) of Rule 485
 |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered:
      Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

      This Registration Statement includes two successive versions of contracts. The first version of contracts includes Contract Form No. 93011, Contract Form No. 93020 and Contract Form No. 93021. The second version of contracts includes contract Form No. 95020 Rev. 896 and Contract Form No. 95021 Rev. 896.

      Registrant is amending this Registration Statement in connection with the continuing offer of the second version of contracts. Registrant has ceased offering the first version of contracts and, pursuant to positions taken by the Securities and Exchange Commission staff, does not amend the Registration Statement in connection with the first version of contracts (except as noted below).

      Under the foregoing circumstances, Registrant's exhibit list, in response to Item 24(b), includes exhibits that are applicable to the first and the second versions of contracts. Registrant's responses to Items 25 through 32 are amended, to the extent necessary or appropriate, in connection with the second version of contracts, except for the "Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940." set out under Item 32 ("Representation"). Registrant's Representation, pursuant to positions taken by the Securities and Exchange Commission staff, is applicable to the first and the second versions of contracts. Certain information in the Registration Statement regarding Registrant necessarily subsumes information applicable to the first version of contracts (as well as other contracts funded through Registrant and not included in this Registration Statement under the Securities Act of 1933, but is included in this Registration Statement under the Investment Company Act of 1940).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                                   FORM N-4

                             Cross Reference Sheet
                            Pursuant to Rule 495(a)
                       Under the Securities Act of 1933

                                    PART A
                Showing Location of Information in Prospectuses

 Form N-4
 Item No.                                                             Prospectus Caption
 --------                                                             ------------------
 1.   Cover Page..................................................... Cover Page

 2.   Definitions.................................................... Glossary

 3    Synopsis of Highlights......................................... Synopsis of Contract Provisions


 4.   Condensed Financial Information................................ Synopsis of Contract Provisions -
                                                                      Financial and Performance Information;
                                                                      Cover Page; Selected Accumulation Unit
                                                                      Data; Financial Information


 5.   General Description of Registrant,
      Depositor and Portfolio Companies.............................. AGL; Separate Account D; The Series;
                                                                      Services Agreement; Cover Page

 6.   Deductions and Expenses........................................ Charges Under the Contracts; Long-Term
                                                                      Care and Terminal Illness

 7.   General Description of Variable
      Annuity Contracts.............................................. Synopsis of Contract Provisions -
                                                                      Communications to Us; Owner Account
                                                                      Value; Transfer, Automatic Rebalancing,
                                                                      Surrender and Partial Withdrawal of
                                                                      Owner Account Value; Owners, Annuitants
                                                                      and Beneficiaries; Assignments; Rights
                                                                      Reserved by Us

                                    PART A

 Form N-4
 Item No.                                                             Prospectus Caption
 --------                                                             ------------------
 8.   Annuity Period................................................. Annuity Period and Annuity Payment
                                                                      Options

 9.   Death Benefit.................................................. Death Proceeds

10.   Purchases and Contract Value................................... Contract Issuance and Purchase Payments;
                                                                      Variable Account Value; Distribution
                                                                      Arrangements; One-Time Reinstatement
                                                                      Privilege

11.   Redemptions.................................................... Transfer, Automatic Rebalancing,
                                                                      Surrender and Partial Withdrawal of
                                                                      Owner Account Value; Annuity Payment
                                                                      Options; Contract Issuance and Purchase
                                                                      Payments; Synopsis of Contract
                                                                      Provisions - Surrenders, Withdrawals and
                                                                      Cancellations; Payment and Deferment

12.   Taxes.......................................................... Federal Income Tax Matters; Synopsis of
                                                                      Contract Provisions -Limitations Imposed
                                                                      by Retirement Plans and Employers

13.   Legal Proceedings.............................................. Not Applicable

14.   Table of Contents of Statement
      of Additional Information...................................... Contents of Statement of Additional
                                                                      Information

                                    PART B

    Showing Location of Information in Statement of Additional Information

                                                                      Caption in
 Form N-4                                                             Statement of
 Item No.                                                             Additional Information
 --------                                                             ------------------
15.  Cover Page...................................................... Cover Page

16.  Table of Contents............................................... Cover Page

17.  General Information and
     History......................................................... General Information; Regulation and
                                                                      Reserves

18.  Services........................................................ Independent Auditors; Services

19.  Purchase of Securities
     Being Offered................................................... Not Applicable*

20.  Underwriters.................................................... Principal Underwriter

21.  Calculation of Performance
     Data............................................................ Performance Data for the Divisions;
                                                                      Effect of Tax-Deferred Accumulation

22.  Annuity Payments................................................ Not Applicable*

23.  Financial Statements............................................ Financial Statements

*        All required information is included in Prospectus.

                                    PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                GENERATIONS(TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                          1-800-200-3883 713/831-3505

American General Life Insurance Company ("AGL") is offering the flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus.


You may use AGL's Separate Account D for a variable investment return under the Contracts based on one or more of the following mutual fund series of the Van Kampen American Capital Life Investment Trust ("Trust") - the Domestic Income Portfolio, Emerging Growth Portfolio, the Enterprise Portfolio, the Government Portfolio, the Growth and Income Portfolio, the Money Market
Portfolio, the Morgan Stanley Real Estate Securities Portfolio, and the Strategic Stock Portfolio; and one or more of the following mutual fund series of the Morgan Stanley Universal Funds, Inc. ("Fund") - the Asian Equity Portfolio, the Emerging Markets Equity Portfolio, the Equity Growth Portfolio (formerly the Growth Portfolio), the Global Equity Portfolio, the International Magnum Portfolio, the Fixed Income Portfolio, the High Yield Portfolio, the Mid Cap Value Portfolio, and the Value Portfolio.

You may also use AGL's guaranteed interest accumulation option. This option currently has one guarantee period, with a guaranteed interest rate, although AGL may offer other guarantee periods with different guaranteed interest rates.

This Prospectus is designed to provide information about the Contracts that you should know before investing. Please read it carefully and keep it for future reference. Information about certain aspects of the Contracts, in addition to that found in this Prospectus, has been filed with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement"). The Statement, dated May 1, 1998, is incorporated by reference into this Prospectus. The "Table of Contents" of the Statement appears at page 42 of this Prospectus. You may obtain a free copy of the Statement upon written or oral request to AGL's Annuity Administration Department in our Home Office, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address and telephone numbers are set forth above.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT (OR ANY SALES LITERATURE APPROVED BY AGL) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE
CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST AND THE MORGAN STANLEY UNIVERSAL FUNDS, INC.


                         PROSPECTUS DATED MAY 1, 1998

                                   CONTENTS

Glossary...................................................................  4
Fee Table..................................................................  6
Synopsis of Contract Provisions............................................  9
    Minimum Investment Requirements........................................  9
    Purchase Payment Accumulation..........................................  9
    Fixed and Variable Annuity Payments.................................... 10
    Changes in Allocations Among Divisions and Guarantee Periods........... 10
    Surrenders, Withdrawals and Cancellations.............................. 10
    Death Proceeds......................................................... 11
    Limitations Imposed by Retirement Plans and Employers.................. 11
    Communications to Us................................................... 11
    Financial and Performance Information.................................. 11
    Other Information...................................................... 13
Selected Accumulation Unit Data............................................ 13
Financial Information...................................................... 14
AGL........................................................................ 14
Separate Account D......................................................... 14
The Series ................................................................ 15
    Voting Privileges...................................................... 17
The Fixed Account.......................................................... 17
Contract Issuance and Purchase Payments.................................... 19
Owner Account Value........................................................ 20
    Variable Account Value................................................. 20
    Fixed Account Value.................................................... 20
Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner
 Account Value............................................................. 21
    Transfers.............................................................. 21
    Automatic Rebalancing.................................................. 22
    Surrenders and Partial Withdrawals..................................... 22
Annuity Period and Annuity Payment Options................................. 23
    Annuity Commencement Date.............................................. 23
    Application of Owner Account Value..................................... 24
    Fixed and Variable Annuity Payments.................................... 24
    Annuity Payment Options................................................ 24
    Transfers.............................................................. 27
Death Proceeds............................................................. 27
    Death Proceeds Prior to the Annuity Commencement Date.................. 27
    Death Proceeds After the Annuity Commencement Date..................... 28
    Proof of Death......................................................... 28
Charges Under the Contracts................................................ 29
    Premium Taxes.......................................................... 29
    Surrender Charge....................................................... 29
    Transfer Charges....................................................... 31
    Annual Contract Fee.................................................... 31
    Charge to Separate Account D........................................... 31
    Miscellaneous.......................................................... 32
    Systematic Withdrawal Plan ............................................ 32



                                       2



    One-Time Reinstatement Privilege....................................... 32
    Reduction in Surrender Charges or Administrative Charges............... 32
Long-Term Care and Terminal Illness........................................ 32
    Long-Term Care......................................................... 32
    Terminal Illness....................................................... 33
Other Aspects of the Contracts............................................. 33
    Owners, Annuitants and Beneficiaries; Assignments...................... 33
    Reports................................................................ 33
    Rights Reserved by Us.................................................. 34
    Payment and Deferment.................................................. 34
Federal Income Tax Matters................................................. 34
    General................................................................ 34
    Non-Qualified Contracts................................................ 35
    Individual Retirement Annuities ("IRAs")............................... 36
    Roth IRAs ............................................................. 38
    Simple Retirement Accounts............................................. 38
    Other Qualified Plans.................................................. 38
    Private Employer Unfunded Deferred Compensation Plans.................. 39
    Federal Income Tax Withholding and Reporting........................... 40
    Taxes Payable by AGL and Separate Account D............................ 40
Distribution Arrangements.................................................. 40
Services Agreement......................................................... 41
Legal Matters.............................................................. 41
Other Information on File.................................................. 41
Contents of Statement of Additional Information............................ 42

                                   GLOSSARY

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This would generally be the Owner.

ACCOUNT VALUE - the sum of your Fixed Account Value and Variable Account Value after deduction of any fees.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D prior to the Annuity Commencement Date.

ANNUITANT - the person named as such in the application for a Contract and on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless a lump-sum distribution is elected instead.

ANNUITY PAYMENT OPTION - one of the several forms in which you can request us to make annuity payments.

ANNUITY PERIOD - the period during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

BENEFICIARY - the person that you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person that you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant survives the Annuitant.

CONTINGENT BENEFICIARY - a person that you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary survives at the time such proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided.

FIXED ACCOUNT - the name of the investment alternative under which purchase payments are allocated to AGL's General Account.

FIXED ACCOUNT VALUE - the amount of your Account Value which is in the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally-segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which a Guaranteed Interest Rate is credited.

HOME  OFFICE - our  office  at the  following  addresses  and  phone  numbers:
American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191; mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-200-3883 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and Separate Account D.


NON-QUALIFIED - not eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to Sections 401, 403, 408 or 408A of the Code.


OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.


QUALIFIED - eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to sections 401, 403, 408 or 408A of the Code.


SEPARATE ACCOUNT D - the segregated asset account referred to as American General Life Insurance Company Separate Account D established to receive and invest purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund available for investment under the Contracts. Currently, the series available under the Contracts are part of either the Van Kampen American Capital Life Investment Trust or the Morgan Stanley Universal Funds, Inc.

SURRENDER CHARGE - a charge for sales expenses that may be assessed upon surrenders of and payments of certain other amounts from a Contract.

VALUATION DATE - all days on which we are open for business except, with respect to any Division, days on which the related Series does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment experience of one or more of the Divisions of Separate Account D.

VARIABLE ACCOUNT VALUE - the amount of your Account Value that is in Separate Account D.

WRITTEN - signed, dated, in form and substance satisfactory to us and received at our Home Office. (See "Synopsis of Contract Provisions - Communications to Us.") You must use special forms provided by us or your sales representative to authorize telephone transfers, elect an Annuity Option or exercise your one-time reinstatement privilege.

                                   FEE TABLE

      The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly pursuant to a Contract and in connection with the Series. The table reflects expenses of the Separate Account as well as the Series. Amounts for state premium taxes or similar assessments may also be deducted, where applicable.

PARTICIPANT TRANSACTION CHARGES

    Front-End Sales Charge Imposed on Purchases........................   0%
    Maximum Surrender Charge (1).......................................   6%
    (computed as a percentage of purchase payments surrendered)
    Transfer Fee....................................................... $ 0 (2)


ANNUAL CONTRACT FEE (3)................................................ $30

SEPARATE ACCOUNT D ANNUAL EXPENSES
(as a percentage of average daily net asset value)

    Mortality and Expense Risk Charge.................................. 1.25%
    Administrative Expense Charge...................................... 0.15%
      Total Separate Account D Annual Expenses......................... 1.40%

 -----------------------------

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."


(2) This charge is $25 after the 12th transfer during each Contract Year prior to the Annuity Commencement Date. There are exceptions to this charge. See "Transfers" and "Automatic Rebalancing."


(3)   This charge is not imposed during the Annuity Period.

THE SERIES' ANNUAL EXPENSES (1,2)  (as a percentage of average net  assets)

                                            Management                 Other
                                            Fees After                 Expenses                Total Series
                                            Expense                    After Expense           Operating
                                            Reimbursement              Reimbursement           Expenses
                                            -------------              -------------           ------------
Domestic Income                                0.05%                     0.55%                   0.60%
Emerging Growth                                0.00%                     0.85%                   0.85%
Enterprise                                     0.44%                     0.16%                   0.60%
Government                                     0.36%                     0.24%                   0.60%
Growth and Income                              0.00%                     0.75%                   0.75%
Money Market                                   0.12%                     0.48%                   0.60%
Morgan Stanley Real Estate Securities          1.00%                     0.07%                   1.07%
Strategic Stock                                0.00%                     0.65%                   0.65%
Asian Equity                                   0.80%                     0.40%                   1.20%
Emerging Markets Equity                        1.25%                     0.50%                   1.75%
Equity Growth                                  0.00%                     0.85%                   0.85%
Global Equity                                  0.00%                     1.15%                   1.15%
International Magnum                           0.00%                     1.15%                   1.15%
Fixed Income                                   0.00%                     0.70%                   0.70%
High Yield                                     0.00%                     0.80%                   0.80%
Mid Cap Value                                  0.00%                     1.05%                   1.05%
Value                                          0.00%                     0.85%                   0.85%

(1) The other expenses are estimated for the current fiscal year for the Strategic Stock and the Asian Equity Portfolios, because they do not have financial statements covering a period of at least ten months.

(2) If certain voluntary expense reimbursements from the investment adviser were terminated, management fees and other expenses would have been as set out in the following table. For the Strategic Stock and Asian Equity Portfolios, such fees and expenses, absent reimbursement, are estimated for the current fiscal year.

                                             Management                Other                   Total
                                             Fees                      Expenses                Expenses
                                             ----------                --------                --------
Domestic Income                                0.50%                     0.55%                   1.05%
Emerging Growth                                0.70%                     1.44%                   2.14%
Enterprise                                     0.50%                     0.16%                   0.66%
Government                                     0.50%                     0.24%                   0.74%
Growth and Income                              0.60%                     1.03%                   1.63%
Money Market                                   0.50%                     0.48%                   0.98%
Morgan Stanley Real Estate Securities          1.00%                     0.07%                   1.07%
Strategic Stock                                0.05%                     2.28%                   2.33%
Asian Equity                                   0.80%                     2.30%                   3.10%
Emerging Markets Equity                        1.25%                     2.87%                   4.12%
Equity Growth                                  0.55%                     1.50%                   2.05%
Global Equity                                  0.80%                     1.63%                   2.43%
International Magnum                           0.80%                     1.98%                   2.78%
Fixed Income                                   0.40%                     1.31%                   1.71%
High Yield                                     0.50%                     1.18%                   1.68%
Mid Cap Value                                  0.75%                     1.38%                   2.13%
Value                                          0.55%                     1.32%                   1.87%

EXAMPLE (3)   If you  surrender  your  Contract  (or if  you  annuitize  under circumstances where a surrender charge is payable) (4) at the end of the applicable time period, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:


 If all amounts are invested                  1 YEAR          3 YEARS           5 YEARS          10 YEARS
 in one of the following                      ------          -------           -------          --------
 Series:
 ---------------------------
Domestic Income                               $75             $110              $147             $239
Emerging Growth                               $78             $118              $160             $265
Enterprise                                    $75             $110              $147             $239
Government                                    $75             $110              $147             $239
Growth and Income                             $77             $114              $155             $255
Money Market                                  $75             $110              $147             $239
Morgan Stanley Real Estate Securities         $80             $124              $171             $287
Strategic Stock                               $76             $111               N/A              N/A
Asian Equity                                  $87             $139               N/A              N/A
Emerging Markets Equity                       $87             $144              $204             $352
Equity Growth                                 $78             $118              $160             $265
Global Equity                                 $81             $127              $175             $295
International Magnum                          $81             $127              $175             $295
Fixed Income                                  $76             $113              $152             $250
High Yield                                    $78             $118              $161             $268
Mid Cap Value                                 $80             $124              $170             $285
Value                                         $78             $118              $160             $265


EXAMPLE (3)   If you do NOT surrender your Contract (or if you annuitize under circumstances where a surrender charge is not payable) (4) at the end of the applicable time period, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:


 If all amounts are invested                  1 YEAR          3 YEARS           5 YEARS          10 YEARS
 in one of the following                      ------          -------           -------          --------
 Series:
 ---------------------------
Domestic Income                               $21             $65               $111             $239
Emerging Growth                               $24             $73               $124             $265
Enterprise                                    $21             $65               $111             $239
Government                                    $21             $65               $111             $239
Growth and Income                             $23             $69               $119             $255
Money Market                                  $21             $65               $111             $239
Morgan Stanley Real Estate Securities         $26             $79               $135             $287
Strategic Stock                               $22             $66                N/A              N/A
Asian Equity                                  $33             $94                N/A              N/A
Emerging Markets Equity                       $33             $99               $168             $352
Equity Growth                                 $24             $73               $124             $265
Global Equity                                 $27             $82               $139             $295


                                       8


International Magnum                          $27             $82               $139             $295
Fixed Income                                  $22             $68               $116             $250
High Yield                                    $24             $73               $125             $268
Mid Cap Value                                 $26             $79               $134             $285
Value                                         $24             $73               $124             $265

(3) In these Examples, "N/A" indicates that SEC rules require that the Strategic Stock and the Asian Equity Portfolios complete the Example for only the one and three year periods.


(4) For a description of the circumstances under which the Surrender Charge may be payable under annuitization, see "Surrender Charge."

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The Examples are based, with respect to all of the Series, on an estimated Average Account Value of $40,000.

                        SYNOPSIS OF CONTRACT PROVISIONS

      This synopsis should be read together with the other information set forth in this Prospectus. Variations due to requirements particular to your state are described in this Prospectus, or in your Contract, as appropriate.

      The Contracts are designed to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide Fixed or Variable Annuity
Payments.

MINIMUM INVESTMENT REQUIREMENTS


      Your initial purchase payment must be at least $5,000. The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. We also may transfer funds from a Division
(other than the Money Market Division) or Guarantee Period under your Contract without charge to the Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and
Purchase Payments.")


PURCHASE PAYMENT ACCUMULATION


      Purchase payments will be accumulated on a variable or fixed basis until the Annuity Commencement Date. For variable accumulation, you may allocate part or all of your Account Value to one or more of the 17 available Divisions of Separate Account D. Each such Division invests solely in shares of one of 17 corresponding Series. (See "The Series.") As the value of the investments in a Series' shares increases or decreases, the value of accumulated purchase payments allocated to the corresponding Division increases or decreases, subject to applicable charges and deductions. (See "Variable Account Value.")

      For fixed  accumulation,  you may  allocate  part or all of your Account
Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee



                                       9



Period  is for a  different  period  of time  and has a  different  Guaranteed
Interest Rate. While allocated to a Guarantee Period, the value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")


      Over the lifetime of your Contract, you may allocate part or all of your Account Value to no more than eighteen Divisions and Guarantee Periods. This limit includes those Divisions and Guarantee Periods from which you have either transferred or withdrawn all of your Account Value previously allocated to such Divisions or Guarantee Periods.

FIXED AND VARIABLE ANNUITY PAYMENTS

      You may elect to receive Fixed or Variable Annuity Payments, or a combination thereof, commencing on the Annuity Commencement Date. Fixed
Annuity Payments are periodic payments from AGL, the amount of which is fixed and guaranteed by AGL. The amount of the payments will depend on the Annuity
Payment Option chosen, the age and, in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.


      Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions chosen in connection with a variable Annuity Payment Option. If the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may in the future offer other forms of the Contract with a lower assumed interest rate, and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")


CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

      Prior to the Annuity Commencement Date, you may modify your election with respect to the allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

      In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods prior to the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Automatic
Rebalancing,  Surrender  and  Partial  Withdrawal  of  Owner  Account  Value -
Transfers."


      After the Annuity Commencement Date, you may make transfers among the Divisions or to a fixed Annuity Payment Option, but you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment
Options - Transfers.")


SURRENDERS, WITHDRAWALS AND CANCELLATIONS


      You may make a total surrender of or partial withdrawal from your Contract at any time prior to the Annuity Commencement Date, by Written request to us. A Surrender Charge may be assessed and some surrenders and withdrawals may subject you to tax penalties. (See "Surrenders and Partial
Withdrawals.")



                                      10


      You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after you receive the Contract. (In some cases, the Contract may provide for a 20 or 30- day, rather than a ten-day period.) If the foregoing items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date actually received.

      We will refund to you the Owner Account Value plus any premium taxes and Annual Contract Fee that have been deducted. In states where the law so requires, however, we will refund the greater of that amount or the amount of your purchase payments, or, if the law permits, the amount of your purchase payments.

DEATH PROCEEDS


      In the event  that the  Annuitant  or Owner  dies  prior to the  Annuity
Commencement  Date,  a benefit  is  payable to the  Beneficiary.  (See  "Death
Proceeds Prior to the Annuity Commencement Date.")


LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

      Certain rights you would otherwise have under a Contract may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US


      All communications to us should include your Contract number, your name and, if different, the Annuitant's name. Communications may be directed to the addresses and phone numbers on the first page of this Prospectus.


      Except as otherwise specified in this Prospectus, purchase payments or other communications are deemed received at our Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.


FINANCIAL AND PERFORMANCE INFORMATION


      From time to time, Separate Account D may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The Domestic Income Division, the Government
Division,  and the Growth and Income Division may also advertise  "yield." The
Money Market Division may advertise "yield" and "effective yield."

      The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner.


                                      11


Additional information concerning a Division's performance appears in the Statement.

      TOTAL RETURN AND YIELD QUOTATIONS. Average annual total return, total return, and cumulative total return calculations measure the net income of a Division plus the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Division for the period in question. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Division over the applicable period. Total return figures are also annualized, but do not, as described below, include the effect of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods.

      Yield is a measure of the net dividend and interest income earned over a specific  one month or 30-day  period  (seven-day  period for the Money Market
Division)   expressed  as  a  percentage  of  the  value  of  the   Division's
Accumulation  Units.  Yield is an  annualized  figure,  which means that it is assumed  that the Division  generates  the same level of net income over a one year period which is compounded on a semi-annual  basis.  The effective  yield for the Money Market Division is calculated  similarly but includes the effect of assumed  compounding.  The Money Market Division's  effective yield will be slightly higher than its yield due to this compounding effect.

      Average annual total return figures include the deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the Mortality and Expense Risk Charge, the Administrative
Expense Charge, the applicable Surrender Charge that may be imposed at the end of the period in question, and a pro-rated portion of the Annual Contract Fee.
Yield, effective yield, total return, and cumulative total return figures do not include the effect of any Surrender Charge that may be imposed Total return and cumulative total return figures also do not include the effect of the Annual Contract Fee.

      DIVISION PERFORMANCE.  The investment performance for each Division that invests in a  corresponding  Series of the Trust will  generally  reflect  the investment  performance of that  corresponding  Series for the periods stated.
This information  appears in the Statement.  For periods prior to the date the
Contracts became available, the performance information for a Division will be calculated on a hypothetical  basis by applying  current Separate Account fees
and  charges  under  the  Contract  to  the  historical   performance  of  the
corresponding  Series.  We may  waive or  reimburse  certain  fees or  charges applicable to the Contract and such waivers or reimbursements will affect each
Division's performance results.

      Information about the experience of the investment advisers to the Series of the Fund appears in the prospectus for the Fund.


      AGL may also  advertise  or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings. These ratings reflect their current opinion of the relative financial strength and operating  performance  of an insurance  company in comparison to the norms of the life/health industry.  Best's Ratings range from A++ to F. An
A++  rating  means,  in the  opinion  of A. M.  Best,  that  the  insurer  has demonstrated  the strongest  ability to meet its respective  policyholder  and other contractual obligations.  A. M. Best publishes Best's Insurance Reports,
Life-Health   Edition.  The  1997  Edition  reaffirmed  AGL's  rating  of  A++
(Superior), as of July 1997, for financial position and operating performance.



                                      12



      In addition, the claims-paying ability of AGL as measured by the Standard & Poor's Corporation may be referred to in advertisements or in reports to Owners. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
Standard & Poor's ratings range from AAA to D. The Company's claims-paying ability is A++ (Excellent), reaffirmed as of June 1997.

      AGL may  additionally  advertise  its rating  from Duff & Phelps  Credit
Rating Co. A Duff & Phelps rating is an assessment of a company's insurance claims paying ability. Duff & Phelps ratings range from AAA to CCC. Duff &
Phelps rates the claims-paying ability of AGL as AAA, the highest level, reaffirmed as of August 1997.

      The ratings from A. M. Best, Standard & Poors, and Duff & Phelps reflect the claims paying ability and financial strength of AGL. THEY ARE NOT A RATING
OF  INVESTMENT   PERFORMANCE  THAT  PURCHASERS  OF  INSURANCE   PRODUCTS  HAVE
EXPERIENCED OR ARE LIKELY TO EXPERIENCE IN THE FUTURE.


OTHER INFORMATION

      In addition, AGL may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the Contracts. AGL may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


                        SELECTED ACCUMULATION UNIT DATA

      The table below shows the Accumumlation  Unit value for the below-listed
Divisions of Separate Account D on the date purchase payments were first allocated to each Division, as well as the Accumulation Unit value and number of Accumulation Units outstanding for the indicated date therafter.

                                             Accumulation
                                             Unit Values               Accumulation               Accumulation
                                             (Beginning of             Unit Values                Units Outstanding
 Division                                    Period)*                  at 12/31/97                at 12/31/97
 --------                                    -------------             ------------               -----------------
Domestic Income                               $  8.951759               $  9.781081                  140,179.030
Emerging Growth                               $  7.012841               $  7.942509                  627,503.779
Enterprise                                    $ 14.101272               $ 17.240471                  436,617.612
Government                                    $  8.702150               $  9.402347                   93,147.080
Growth and Income                             $  5.000000               $  5.889714                1,883,485.263
Money Market                                  $  7.771505               $  8.010579                  195,357.851
Morgan Stanley Real Estate Securities         $  7.469787               $  8.930383                  226,773.370
Strategic Stock                               $  5.000000               $  5.113696                  453,980.311
Asian Equity                                  $  5.227120               $  2.866335                   70,260.047
Emerging Markets Equity                       $  5.055192               $  4.592849                  320,283.628
Equity Growth                                 $  4.960272               $  6.241285                  848,910.769
Global Equity                                 $  4.982000               $  5.905700                  430,927.305


                                      13


International Magnum                          $  5.061205               $  5.318456                  968,270.623
Fixed Income                                  $  5.003078               $  5.408434                  218,999.860
High Yield                                    $  5.051645               $  5.574231                  533,823.765
Mid Cap Value                                 $  5.001685               $  6.585704                1,004,597.420
Value                                         $  4.944849               $  5.801721                1,484,693.134


* The dates when the Divisions commenced operations are as follows: the Growth and Income, Emerging Markets Equity, Equity Growth, and Value Divisions, January 29, 1997; the Emerging Growth and Fixed Income Divisions, January 30, 1997; the Enterprise, Morgan Stanley Real Estate Securities, Global Equity, High Yield, and Mid Cap Value Divisions, February 5, 1997; the International Magnum Division, February 10, 1997; the Money Market Division, February 25, 1997; the Government Division, March 3, 1997; the Domestic Income Division, March 5, 1997; the Asian Equity Division, June 13, 1997; the Strategic Stock Division, November 3, 1997.


                             FINANCIAL INFORMATION


    The financial statements of AGL are located in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its contractual obligations under the Contracts; they do not bear on the investment performance of Separate Account D.


      Financial statements of AGL and Separate Account D, including financial information about the Divisions which invest in the Series of the Trust are included in the Statement. (See "Contents of Statement of Additional Information.")

                                      AGL

      AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

                              SEPARATE ACCOUNT D


      Separate Account D was originally established on November 19, 1973 and consists of 58 Divisions, 17 of which are available under the Contracts offered by this Prospectus, and 41 of which are available under contracts funded through Separate Account D but not offered by this Prospectus. Separate Account D is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.


      Each Division of Separate Account D is part of AGL's general business and the assets of Separate Account D belong to AGL. Under Texas law and the terms of the Contracts, the assets of Separate Account D will not be chargeable with liabilities arising out of any other business which AGL may conduct, but will be held exclusively to meet AGL's obligations under variable annuity contracts. Furthermore, the income, gains, and losses, whether or not realized, from assets allocated to Separate Account D, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of AGL.

                                  THE SERIES


      The variable benefits under the Contracts are funded by 17 Divisions of the Separate Account. These Divisions invest in shares of eight separate investment Series of the Trust and nine separate Series of the Fund. The Trust and the Fund offer shares of these Series, without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The Trust and the Fund offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to Owners of Contracts arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Trust or the Fund could cause the contracts funded through another separate account to lose their tax deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Trust or the Fund. If it becomes necessary for any separate account to replace shares of the Trust or the Fund with another investment, the Trust or the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Trust's Board of Trustees, the Fund's Board of Directors and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, should be taken to remedy or eliminate the conflict.


      Any dividends or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Series from which they are received at the Series' net asset value on the date payable. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Series and increasing, by an equivalent value, the number of shares outstanding of the Series. However, the value of your interest in the corresponding Division will not change as a result of any such dividends and distributions.

      The names of the Series of the Trust in which the available Divisions invest are as follows:

             Van Kampen American Capital Life Investment Trust
             -------------------------------------------------
                 Domestic Income Portfolio
                 Emerging Growth Portfolio
                 Enterprise Portfolio
                 Government Portfolio
                 Growth and Income Portfolio
                 Money Market Portfolio
                 Morgan Stanley Real Estate Securities Portfolio
                 Strategic Stock Portfolio

      Van Kampen American Capital Asset Management, Inc. is the investment adviser of each Series of the Trust. Van Kampen American Capital Distributors, Inc., is the distributor of shares of each Series of the Trust. The investment adviser and the distributor are wholly-owned indirect subsidiaries of Morgan Stanley

Group Inc. Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisor activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

      The names of the Series of the Fund in which the available Divisions invest are as follows:

             Morgan Stanley Universal Funds, Inc.
             ------------------------------------

                 Asian Equity Portfolio
                 Emerging Markets Equity Portfolio
                 Equity Growth Portfolio
                 Global Equity Portfolio
                 International Magnum Portfolio
                 Fixed Income Portfolio
                 High Yield Portfolio
                 Mid Cap Value Portfolio
                 Value Portfolio


      On May 1, 1997, the Growth Portfolio, a Series of the Fund, changed its name to the Equity Growth Portfolio.


      Morgan Stanley Asset Management Inc. is the investment adviser of the Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, and International Magnum Portfolios. Miller Anderson & Sherrerd, LLP is the investment adviser of the Fixed Income, High Yield, Mid Cap Value, and Value Portfolios.


      Before selecting any Division, you should carefully read the prospectus that includes more complete information about the Series in which that Division invests, including investment objectives and policies, charges and expenses. You can find information about the investment performance of the Series of the Trust in the Statement and information about the experience of the investment advisers to the Series of the Fund in the prospectus for the Fund. You may obtain additional copies of such a prospectus by contacting AGL's Annuity Administration Department at the addresses and phone number set forth on the first page of this Prospectus. When making your request, please specify the single or the several Series in which you are interested.

      High yielding fixed-income securities such as those in which the Domestic Income Portfolio invests are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. Potential investors in this Division should carefully read the prospectus and related statement of additional information that pertains to this Series and consider their ability to assume the risks of making an investment in this Division.

VOTING PRIVILEGES

      The Owner prior to the Annuity Commencement Date and the Annuitant or other payee during the Annuity Period will be entitled to give us instructions as to how Series shares held in the Divisions of Separate Account D attributable to their Contract should be voted at meetings of shareholders of the Series. Those persons entitled to give voting instructions and the number of votes for which they may give directions will be determined as of the record date for a meeting. Separate Account D will vote all shares of each Series that it holds of record in accordance with instructions received with respect to all AGL annuity contracts participating in that Series.

      Separate Account D will also vote all shares of each Series for which no instructions have been received for or against any proposition in the same proportion as the shares for which voting instructions were received.

      Prior to the Annuity Commencement Date, the number of votes each Owner is entitled to direct with respect to a particular Series is equal to (a) the Owner's Variable Account Value attributable to that Series divided by (b) the net asset value of one share of that Series. In determining the number of votes, fractional votes will be recognized. While a variable Annuity Payment Option is in effect, the number of votes an Annuitant or payee is entitled to direct with respect to a particular Series will be computed in a comparable manner, based on our liability for future Variable Annuity Payments with respect to that Annuitant or payee as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

      Series shares held by insurance company separate accounts other than Separate Account D will generally be voted in accordance with instructions of participants in such other separate accounts.

      We believe that AGL's voting instruction procedures comply with current federal securities law requirements and interpretations thereof. However, AGL reserves the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

                               THE FIXED ACCOUNT

      AMOUNTS IN THE FIXED ACCOUNT OR SUPPORTING FIXED ANNUITY PAYMENTS BECOME PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED ACCOUNT OR FIXED ANNUITY PAYMENTS. DISCLOSURES REGARDING THESE MATTERS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY-APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS IN PROSPECTUSES.

      The Fixed Account is not available under Contracts purchased in Oregon.

    Our obligations with respect to the Fixed Account are legal obligations of AGL and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL, and Owners have no legal rights in such investments.


      Account Value that is allocated by the Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a period of time selected by the Owner from among the Guarantee Periods that we then offer. At the end of a Guarantee Period, the Owner's Account Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless AGL has received a Written request from the Owner to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of Separate Account D. We must receive this Written request at least three business days prior to the end of the Guarantee Period. If the Owner has not provided such Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date, we will nevertheless contact the Owner regarding the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this circumstance, the Surrender Charge may be waived. (See "Annuity Payment Options" and "Surrender Charge.") The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner at least 30 days and not more than 60 days prior to the end of any Guarantee Period. If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to automatically transfer without charge, the balance to the Money Market Division at the end of that Guarantee Period, unless we have received in good order Written instructions to transfer such balance to a different Division.


      We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We advise an Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effectuated or a Guarantee Period is renewed. A different rate of interest may be credited to one Guarantee Period than to another Guarantee Period that is the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.


      Proceeds received by us from an exchange, rollover or transfer, and which you have allocated to the Fixed Account, within 60 days following the date of application for a Contract will accrue interest. The interest will be credited to the Fixed Account during the Guarantee Period and will be calculated at a rate which is the higher of: (1) the current interest rate being used by us on the date of the application for the Guarantee Period selected; or (2) the current interest rate being used by us on the date of receipt of proceeds. Proceeds received more than 60 days after the date the application is signed will receive interest at the rate in effect on the date of receipt of such proceeds.

      Interest will be credited to the Fixed Account as of the date of receipt of such proceeds, and the interest rate used to calculate such interest will remain in effect for the duration of the Guarantee Period.


      Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. One or more Guarantee Periods may be offered with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one year Guarantee Period, and no others. However we reserve the right to change the Guarantee Periods that we are making available at any time.

      AGL'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. AGL CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE STATED IN YOUR CONTRACT.

      Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from your sales representative or from the addresses or phone numbers set forth on the first page of this Prospectus.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

      The minimum initial purchase payment is $5,000. The amount of any subsequent purchase payment allocated to any Division or Guarantee Period must be at least $100. We reserve the right to modify these minimums, in our discretion.

      An application to purchase a Contract must be made by signed Written application form provided by AGL or by such other medium or format as may be agreed to by AGL and Van Kampen American Capital Distributors, Inc. as distributor of the Contracts. When a purchase payment accompanies an application to purchase a Contract and the application is properly completed, we will either process the application, credit the purchase payment, and issue the Contract or reject the application and return the purchase payment within two Valuation Dates after receipt of the application at our Home Office.

      If the application is not complete or is incorrectly completed, we will request additional documents or information within five Valuation Dates after receipt of the application at our Home Office. If a correctly-completed application is not received within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately unless the prospective purchaser specifically consents to our retaining the purchase payment until the application is made complete, in which case the initial purchase payment is credited as of the end of the Valuation Period in which we receive at our Home Office the last information required to process the application. Subsequent purchase payments are credited as of the end of the Valuation Period in which they and any required Written identifying information, are received at our Home Office. We reserve the right to reject any application or purchase payment for any reason.

      If the Owner's Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the Money Market Division. If the Owner's Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the Division, Divisions or Fixed Account to which the transfer was made. These minimum requirements are waived for transfers under the Automatic Rebalancing program. (See "Automatic Rebalancing.") If the Owner's total Account Value falls below $500, we may cancel the Contract. Such a cancellation would be considered a full surrender of the Contract. We will provide you with 60 days' advance notice of any such cancellation.

      So long as the Account Value does not fall below $500, you need make no further purchase payments. You may, however, elect to make subsequent purchase payments at any time prior to the Annuity Commencement Date and while the Owner and Annuitant are still living. Checks for subsequent purchase payments should be made payable to American General Life Insurance Company and forwarded directly to our Home Office. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. Purchase payments pursuant to salary reduction plans may be made only with our agreement.

      Your purchase payments begin to earn a return in the Divisions of Separate Account D or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that is to be allocated to each Division and each Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

                              OWNER ACCOUNT VALUE

      Prior to the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

      Your Variable Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of your Variable Account Values in each Division of Separate Account D as of that date. Your Variable Account Value in any such Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date. There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to Separate Account D, you bear the entire risk of investment losses.

      Accumulation Units in a Division are credited to you when you allocate purchase payments or transferred amounts to that Division. Similarly, such Accumulation Units are canceled to the extent you transfer or withdraw amounts from a Division or to the extent necessary to pay certain charges under the Contract. The crediting or cancellation of Accumulation Units is based on the value of such Accumulation Units at the end of the Valuation Date as of which the related amounts are being credited to or charged against your Variable Account Value, as the case may be.

      The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

      The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

      Your Fixed Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of your Fixed Account Value in each Guarantee Period as of that date. Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

      The Fixed Account Value is guaranteed by AGL. Therefore, AGL bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Contract).

            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

      Commencing 30 days after the Contract's date of issue and prior to the Annuity Commencement Date, you may transfer your Account Value at any time among the available Divisions of Separate Account D and Guarantee Periods, subject to the conditions described below. Such transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

      If a transfer would cause your Account Value in any Division or Guarantee Period to fall below $500, we reserve the right to also transfer the remaining balance in that Division or Guarantee Period in the same proportions as the transfer request.


      Prior to the Annuity Commencement Date and after the first 30 days following the date the Contract was issued, you may make up to 12 transfers each Contact Year without charge, but additional transfers will be subject to a $25 charge. Also, no more than 25% of the Account Value you allocated to a Guarantee Period at its inception may be transferred during any Contract Year. This 25% limitation does not apply to transfers from the one-year Guarantee Period, to transfers within 15 days before or after the end of the Guarantee Period in which the transferred amounts were being held or to a renewal at the end of the Guarantee Period to the same Guarantee Period.

      Subject to the above general rules concerning transfers, you may establish an automatic transfer plan, whereby amounts are automatically transferred by us from the Money Market Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other Divisions on a monthly, quarterly, semi-annual or annual basis. This kind of automatic transfer plan is also referred to as a dollar cost averaging plan, under which the Owner will select the amount to be transferred and the period of time over which transfers are to occur. We may offer certain automatic transfer plans to Contract Owners who make new purchase payments and who are not presently owners of any other annuity contract offered by AGL or an affiliate of AGL. Under such plans, known as "special automatic transfer plans," we will establish the period of time over which equal monthly transfers will be made. We may offer a higher Guaranteed Interest Rate than would otherwise be available for another Guarantee Period of the same duration that is not offered under a special automatic transfer plan. Any such higher interest rate will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis) and will not be unfairly discriminatory as to any person. Transfers under all automatic transfer plans will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus.

      If the person or persons that are entitled to make transfers have completed a Telephone Transfer Privilege form and the form is on file with us, transfers may be made pursuant to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization. We will honor telephone transfer instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Currently we attempt to limit the availability of telephone transfer instructions only to the Owner of the Contract for which instruction is received. Under the Telephone Transfer Privilege we are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of transfer instructions. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. We will mail to the Owner a written confirmation of the transaction. If several persons seek to effect telephone transfers at or about the same time, or if our recording equipment malfunctions, it may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone exchanges is 1-800-200-3883.


      The Contracts are not designed for professional market timing organizations or other entities utilizing programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policy regarding transfers.

AUTOMATIC REBALANCING

      Automatic Rebalancing within the Separate Account is available for Contracts with an Account Value of $25,000 and larger at the time the application for Automatic Rebalancing is received. Application for Automatic Rebalancing can be made either at issue or after issue, and may subsequently be discontinued.

      Automatic Rebalancing occurs when funds are transferred by us among the Separate Account Divisions so that the values in each Division match the Owner's percentage allocation for Automatic Rebalancing then in effect. Automatic Rebalancing is available on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date which falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing as of the 1st of the next month. Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge.

SURRENDERS AND PARTIAL WITHDRAWALS

      At any time prior to the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of or partial withdrawal from his or her Contract.

      The amount payable to the Owner upon full surrender is the Owner's Account Value at the end of the

Valuation Period in which we receive a Written surrender request in good order, minus any applicable Surrender Charge, minus the amount of any uncollected Contract Fee (see "Annual Contract Fee") and minus any applicable premium tax. Our current practice is to require that you return the Contract with any request for a full surrender. After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will terminate, subject to a right to reinstate the Contract. (See "One-Time Reinstatement Privilege.") All collateral assignees of record must consent to any full surrender or partial withdrawal.

      Your Written request for a partial withdrawal should specify the Divisions of Separate Account D, or the Guarantee Periods of the Fixed Account, from which you wish the partial withdrawal to be made. If you do not specify, or if the withdrawal cannot be made in accordance with your specification, to the extent necessary the withdrawal will be taken pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each. Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer, without charge, the remaining balance to the Money Market Division. Unless you request otherwise, upon a partial withdrawal, your Accumulation Units and Fixed Account interests that are cancelled will have a total value equal to the amount of the withdrawal request, plus any Surrender Charge, and premium tax if applicable, payable upon the partial withdrawal. The amount payable to you, therefore, will be the amount of the withdrawal request.


      We also make available a systematic withdrawal plan under which you may make automatic partial withdrawals at periodic intervals in a specified amount, subject to the terms and conditions applicable to other partial withdrawals. Additional information about how to establish such a systematic withdrawal plan may be obtained from your sales representative or from us at the addresses and phone numbers set forth on the first page of this Prospectus. We reserve the right to modify or terminate our procedures for systematic withdrawals at any time.


      The Code provides that a penalty tax will be imposed on certain premature surrenders or withdrawals. For a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals, including withholding requirements, see "Federal Income Tax Matters."

                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

      The Owner may select the Annuity Commencement Date when applying to purchase a Contract and may change a previously-selected date at any time prior to the beginning of an Annuity Payment Option by submitting a Written request, subject to Company approval. The Annuity Commencement Date may be any day of any month up to the Annuitant's one hundredth birthday inclusive. (Pennsylvania has special limitations which may require the Annuity Commencement Date to be as early as age 85 but in no event beyond age 90.) See "Federal Income Tax Matters" for a description of the penalties that may attach to distributions prior to the Annuitant's attaining age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant attains age 70 1/2 under Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

      We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, if you give us other Written instructions at least thirty days prior to the Annuity Commencement Date, we will apply your Account Value in different proportions.


      We deduct any applicable state and local premium taxes from the amount of Account Value being applied to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount being applied. (See "Surrender Charge.") Subject to any such adjustments, your Variable and Fixed Account Values are applied to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the tenth day prior to the Annuity Commencement Date.


FIXED AND VARIABLE ANNUITY PAYMENTS

      The amount of the first monthly Fixed or Variable Annuity Payment will be at least as favorable as that produced by the annuity tables set forth in the Contract, based on the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments. Thereafter, the amount of each monthly Fixed Annuity Payment is fixed and specified by the terms of the Annuity Payment Option selected.

      The Account Value that is applied to provide Variable Annuity Payments is converted to a number of Annuity Units by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of the relevant Division as of the end of the Valuation Period that includes the tenth day prior to the Annuity Commencement Date. This number of Annuity Units thereafter remains constant with respect to any Annuitant, and the amount of each subsequent Variable Annuity Payment is determined by multiplying this number by the value of an Annuity Unit as of the end of the Valuation Period that contains the tenth day prior to the date of each payment. If the Variable Annuity Payments are based on more than one Division, these calculations are performed separately for each Division. The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

      As a result of the foregoing computations, if the net investment return for a Division for any month is at an annual rate of more than the assumed interest rate used in the Contract's annuity tables, any Variable Annuity Payment based on that Division will be greater than the Variable Annuity Payment based on that Division for the previous month. If the net investment return for a Division for any month is at an annual rate of less than the assumed interest rate used in the Contract's annuity tables, any Variable Annuity Payment based on that Division will be less than the Variable Annuity Payment based on that Division for the previous month.

ANNUITY PAYMENT OPTIONS

      The Owner may elect to have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. We will notify the Owner 60 to 90 days prior to the scheduled Annuity Commencement Date that the Contract is scheduled to mature, and request that an Annuity Payment Option be selected. If the Owner has not selected an Annuity Payment Option ten days prior to the Annuity Commencement Date, we will proceed as follows:
(1) if the scheduled Annuity Commencement Date is any date prior to the Annuitant's one hundredth birthday, we will extend the Annuity Commencement Date to the Annuitant's one hundredth birthday; or (2) if the scheduled Annuity Commencement Date is the Annuitant's one hundredth birthday, the Account Value less any applicable charges and premium taxes will be paid in one sum to the Owner. This procedure is different in Pennsylvania because the Annuity Commencement Date cannot exceed age 90.


      The Code imposes minimum distribution requirements that have a bearing on the Annuity Payment Option that should be chosen in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met, unless we have received a specific Written request to do so.


      No election of any Annuity Payment Option may be made unless an initial annuity payment of at least $100 would be provided, where only Fixed or only Variable Annuity Payments are elected, and $50 on each basis when a combination of Variable and Fixed Annuity Payments is elected. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly-designated payee in the amount of the Owner's Account Value, less any applicable Surrender Charge, any uncollected Annual Contract Fee, and any applicable premium tax.


      The Owner, or if the Owner has not done so, the Beneficiary may, within 60 days after the death of the Owner or Annuitant, elect that any amount due to the Beneficiary be applied under any option described below, subject to certain tax law requirements. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all the terms and conditions thereof. The first annuity payment will be made at the beginning of the second month following the month in which we approve the settlement request. Annuity Units will be credited based on Annuity Unit Values at the end of the Valuation Period that contains the tenth day prior to the beginning of said second month.


      When an Annuity Payment Option becomes effective, the Contract must be delivered to our Home Office, in exchange for a payment contract providing for the option elected.


      Information about the relationship between the Annuitant's sex and the amount of annuity payments, including requirements for gender-neutral annuity rates in certain states and in connection with certain employee benefit plans is set forth under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")


OPTION 1 - LIFE ANNUITY - Annuity payments are payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. It would be possible under this arrangement for the Annuitant or other payee to receive only one annuity payment if the Annuitant died prior to the second annuity payment, since no minimum number of payments is guaranteed.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - Annuity payments are payable monthly during the lifetime of an Annuitant; provided, that if the Annuitant dies during the period certain, the Beneficiary is entitled to receive monthly payments for the remainder of the period certain.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - Annuity payments are payable monthly during the lifetime of the Annuitant and another payee and continue during the lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. It is possible under this option for the Annuitant or other payee to receive only one annuity payment if both die before the second annuity payment, since no minimum number of payments is guaranteed. If one of these persons dies before the Annuity Commencement Date, the election of this option is revoked, the survivor becomes the sole Annuitant, and no death proceeds are payable by virtue of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR DESIGNATED PERIOD - Annuity payments are payable monthly to an Annuitant or other properly-designated payee, or at his or her death, the Beneficiary, for a selected number of years ranging from five to forty. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of such Annuitant or other properly-designated payee.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - The amount due is paid in equal monthly installments of a designated dollar amount (not less than $125 nor more than $200 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one installment. If the person receiving these payments dies, the remaining payments continue to be made to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, such balance at the end of the previous month is decreased by the amount of any installment paid during the month and the result will be accumulated at an interest rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, such balance will be paid and will be the final payment under the option.


      Under the fourth option there is no mortality guarantee by us, even though Variable Annuity Payments will be reduced as a result of a charge to Separate Account D which is partially for mortality risks. (See "Charge to Separate Account D.")


      A payee receiving Variable (but not Fixed) Annuity Payments under the fourth option can elect at any time to commute (terminate) such option and receive the current value of the annuity, which would be based on the values next determined after the Written request for payment is received by us. The current value of the annuity under the fourth option is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. Other than by election of such a lump-sum payment under the fourth option, an Annuity Payment Option may not be terminated once annuity payments have commenced.

      Under federal tax regulations, the election of the fourth or fifth options may be treated in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." Also, in such a case, tax-deferred treatment of subsequent earnings may not be available.

      ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - Each Contract provides that when Fixed Annuity Payments are to be made under one of the first three Annuity Payment Options described above, the Owner (or if the Owner has not elected a payment option, the Beneficiary) may elect monthly payments to the Annuitant or other properly-designated payee equal to the monthly payment available under similar circumstances based on single payment immediate fixed annuity rates then in use by us. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rate then offered by us for new single payment immediate annuity contracts is more favorable than the annuity rates guaranteed by the Contract, the Annuitant or other properly-designated payee will be given the benefit of the new annuity rates.

      In lieu of monthly payments, payments may be elected on a quarterly, semi-annual or annual basis, in which case the amount of each annuity payment will be determined on a basis consistent with that described above for monthly payments.

TRANSFERS

      After  the  Annuity   Commencement   Date,   the   Annuitant   or  other
properly-designated payee may make one transfer every 180 days among the available Divisions of Separate Account D or from the Divisions to a fixed Annuity Payment Option. No charge will be assessed for such transfer. No transfers from a fixed to a variable Annuity Payment Option are permitted. If a transfer would cause the value that is attributable to a Contract in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. Transfers will be effected at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                DEATH PROCEEDS

DEATH PROCEEDS PRIOR TO THE ANNUITY COMMENCEMENT DATE

      The death proceeds described below are payable to the Beneficiary under the Contract if, prior to the Annuity Commencement Date, any of the following events occurs: (a) the Annuitant dies and no Contingent Annuitant has been named under a Non-Qualified Contract; (b) the Annuitant dies and we also receive proof of death of any named Contingent Annuitant; or (c) the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether said deceased Owner was also the Annuitant (however, if the Beneficiary is the Owner's surviving spouse, the Beneficiary may elect to continue the Contract as described in the fifth paragraph below). The death proceeds, prior to deduction of any applicable premium taxes, will equal the greatest of (1) the sum of all net purchase payments made (less any previously-deducted premium taxes and all prior partial withdrawals), (2) the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment, or (3) the Highest Anniversary Value prior to the date of death, as defined below.

      The Highest Anniversary Value prior to the date of death will be determined as follows:

            First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurred prior to the deceased's 81st birthday;

            Second, each of the Account Values will be increased by the amount of net purchase payments made since the end of such Contract Years; and

            Third, the result will be reduced by the amount of any withdrawals made since the end of such Contract Years.

      The Highest Anniversary Value will be an amount equal to the highest of such values. The Highest Anniversary Value will not be calculated after the 81st birthday. Net purchase payments are purchase payments less applicable premium tax.

      We will pay the death proceeds to the Beneficiary as of the date the proceeds become payable. Such date is the end of the Valuation Period in which we receive proof of the Owner's or Annuitant's death and a Written request in good order from the Beneficiary as to the manner of payment.


      If the Owner has not already done so, the Beneficiary may, within sixty days after the date the death proceeds become payable, elect to receive the death proceeds as a lump sum or in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we receive no request as to the manner of payment, we will make a lump-sum payment, based on values determined at that time.


      If the Owner under a Non-Qualified Contract dies prior to the Annuity Commencement Date, the Code requires that all amounts payable under the Contract be distributed (a) within five years of the date of death or (b) as annuity payments beginning within one year of the date of death and continuing over a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner and, if the original Owner was the Annuitant, as the new Annuitant. If the Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these Code distribution requirements may result in serious adverse tax consequences. Under a parallel section of the Code, similar requirements apply to retirement plans in connection with which Qualified Contracts are issued.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE


      If the Annuitant dies following the Annuity Commencement Date, the only amounts payable to the Beneficiary or other properly-designated payee are any continuing payments provided for under the Annuity Payment Option selected. (See "Annuity Payment Options.") In such a case, the payee will have all the remaining rights and powers under a Contract and be subject to all the terms and conditions thereof. Also, if the Annuitant dies following the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.


      If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, any remaining amounts payable under the terms of the Annuity Payment Option must be distributed at least as rapidly as under the method of distribution then in effect. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these requirements of the Code may result in serious adverse tax consequences. Under a parallel section of the Code, similar requirements apply to the retirement plans in connection with which Qualified Contracts are issued.

PROOF OF DEATH

      We accept the following as proof of any person's death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to us.

      Once we have paid the death proceeds, the Contract terminates and we have no further obligations thereunder.

                          CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

      When applicable, we will deduct an amount to cover premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. Such deduction may be made, in accordance with applicable state law:

(1)   from purchase payment(s) when received; or
(2)   from the Owner's Account Value at the time annuity payments begin; or
(3)   from the amount of any partial withdrawal; or
(4) from proceeds payable upon termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

      If premium tax is paid, AGL may reimburse itself for such tax when deduction is being made under items 2, 3, or 4 above calculated by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

      Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5% and are subject to change by legislation, administrative interpretations or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

      The Surrender Charge reimburses us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of such expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay such excess out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

      Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that is withdrawn during the first seven years after it was received. The percentage declines depending on how many years have passed since the withdrawn purchase payment was originally credited to your Account Value, as follows:

                                             Surrender Charge as a
        Year of Purchase                     Percentage of Purchase
        Payment Withdrawal                   Payment Withdrawn
        ------------------                   ----------------------
               1st                                     6%
               2nd                                     6%
               3rd                                     5%
               4th                                     5%
               5th                                     4%
               6th                                     3%
               7th                                     2%
               Thereafter                              0%

      Only for the purpose of computing the Surrender Charge, the earliest purchase payments are deemed to be withdrawn first, and before any amounts in excess of purchase payments are withdrawn from your Account Value. The following transactions will be considered as withdrawals for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an Annuity Payment Option, and termination due to insufficient Account Value.

      Nevertheless, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

      The amount of withdrawals that exceeds the cumulative amount of your purchase payments;

      Death of the Annuitant, at any age, after the Annuity Commencement Date;

      Death of the Annuitant, at any age, prior to the Annuity Commencement Date, provided no Contingent Annuitant survives;

      Death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract;

      Annuitization over at least 10 years, or life contingent annuitization where the life expectancy is at least 10 years;

      Within the 30 day window under the One-Time Reinstatement Privilege;

      If the Annuitant has been confined to a long-term care facility or is subject to a terminal illness (to the extent that the rider for these matters is available in your state), as set forth under "Long- Term Care and Terminal Illness".

      The Surrender Charge also does NOT apply to the surrender of a Contract, or to the withdrawal of Contract Value (limited to the Variable Account Value and the one year Guarantee Period) of a Contract, issued to owners who are:
(1) employees or registered representatives (or the spouses or minor children of employees or registered representatives) of any broker-dealer authorized to sell the Contracts, or (2) officers, directors, or bona-fide full-time employees of AGL or American General Securities Incorporated, the principal underwriter of the Contracts, or their affiliated companies, or Van Kampen American Capital Distributors, Inc., the distributor of the Contracts, or its affiliated companies. These waivers of Surrender Charge are based upon the Contract Owner's status at the time the Contract was purchased.

      In addition, the Surrender Charge does NOT apply to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract for at least one year. If multiple withdrawals are made during a Contract Year, the amount eligible for the free withdrawal will be recalculated at the time of each withdrawal. After the first Contract Year, non-automatic and automatic withdrawals may be made in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal.

      The Surrender Charge will not apply to any amounts withdrawn which are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if such amounts are required to be withdrawn to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if assets are withdrawn from a Contract funding such trust more rapidly than the 10% free withdrawal privilege would permit. This exception is subject to our approval.

      A free withdrawal pursuant to any of the foregoing Surrender Charge exceptions is not deemed to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. A penalty tax may be imposed on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

TRANSFER CHARGES

      The charges to defray the expense of effecting transfers are described under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are designed not to yield a profit to us.

ANNUAL CONTRACT FEE

      An Annual Contract Fee of $30 will be deducted from each Owner's Account Value at the end of each Contract Year prior to the Annuity Commencement Date. This Fee is for administrative expenses (which do not include expenses of distributing the Contracts), and we do not expect that the revenues we will derive from this Fee will exceed such expenses. Unless paid directly, the Fee will be allocated among the Guarantee Periods and Divisions in proportion to your Account Value in each. Certain states, however, restrict the amount of the Fee which can be allocated to the Guarantee Periods. The entire Fee for the year will be deducted from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO SEPARATE ACCOUNT D

      To offset other administrative expenses not covered by the Annual Contract Fee discussed above, and to compensate us for assuming mortality and expense risks under the Contracts, Separate Account D will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of Separate Account D attributable to the Contracts. Of this amount, .15% is for administrative expenses and 1.25% is for the assumption of mortality and expense risks. We do not expect to earn a profit on that portion of the charge which is for administrative expenses, but we do expect to derive a profit from the portion which is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

      In assuming the mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may prove erroneous and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die at a time when the death benefit guaranteed by us is higher than the net surrender value of their interests in the Contracts. In assuming the expense risk, we are subject to the risk that the revenues from the expense charges under the Contracts (which charges are guaranteed not to be increased) will not cover our expense of administering the Contracts.

MISCELLANEOUS

      Charges and expenses are paid out of the assets of each Series, as described in the prospectus relating to that Series. We reserve the right to impose charges or establish reserves for any federal or local taxes incurred or that may be incurred by us, and that may be deemed attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

      Automatic partial withdrawals, with minimum payments of $100, may be made at periodic intervals through a systematic withdrawal program and the Contract Owner may choose from payment schedules of monthly, quarterly, semi-annually, or annually, and may start, stop, increase or decrease payments. Withdrawals may start as early as 30 days after the issue date of the Contract and may be taken from the Fixed Account or any Division, as specified by the Owner. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

      If the Account Value is at least $500, the Owner may elect to reinvest all of the proceeds that were previously liquidated from the Contract within the past 30 days and have the Surrender Charge and any Annual Contract Fee not then due credited back to the Contract. The funds will be reinvested at the value next following the date of receipt of the reinstated Account Value. Unless you request otherwise, the reinstated Account Value will be allocated among the Divisions and Guarantee Periods in the same proportions as the prior surrender. You may use this privilege only once.


      This privilege is not available under Contracts purchased in Oregon.


REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

      We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not be unfairly discriminatory as to any person.

                      LONG-TERM CARE AND TERMINAL ILLNESS

      THE RIDER DESCRIBED BELOW IS NOT AVAILABLE IN ALL STATES, AND YOU SHOULD THEREFORE CONSULT YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE AS TO WHETHER IT WILL APPLY TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

      LONG-TERM CARE

      Pursuant to a special Contract rider, no Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. We must receive

Written proof of such confinement that is satisfactory to us.

TERMINAL ILLNESS

      The rider also provides that no Surrender Charge will apply to a partial withdrawal or total surrender if we have received a physician's Written certification that the Annuitant is considered to be terminally ill and not expected to live more than twelve months and have waived or exercised our right to a second physician's opinion.

                        OTHER ASPECTS OF THE CONTRACTS

      Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

      The Owner of a Contract will be the same as the Annuitant, unless the purchaser designates a different Owner when applying to purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any Contingent
Annuitant are designated in the application for a Contract and may not thereafter be changed.

      The Beneficiary and any Contingent Beneficiary are designated when applying to purchase a Contract. A Beneficiary or Contingent Beneficiary may be changed by the Owner prior to the Annuity Commencement Date, while the Annuitant is still alive, and by the payee following the Annuity Commencement Date. Any designation of a new Beneficiary or Contingent Beneficiary is effective as of the date it is signed but will not affect any payments we make or action we take before receiving the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before making a change. Under certain retirement programs, spousal consent may be required to name a Beneficiary other than the spouse or to change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

      If no named Beneficiary or Contingent Beneficiary is living at the time any payment is to be made, the Owner will be the Beneficiary, or if the Owner is not then living, the Owner's estate will be the Beneficiary.

      Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to therein. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. A change in ownership rights must be made in Writing and a copy must be sent to our Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

      We will mail to Owners (or persons receiving payments following the Annuity Commencement Date), at their last known address of record, any reports and communications required by applicable law or regulation. You should therefore give us prompt written notice of any address change.

RIGHTS RESERVED BY US

      Upon  notice to the Owner,  a  Contract  may be  modified  by us, to the extent necessary in order to (1) operate Separate Account D in any form permitted under the 1940 Act or in any other form permitted by law; (2) transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account; (3) add, combine or remove Divisions in Separate Account D, or combine the Separate Account with another separate account; (4) add, restrict or remove Guarantee Periods of the Fixed Account;
(5) make any new Division  available to you on a basis to be determined by us;
(6)substitute,  for the  shares  held in any  Division,  the shares of another
Series or the shares of another investment company or any other investment permitted by law; (7) make any changes required by the Code or by any other applicable law, regulation or interpretation in order to continue treatment of the Contract as an annuity; (8) commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with applicable state law; or
(9) make any changes required to comply with the rules of any Series. When required by law, we will obtain your approval of changes and the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

      Amounts surrendered or withdrawn from a Contract will normally be paid within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request in good order. In the case of payment of death proceeds, if we do not receive a Written request as to the manner of payment within 60 days after the death proceeds become payable, any death benefit proceeds will be paid as a lump sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of said 60 day period. We reserve the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

      Finally, we reserve the right to defer payment of any surrender and annuity payment amounts or death benefit amounts of any portion of the Variable Account Value if (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or (c) the Securities and Exchange Commission by order permits the delay for the protection  of Owners.  Transfers and  allocations  of Account Value among the
Divisions   and  the  Fixed   Account  may  also  be  postponed   under  these
circumstances.

                          FEDERAL INCOME TAX MATTERS

GENERAL

      It is not possible to comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex and its application to a particular person may vary according to facts peculiar to such person. Consequently, this discussion is not intended as tax advice, and you should consult with a competent tax adviser before purchasing a Contract.

      The discussion is based on the law, regulations and interpretations existing on the date of this Prospectus. Congress has in the past and may again in the future enact legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. Judicial interpretations may also affect the tax treatment of annuities. It is possible that such changes could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.


      The discussion does not address state or local tax, estate and gift tax, or social security tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

      PURCHASE PAYMENTS. Purchasers of a Contract that does not qualify for special tax treatment and is therefore "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

      TAX DEFERRAL PRIOR TO ANNUITY COMMENCEMENT DATE. Owners who are natural persons are not taxed currently on increases in their Account Value resulting from interest earned in the Fixed Account or, if certain diversification requirements are met, the investment experience of Separate Account D. This treatment applies to Separate Account D only if it invests in Series that are "adequately diversified" in accordance with Treasury Department regulations. Although we do not control the Series, the investment advisers to the Series have undertaken to use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract that has not previously been taxed. Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

      Current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of Separate Account D assets for tax purposes. We reserve the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department has stated that it may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards are considered not to embody a new position.

      Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value unless an exception applies. Exceptions exist for, among other things, Owners that are not natural persons but that hold the Contract as an agent for a natural person.

      TAXATION OF ANNUITY PAYMENTS. Each annuity payment received after the Annuity Commencement Date is excludible from gross income in part. In the case of Fixed Annuity Payments, the excludible portion is determined by multiplying the amount paid by the ratio of the investment in the Contract (discussed below) to the expected return under the fixed Annuity Payment Option. In the case of Variable Annuity Payments, the amount paid is multiplied by the ratio of the investment in the Contract to the number of expected payments. In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments cease on account of the death of the Annuitant before the investment in the Contract has been fully recovered, the payee is allowed a deduction for the unrecovered amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may recover the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portions of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

      TAXATION OF PARTIAL WITHDRAWALS AND TOTAL SURRENDERS. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event a Contract is surrendered in its entirety, any amount received in excess of the investment in the Contract is includible in income, and any remaining amount received is excludible from income. All annuity contracts issued by us to the same Owner during any calendar year are to be aggregated for purposes of determining the amount of any distribution that is includible in gross income.

      PENALTY TAX ON PREMATURE DISTRIBUTIONS. A penalty tax is imposed on distributions under a Contract equal to 10% of the amount includible in income. The penalty tax will not apply, however, to (1) distributions made on or after the recipient attains age 59 1/2, (2) distributions on account of the recipient's becoming disabled, (3) distributions that are made after the death of the Owner prior to the Annuity Commencement Date or the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), and
(4) distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless clause (3) above applies.

      PAYMENT OF DEATH PROCEEDS. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

      ASSIGNMENTS AND LOANS. An assignment, loan, or pledge with respect to a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


      PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $30,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $40,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $30,000 and $40,000 the deduction is phased out based on the amount of income. Beginning in 1999, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for single persons will increase, as follows: 1999--$31,000 to $41,000; 2000--$32,000 to $42,000; 2001--$33,000 to

$43,000;  2002--$34,000 to $44,000; 2003--$40,000 to $50,000; 2004--$45,000 to
$55,000; and 2005 and thereafter--$50,000 to $60,000.

      Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $50,000 and $60,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Beginning in 1999, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows: 1999-- $51,000 to $61,000; 2000--$52,000 to $62,000; 2001--$53,000 to $63,000; 2002--
$54,000 to  $64,000;  2003--$60,000  to  $70,000;  2004--$65,000  to  $75,000;
2005--$70,000   to   $80,000;   2006--$75,000   to   $85,000;   and  2007  and
thereafter--$80,000 to $100,000.

      A married individual filing a joint tax return, who is not an active participant in a tax qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For such an individual, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

      TAX FREE ROLLOVERS. Amounts may be transferred in a tax-free rollover from a tax-qualified plan to an IRA (and from one IRA to another IRA) if certain conditions are met. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more,and (3) required minimum distributions under section 401(a)(9) of the Code.

      Rollovers may be accomplished in two ways. First, an eligible rollover distribution may be paid directly to an IRA (a "direct rollover"). Second, the distribution may be paid directly to the Annuitant and then, within 60 days of receipt, the amount may be rolled over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

      DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be included in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant attains age 59 1/2 and that are not made on account of death or disability, with certain exceptions, including distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren or ancestor, subject to a $10,000 lifetime maximum, and distributions for higher education expenses for the individual, a spouse, children, or grandchildren. These exceptions include distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary. Distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2. Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. See "Death Proceeds." Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAS

      Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is reduced for adjusted gross income beginning at $95,000 and is eliminated at $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

      An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

      Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

SIMPLIFIED EMPLOYEE PENSION PLANS

      Employees and employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee. However, total employer contributions are limited to 15% of an employee's compensation or $30,000, whichever is less.


SIMPLE RETIREMENT ACCOUNTS

      Employees and employers may establish an IRA plan known as a simple retirement account ("SRA"), if certain requirements are met. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year. The employer must, in general, make a fully vested matching contribution for employee deferrals up to 3% of compensation.

OTHER QUALIFIED PLANS

      PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. Such purchase payments are also excluded from the current income of the employee.

      DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE. To the extent that purchase payments are includible in an employee's taxable income, they (less any amounts previously received that were not includible in the employee's taxable income) represent his or her "investment in the Contract." Amounts received prior to the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan or to an individual retirement account or an IRA in accordance with the rollover rules under the Code. However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

      A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee's attaining age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, (2) made after the employee's separation from service on account of early retirement after attaining age 55, or (3) made to an alternate payee pursuant to a qualified domestic relations order.

      ANNUITY PAYMENTS. A portion of annuity payments received under Contracts in connection with section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments," except that the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts specified by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires, if later. Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

      SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self- employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

      PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

      These types of programs allow individuals to defer receipt of up to 100% of compensation that would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts, as well as earnings thereon. Purchase payments made by the employer, however, are not immediately deductible by the employer, and the employer is currently taxed on any increase in Account Value.

      Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

      TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING

      Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding. The payee may, however, elect to have no income tax withheld by submitting a withholding exemption certificate to us.

      In some cases, if you own more than one Qualified annuity contract, such contracts may be aggregated for purposes of determining whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. If, under this aggregation procedure, you are relying on distributions pursuant to another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract issued by us, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND SEPARATE ACCOUNT D

      AGL is taxed as a life insurance company under the Code. The operations of Separate Account D are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by Separate Account D (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of Separate Account D or the Contracts.

      Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

                           DISTRIBUTION ARRANGEMENTS

      The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of AGL, are also registered representatives of American General Securities Incorporated ("AGSI"), the principal underwriter of the Contracts, or registered representatives of Van Kampen American Capital Distributors, Inc. or other broker-dealer firms or representatives of other firms that are exempt from broker-dealer regulation. AGSI, Van Kampen American Capital Distributors, Inc. and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities
Dealers, Inc. AGSI is a wholly-owned subsidiary of AGL. AGSI's principal business address is the same as that of our Home Office. The interests under the Contracts are offered on a continuous basis. AGSI and Van Kampen American Capital Distributors, Inc. have entered into certain revenue and cost-sharing arrangements in connection with the marketing of the Contracts.

      AGL compensates Van Kampen American Capital Distributors, Inc. ("VKAC Distributors") and other broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 7% of first year purchase payments received pursuant to the Contracts. In addition, depending on the schedule selected, AGL may pay continuing "trail" commissions of up to .75% of Contract Account Value. AGL also has agreed to pay VKAC Distributors for its promotional activities such as the solicitaion of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents as well as related marketing support and related special promotional campaigns. From time to time VKAC Distributors may engage in special promotions resulting in the payment by VKAC Distributors of additional compensation to one or more of the broker-dealers that sell the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                              SERVICES AGREEMENT

      American General Independent Producer Division ("AGIPD") is party to a general services agreement with AGL. AGIPD, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019. Pursuant to this agreement, AGIPD provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.


                                 LEGAL MATTERS


      The legality of the Contracts described in this Prospectus has been passed upon by Steven A. Glover, Esquire, Senior Counsel of AGIPD. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AGL on certain federal securities law matters.


                           OTHER INFORMATION ON FILE

      A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

      A Statement is available from us on request. Its contents are as follows:

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


General Information .....................................................  2
Regulation and Reserves .................................................  2
Independent Auditors.....................................................  2
Services.................................................................  3
Principal Underwriter....................................................  3
Annuity Payments.........................................................  3
  Gender of Annuitant....................................................  3
  Misstatement of Age or Gender and Other Errors ........................  4
Change of Investment Adviser or Investment Policy .......................  4
Performance Data for the Divisions ......................................  4
Effect of Tax-Deferred Accumulation...................................... 10
Financial Statements..................................................... 11
Index to Financial Statements ........................................... 12

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAS ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY AFTER DECEMBER 31, 1997.

This Disclosure Statement is not part of your certificate but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your certificate to determine your specific rights and obligations thereunder.

                                  REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your certificate is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your certificate, within that period. If such notice is mailed within 20 days, current contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CERTIFICATE TO:
                        American General Life Insurance Company
                        Annuity Administration Department
                        P. O. Box 1401
                        Houston, Texas  77251-1401
                        (Phone No. (800)247-6584).

                                  ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the total deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.    ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, (i) filed a separate tax return, and did not live with your spouse at any time during the year, or (ii) filed a joint return and have a joint AGI of less than $150,000, your spouse's active participation will not affect your ability to make deductible contributions. If you are married and file jointly, your deduction will be phased out between an AGI of $150,000 to $160,000.

B.    ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, the Threshold Level is $30,000. If you are married and file a joint tax return, the Threshold Level is $50,000. If you are married but file a separate tax return, the Threshold Level will be $0.

For taxable years beginning in 1999, the Threshold Levels for single individuals and for married individuals filing jointly will increase as follows:

                                                Threshold Level
      For taxable years beginning in :       Single      Married (filing jointly)
      --------------------------------       --------------------
      1999                                   $31,000     $51,000
      2000                                   $32,000     $52,000
      2001                                   $33,000     $53,000
      2002                                   $34,000     $54,000
      2003                                   $40,000     $60,000
      2004                                   $45,000     $65,000
      2005                                   $50,000     $70,000
      2006                                   $50,000     $75,000
      2007 and thereafter                    $50,000     $80,000

A married individual filing a joint tax return, who is not an active participant, but whose spouse is, may, in any year, make deductible IRA contributions equal to the lesser of $2,000 or 100% of the individual's earned income. The Threshold Level for such individual is $150,000.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level

(AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. In the case of a married individual filing jointly and earning less than his or her spouse, the maximum Allowable Deduction is the lesser of $2,000 or the spouse's income, less any deductible IRA contributions or contributions to a Roth IRA. You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

      $10,000 - Excess AGI
      --------------------  x  Maximum Allowable Deduction  =  Deduction Limit
            $10,000

For the taxable year beginning in 2007, the deduction limit for married individuals filing jointly will be determined as follows:

      $10,000 - Excess AGI
      --------------------  x  Maximum Allowable Deduction  = Deduction Limit
            $20,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

      EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $31,619. In 1998, she would calculate her deductible IRA contribution as follows:

            Her AGI is $31,619
            Her Threshold Level is $30,000
            Her Excess AGI is (AGI - Threshold Level) or ($36,619 - $30,000) =
              $6,619
            Her Maximum Allowable Deduction is $2,000

            So, her IRA deduction limit is:

                  $10,000 - $6,619
                  ----------------   x $2,000 = $676 (rounded to $680)
                      $10,000

      EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. Their 1999 combined AGI is $55,255. Neither spouse contributed to a Roth IRA. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

            Their AGI is $55,255
            Their Threshold Level is $51,000
            Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $51,000)
              = $4,255
            The Maximum Allowable Deduction for each spouse is $2,000
            So, each spouse may compute his or her IRA deduction limit as follows:

                  $10,000 - 4,255
                  ---------------   x $2,000 = $1,149 (rounded to $1,150)
                      $10,000

      EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse could still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

      EXAMPLE 4: In 1998, Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

            His AGI is $1,500
            His Threshold Level is $0
            His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000 So, his IRA deduction limit is:

                  $10,000 - $1,500
                  ----------------    x $2,000 = $1,700
                      $10,000

            Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally,  IRA  distributions  which are not rolled over (see  "Rollover  IRA
Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

          Remaining
 Non-deductible Contributions
 ---------------------------- x Total Distributions = Nontaxable Distributions
 Year-End Total IRA Balances       (for the year)          (for the year)

To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

      EXAMPLE: An individual makes the following contributions to his or her IRA(s).

     Year              Deductible                            Non-deductible
     ----              ----------                            --------------
     1990               $ 2,000
     1991                 1,800
     1994                 1,000                                 $ 1,000
     1996                   600                                   1,400
                        -------                                 -------
                        $ 5,400                                 $ 2,400

     Deductible Contributions:                                  $ 5,400
     Non-Deductible Contributions:                                2,400
     Earnings on IRAs:                                            1,200
                                                                -------
     Total Account Balance of IRA(s) as of 12/31/98:            $ 9,000
     (before distributions in 1998).

In 1998, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/98 before 1998 distributions is $9,000. The non-taxable portion of the distributions for 1998 is figured as follows:

Total non-deductible contributions                      $2,400
                                                        ------ x $3,000 = $800
Total account balance in the IRAs before distributions  $9,000



Thus, $800 of the $3,000 distribution in 1998 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1998.

                              ROLLOVER IRA RULES

1.   IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over.

2.   EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations ss.1.401(a)(31)-1, ss.1.402(c)-2T and ss.31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code ss.72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA, (f) is used for a qualified first time home purchase for you, your spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum or (g) is for higher education purposes for you, your spouse, children or grandchildren.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code ss.408(b)(3) and ss.401(a)(9), you may not leave the funds in your certificate indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your certificate by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your certificate by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or
(d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code ss.4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code ss.4975.

Borrowing any money from this IRA would, under Code ss.408(e)(3), cause the certificate to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this certificate as security for a loan from the Company, if such loan were otherwise permitted, would, under Code ss.408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code ss.4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty.

                                 IRS APPROVAL

Your annuity contract and IRA endorsement have been filed by approval by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
   (GENERATIONS VARIABLE ANNUITY, FORM NOS. 95020 REV 896 AND 95021 REV 896)

This Financial Disclosure is applicable to IRAs using a Generations Variable Annuity (contract form numbers 95020 Rev 896 or 95021 Rev 896) purchased from American General Life Insurance Company on or after May 1, 1998.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

      (a) A maximum annual contract maintenance charge of $30 deducted at the end of each contract year.

      (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

      (c) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

      (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

      (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

                  6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

                  6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

                  5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

                  5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

                  4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

                  3% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

                  2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

            There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

            Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

      (f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

      (g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.60% and 1.75%.

            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS)


                         Generations VARIABLE ANNUITY
                        Disclosures and Forms Section


                                    Index


Individual Retirement Annuity Disclosure Statement and Financial Disclosure .....  page  1
1035 Exchange Instructions ......................................................  page  9
Qualified and Non-Qualified Funds Transfer Instructions .........................  page 10
Absolute Assignment Form ........................................................  page 11
Qualified Funds Transfer Form ...................................................  page 13
Non-Qualified Funds Transfer Form ...............................................  page 14
Change Request Form .............................................................  page 15
Systematic Withdrawals Request Form .............................................  page 17
Automatic Additional Purchase Payment Form ......................................  page 19
Change of Beneficiary Form ......................................................  page 21
Statement of Additional Information Request Form ................................  page 23

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

                          1035 Exchange Instructions
 -----------------------------------------------------------------------------
1.    Processing Rules

      A 1035 exchange is one that qualified under IRC Section 1035 guidelines.

      A 1035 exchange is for non-qualified funds only.

      The Home Office does not offer tax advice. Applicants and contractowners should contact their own tax advisors.

      To qualify as a 1035 exchange, the following contract types are required:

      * An annuity or life insurance contract in exchange for an annuity contract.

      In addition, the following contract type exchanges are required:

      *     Individual contract to individual contract.
      *     Joint contract to joint contract, and
      * Two individual contracts on same annuitant(s) with the same owner(s) to individual or joint contract.

      The annuitant and owner on the exchanged contract must be the same on the new contract.

      To qualify as a full 1035 exchange, all existing cash value must be transferred to the new contract and none of the cash value can be refunded.

      Money from a 1035 exchange cannot be added to an existing annuity contract, it must fund a new contract.
 -----------------------------------------------------------------------------
2.    Forms Requirements Annuity

      Application (form number which is approved in the state of application).

      Replacement form as required by state, if applicable.

      Absolute Assignment form (L 8714) for IRC Section 1035(A) Exchange.

      External company's  contract/policy or lost  contract/policy  statement.
 -----------------------------------------------------------------------------
3.    Signature Requirements

      The annuitant of the new application (age 15 or older) must sign the Annuity Application.

      The proposed owner of the new contract must sign the Annuity Application and the Absolute Assignment Form (L 8714).

      If the owner is a trust, the trustee must sign the application and Absolute Assignment Form (L8714) along with the trustee's title.

                       QUALIFIED AND NON QUALIFIED FUNDS
                            TRANSFER INSTRUCTIONS
 -----------------------------------------------------------------------------
1.    Processing Rules

      A transfer occurs when an existing policy/contract or account is liquidated and proceeds are forwarded to another company or to the client.

      There are three types of transfers:

      * Trustee-to-Trustee (or Custodian) transfer: Proceeds are sent from one company directly to another company to fund a like plan (Example: TSA to TSA, IRA to IRA, Nonqualified to Nonqualified).

      * Direct Rollover: Proceeds are sent from one company directly to another company to fund a different type of plan (Example: TSA to IRA, 401k to IRA, etc.).

      * Rollover: Proceeds are sent from the original company to the owner. The owner then forwards the check to the new company within 60 days.

      Partial transfers are allowed.

      Please consult a tax advisor for any tax consequences.

      These types of transfers are not 1035 exchanges and do not qualify under IRC Section 1035 guidelines.

      A transfer may be qualified or nonqualified.

      NOTE: The Home Office is  responsible  for qualified  administration  of
            IRAs/SEPs only. Other than IRA's, qualified plans' administration is the responsibility of the customer or plan administrator. The Home Office does not provide a plan prototype.
 -----------------------------------------------------------------------------
2.    Form Requirements

      Annuity Application (form number which is approved in the state of application).

      Replacement form as required by state, if applicable, and only when another annuity contract is being replaced.

      External   company/institution's   contract  or  lost  contract/contract
      statement.

      Qualified Funds Transfer Form (L 6742) if the funds are qualified and the Home Office is to request the funds.

      Non-Qualified Funds Transfer Authorization (L 8190) if the funds are non-qualified and coming from a non-insurance/annuity contract and the Home Office is to request the funds.

      If the plan type is IRA, refer the customer to the IRA disclosure attached to the prospectus.

      If the plan type is SEP, submit IRS Form 5305 with the application.
 -----------------------------------------------------------------------------
3.    Signature Requirements

      The annuitant/proposed owner of the new contract (age 15 or older) must sign the Annuity Application (if different individuals, both must sign).

      The owner must sign the Qualified Funds Transfer Form (L 6742) or the Non-Qualified Funds Transfer Authorization (L 8190) (whichever is applicable).

      If the owner is a trust, then the trustee's signature and title is required on all appropriate forms.

                   American General Life Insurance Company
                 A Subsidiary of American General Corporation
                   P. O. Box 1401 Houston, Texas 77251-1401

                             ABSOLUTE ASSIGNMENT
 TO EFFECT A SECTION 1035(a) EXCHANGE AND ROLLOVER OF A LIFE INSURANCE OR AN
                               ANNUITY CONTRACT

American General (Logo)                                       GENERATIONS (TM)
                                                              VARIABLE ANNUITY

 -----------------------------------------------------------------------------
TO BE COMPLETED ON THE EXISTING CONTRACT:

Contract No.: _________________________  Cash Value: _________________________

Annuitant/Insured: ____________________  Insurer: ____________________________

Owner: ________________________________  Address _____________________________
                                         of Insurer:
                                         _____________________________________
 -----------------------------------------------------------------------------

I hereby assign and transfer to American General Life Insurance Company all rights, title and interest of every nature and transfer to character in and to the contract described above (contract) in an exchange intended to qualify under Section 1035(a) of the Internal Revenue Code. In accordance with Section 1035 and its regulations, the Owner and Annuitant on the contract described above will be the same as on the contract to be issued.

I understand that if the Company underwrites, approves my application for, and issues to me a new annuity contract which I accept on the life of the same annuitant in the contract, then the Company intends to surrender the contract for its cash value.

I UNDERSTAND THAT AS OF THE DATE OF SURRENDER OF THE CONTRACT BY THE COMPANY, THE CONTRACT WILL NO LONGER PROVIDE ANY COVERAGE.

I UNDERSTAND THAT UPON RECEIPT OF THE SURRENDER VALUE BY THE COMPANY, THE PROCEEDS WILL BE APPLIED AS AN INITIAL OR ADDITIONAL PREMIUM FOR THE NEW ANNUITY CONTRACT. The first premium must be paid no later than when the new contract is delivered. The contract assigned shall not be considered a premium until the cash surrender value is actually received by the Company. A contract will not be in effect until the first premium is paid while all statements and answers in all parts of my application remain correct.

I understand that by executing this assignment, I irrevocably waive all rights, claims and demands under the contract.

I represent and agree that the Company is furnished this form and is participating in this transaction at my specific request and as an accommodation to me. I represent and agree that the Company has made no representations concerning my tax treatment under Internal Revenue Code
Section 1035 or otherwise.

The Company assumes no responsibility or liability for the undersigned's tax treatment under Internal Revenue Code Section 1035 or otherwise.

I represent and warrant that no person, firm or corporation has a legal or equitable interest in the contract, except the undersigned and that no proceedings of either a legal or equitable nature have been instituted or are pending against undersigned.

I UNDERSTAND THAT THE FIRST PREMIUM MUST BE PAID NO LATER THAN THE TIME THE CONTRACT APPLIED FOR IS DELIVERED AND THAT THE CASH VALUE OF THE ASSIGNED CONTRACT SHALL NOT BE CONSIDERED PART OF THE PREMIUM UNTIL THE CASH SURRENDER VALUE IS ACTUALLY RECEIVED BY THE COMPANY. I FURTHER UNDERSTAND THAT AN ANNUITY CONTRACT WILL NOT COME INTO FORCE AS A RESULT OF THIS ASSIGNMENT.

Signed this _____ day of ________________, 19_____ at_________________________

 ___________________________________  ________________________________________
 WITNESS                              SIGNATURE OF OWNER (ASSIGNEE)

 ___________________________________  ________________________________________
 WITNESS                              SIGNATURE OF CO-OWNER (IF APPLICABLE)

 -----------------------------------------------------------------------------

HOME OFFICE USE ONLY

Received and duplicated filed at the Home Office of the Company at 2727A Allen Parkway, 3-50, Houston, Texas 77019-2191.

     By ____________________________________________,_________________________
                                                             (TITLE)

L 8714 REV 996

                    [ THIS PAGE INTENTIONALLY LEFT BLANK ]

American General (Logo)                                       GENERATIONS (TM)
                                                              VARIABLE ANNUITY

                        QUALIFIED FUNDS TRANSFER FORM

For use by customers transferring Qualified funds (IRA, 401(K), pension plan, or other qualified deferred compensation) to American General Life Insurance Company when funds to be invested are not in a life insurance contract or policy -- THIS FORM IS NOT TO BE USED FOR 1035 EXCHANGES. Disclosure forms required of the Insurer must be delivered to the customer.

 -----------------------------------------------------------------------------

                         CURRENT TRUSTEE OR CUSTODIAN

Name:_________________________________________________________________________

Address:______________________________________________________________________

 -----------------------------------------------------------------------------

                                 PARTICIPANT
Name:_________________________________________________________________________

Account Number:_______________________________________________________________

Sum to be transferred: [ ]  Full Account Balance [ ]  Other __________________

 -----------------------------------------------------------------------------

                    NOTICE TO CURRENT TRUSTEE OR CUSTODIAN

You are directed to convert to cash the assets held for the Participant under the IRC 408(a) (Individual Retirement Annuity or Account) or other qualified account indicated above and transfer the funds to American General Life Insurance Company as described under "Transfer Information".

Signature-Participant:________________________________________________________

 -----------------------------------------------------------------------------

                             TRANSFER INFORMATION

Make check payable as follows:  American General Life Insurance Company for the benefit (FBO) of________________________________________________
                                       Print Name of Participant

         P.O. Box 1401            OR   2727A Allen Parkway, 3-50
         Houston, TX 77251-1401        Houston, TX 77019-2191

 -----------------------------------------------------------------------------

                                  ACCEPTANCE

American General Life Insurance Company will accept on behalf of the above named Participant, the transfer of funds from the above account and deposit said funds into an IRC 408(b) Individual Retirement Annuity or other qualified account as directed with American General Life Insurance Company subject to the terms and conditions of said annuity or account.

By:___________________________________________________________/_______________
   American General Life Insurance Company                          Date

 -----------------------------------------------------------------------------

If this is a full account balance transfer, Participants who have reached their required distribution age (701/2) or older must take any required distribution prior to completing this transaction.

L 6742 REV 394

American General (Logo)                                       GENERATIONS (TM)
                                                              VARIABLE ANNUITY

                   NON-QUALIFIED FUND TRANSFER AUTHORIZATION

For use by customers transferring Non-Qualified funds from a Financial Institution or Mutual Fund to American General Life Insurance Company. THIS FORM IS NOT TO BE USED FOR 1035 EXCHANGES.

 -----------------------------------------------------------------------------

                        CURRENT FINANCIAL INSTITUTION

Name:_________________________________________________________________________

Address:______________________________________________________________________

        ______________________________________________________________________

Phone No.:____________________________________________________________________

 -----------------------------------------------------------------------------

                                ACCOUNT OWNER

Name:_________________________________________________________________________

Account/Certificate Number(s):  1.____________________________________________

            2.________________________________________________________________

            3.________________________________________________________________

 -----------------------------------------------------------------------------

                   NOTICE TO CURRENT FINANCIAL INSTITUTION

I hereby request and direct the following action to be taken in order to transfer the proceeds of the account/certificate identified above (Complete number 1, 2, or 3 as appropriate):

      1.  [ ]  Certificate of Deposit Withdrawal:
               [ ] Full  [ ] Partial $_______________
                                      Indicate Amount
          (Complete a or b)
          a.  [ ] On the Maturity date of ______/______/______.
          b.  [ ] Upon receipt of this request.
      2. [ ] Fully liquidate Mutual Fund Account (copy of recent statement attached).
      3.  [ ] Other type of Account (e.g. savings, checking)
              [ ] Full    [ ] Partial $_______________
                                       Indicate Amount

Signature-Account Owner:______________________________________________________

 -----------------------------------------------------------------------------

                             TRANSFER INFORMATION

Make check payable as follows:         American General Life Insurance Company

      for the benefit (FBO) of________________________________________________
                                       Print name of Account Owner

Funds should be sent to:

         P.O. Box 1401             OR    2727A  Allen Parkway, 3-50
         Houston, TX 77251-1401          Houston, TX 77019-2191
                                         (713) 831-3505

 -----------------------------------------------------------------------------

                                  ACCEPTANCE

American General Life Insurance Company will accept on behalf of the above named Participant, the transfer of funds from the above account(s) and deposit said funds in a flexible premium deferred annuity or other account as directed with American General Life Insurance Company subject to the terms and conditions of said annuity or account.

By:_____________________________________________________________________/_____
   Authorized Representative of American General Life Insurance Company   DATE

 -----------------------------------------------------------------------------

L 8190 REV 694

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPERATE ACCOUNT D
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                              - CHANGE REQUEST -

COMPLETE AND RETURN THIS REQUEST TO:                          GENERATIONS (TM)
    Annuity Administration                                    VARIABLE ANNUITY
        P.O. Box 1401
    Houston, TX 77251-1401
        (800)200-3883
 -----------------------------------------------------------------------------
1. [X] CONTRACT INDENTIFICATION (COMPLETE SECTIONS 1 AND 6 FOR ALL REQUESTS.) INDICATE CHANGE OR REQUEST DESIRED BELOW.

      CONTRACT #:_____________________  ANNUITANT:____________________________
      CONTRACT OWNER(S):______________________________________________________
      ADDRESS:________________________________________________________________
      [ ]CHECK HERE IF CHANGE OF ADDRESS______________________________________
      S.S. NO. OR TAX I.D. NO.:_____-_____-_____ Phone Number:(____)__________
 -----------------------------------------------------------------------------
2.    [ ] DOLLAR COST AVERAGING

      Dollar cost average  [ ] $__________  OR  [ ] __________% (whole % only)
      Begin Date:__________
      Taken from the  [ ] Money Market  OR  [ ] 1-Year Guarantee Period
      Frequency:  [ ] Monthly  [ ] Quarterly  [ ] Semiannually  [ ] Annually
      Duration:  [ ] 12 months  [ ] 24 months  [ ] 36 months  [ ] 48 months
                 [ ] 60 months

      to be allocated to the following divisions(s) as indicated. (Use only dollars OR percentages below.)

      Asian Equity (95)                      __________
      Domestic Income (80)                   __________
      Emerging Growth (81)                   __________
      Emerging Markets Equity (82)           __________
      Enterprise (83)                        __________
      Equity Growth (87)                     __________
      Fixed Income (84)                      __________
      Global Equity (85)                     __________
      Government (86)                        __________
      Growth and Income (88)                 __________
      High-Yield (89)                        __________
      International Magnum (90)              __________
      Mid Cap Value (91)                     __________
      Money Market (92)                      __________
      Morgan Stanley Real Estate Sec. (93)   __________
      Strategic Stock (96)                   __________
      Value (94)                             __________
      Other                                  __________
 -----------------------------------------------------------------------------
3. [ ] AUTOMATIC REBALANCING ($25,000 minimum) USE WHOLE PERCENTAGES; TOTAL MUST EQUAL 100%.

      [ ] ADD [ ] CHANGE Automatic Rebalancing of variable investments to the percentage allocations indicated below:
      [ ] Quarterly  [ ] Semiannually  [ ] Annually (based on contract anniversary)
      [ ] STOP Automatic Rebalancing

      Asian Equity (95)                      __________%
      Domestic Income (80)                   __________%
      Emerging Growth (81)                   __________%
      Emerging Markets Equity (82)           __________%
      Enterprise (83)                        __________%
      Equity Growth (87)                     __________%
      Fixed Income (84)                      __________%
      Global Equity (85)                     __________%
      Government (86)                        __________%
      Growth and Income (88)                 __________%
      High-Yield (89)                        __________%
      International Magnum (90)              __________%
      Mid Cap Value (91)                     __________%
      Money Market (92)                      __________%
      Morgan Stanley Real Estate Sec. (93)   __________%
      Strategic Stock (96)                   __________%
      Value (94)                             __________%
      Other                                  __________%

      NOTE: Automatic Rebalancing is only available for variable divisions. Automatic Rebalancing will not change allocation of future purchase payments.
 -----------------------------------------------------------------------------
4.    [ ] CHANGE OF ALLOCATION OF FUTURE PURCHASE PAYMENTS
      USE WHOLE PERCENTAGES; TOTAL MUST EQUAL 100%

      Asian Equity (95)                      __________%
      Domestic Income (80)                   __________%
      Emerging Growth (81)                   __________%
      Emerging Markets Equity (82)           __________%
      Enterprise (83)                        __________%
      Equity Growth (87)                     __________%
      Fixed Income (84)                      __________%
      Global Equity (85)                     __________%
      Government (86)                        __________%
      Growth and Income (88)                 __________%
      High-Yield (89)                        __________%
      International Magnum (90)              __________%
      Mid Cap Value (91)                     __________%
      Money Market (92)                      __________%
      Morgan Stanley Real Estate Sec. (93)   __________%
      Strategic Stock (96)                   __________%
      Value (94)                             __________%
      1-Year Guarantee Period                __________%
      Other                                  __________%

      NOTE: A change to the allocation of future purchase payments will not alter Automatic Rebalancing allocations.
 -----------------------------------------------------------------------------
5.    [ ] TRANSFER OF ACCUMULATED VALUES
      (AVAILABLE BY EITHER $ OR % ALLOCATION)

      Indicate division number along with gross dollar or percentage amount. (Maintain $ or % consistency)

      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________
      __________ from Div. ________ to Div. _________

      NOTE: If a transfer is elected and Automatic Rebalancing is active on your account, you may want to consider changing the Automatic Rebalancing allocations (Section 3). Otherwise, the Automatic Rebalancing will transfer funds in accordance with instructions on file.
 -----------------------------------------------------------------------------
6.    [X] AFFIRMATION/SIGNATURE (COMPLETE THIS SECTION FOR ALL REQUESTS)

      CERTIFICATION: Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding under Section 3406(a)(1)(c) of the Internal Revenue Code.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
 -----------------------------------------------------------------------------
L 8878

                    [ THIS PAGE INTENTIONALLY LEFT BLANK ]

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPERATE ACCOUNT D
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                      - SYSTEMATIC WITHDRAWALS REQUEST -

COMPLETE AND RETURN THIS REQUEST TO:                          GENERATIONS (TM)
    Annuity Administration                                    VARIABLE ANNUITY
        P.O. Box 1401
    Houston, TX 77251-1401
        (800)200-3883
 -----------------------------------------------------------------------------
1. [X] CONTRACT INDENTIFICATION (COMPLETE SECTIONS 1 AND 6 FOR ALL REQUESTS.) INDICATE CHANGE OR REQUEST DESIRED BELOW.

      CONTRACT #:_____________________  ANNUITANT:____________________________
      CONTRACT OWNER(S):______________________________________________________
      ADDRESS:________________________________________________________________
      [ ]CHECK HERE IF CHANGE OF ADDRESS______________________________________
      S.S. NO. OR TAX I.D. NO.:_____-_____-_____ Phone Number:(____)__________
 -----------------------------------------------------------------------------
2. [ ] SYSTEMATIC WITHDRAWAL ELECTION (MINIMUM CHECK AMOUNT IS $100.) (USE EITHER DOLLARS OR WHOLE PERCENTAGES.) (DOLLARS MUST TOTAL SPECIFIED AMOUNT, OR PERCENTAGES MUST TOTAL 100%.)

      WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO AN IRS PENALTY. CONSULT YOUR TAX ADVISOR FOR ADDITIONAL INFORMATION.

      HOW OFTEN SHOULD PAYMENTS BE MADE:

      [ ] MONTHLY  [ ] QUARTERLY  [ ] SEMIANNUALLY  [ ] ANNUALLY

      First check to be processed on ____/____/____. Subsequent checks will be processed at the next payout dates on the SAME DAY of the month elected as your start date. (Date must be between the 5th and 24th of the month and at least 30 days after issue date.)

      SPECIFIED DOLLAR AMOUNT $___________ (Not to be used for partial withdrawal request)

      Unless specified below, withdrawals will be taken from the divisions as they are currently allocated in your contract.

      Asian Equity (95)                      __________
      Domestic Income (80)                   __________
      Emerging Growth (81)                   __________
      Emerging Markets Equity (82)           __________
      Enterprise (83)                        __________
      Equity Growth (87)                     __________
      Fixed Income (84)                      __________
      Global Equity (85)                     __________
      Government (86)                        __________
      Growth and Income (88)                 __________
      High-Yield (89)                        __________
      International Magnum (90)              __________
      Mid Cap Value (91)                     __________
      Money Market (92)                      __________
      Morgan Stanley Real Estate Sec. (93)   __________
      Strategic Stock (96)                   __________
      Value (94)                             __________
      1-Year Guarantee Period                __________
      Other ____________________             __________
 -----------------------------------------------------------------------------
3.    [ ] MAILING OF YOUR SYSTEMATIC WITHDRAWAL

      NOTE: If no method is indicated, check(s) will be mailed to the owner at the address of record.

      Check one: [ ] Mail check to owner. [ ] Mail check to alternate address.
                 [ ] Deposit funds directly to bank/firm.*
                     (available only for systematic withdrawals)
      ________________________________________________________________________
      INDIVIDUAL OR BANK/FIRM
      ____________________________   _________________________________________
      ADDRESS                        CITY/STATE/ZIP
      ____________________________   Type of account: [ ] Checking [ ] Savings
      IF BANK/FIRM, PROVIDE ACCOUNT NUMBER TO BE REFERENCED FOR DEPOSIT.

      *Enclose a voided check from account where funds are to be deposited. PLEASE DO NOT ENCLOSE A DEPOSIT SLIP.
 -----------------------------------------------------------------------------
4.    [ ] NOTICE OF WITHHOLDING

      The taxable portion of the distribution you receive from your annuity contract is subject to federal income tax withholding unless you elect not to have withholding apply. Withholding of state income tax may also be required by your state of residence. You may elect not to have withholding apply by checking the appropriate box below. If you elect not to have withholding apply to your distribution or if you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax are not sufficient.

      [ ] I do NOT want  income  tax  withheld  from  each  distribution.
      [ ] I do want __% or [ ] 10% income tax withheld from each distribution.
 -----------------------------------------------------------------------------
5.    [X] AFFIRMATION/SIGNATURE

      CERTIFICATION: UNDER PENALTIES OF PERJURY, I CERTIFY (1) THAT THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER; AND (2) THAT I AM NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE.

      THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      Dated at ___________________ this _____ day of ____________ , 19 ______.
      ____________________________                ____________________________
                Witness                                     Owner
                                                  ____________________________
                                                    Co-Owner (if applicable)

L8879

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Page 18

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPERATE ACCOUNT D
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                     AUTOMATIC ADDITIONAL PURCHASE PAYMENT

COMPLETE AND RETURN THIS REQUEST TO:                          GENERATIONS (TM)
    Annuity Administration                                    VARIABLE ANNUITY
        P.O. Box 1401
    Houston, TX 77251-1401
        (800)200-3883

Contract #:___________________________________________________________________
Annuitant:____________________________________________________________________
Contract Owner(s):____________________________________________________________
(Name and ____________________________________________________________________
Address:) ____________________________________________________________________
Amount of Investment: ________________________________________________________
                                   (Minimum $100 per contract)
Frequency:  [ ] Monthly  [ ] Quarterly  [ ] Semiannually  [ ] Annually
Date of 1st withdrawal: _______/_______/_______
Name of Bank: _______________________________________________________________
Account Number: _____________________________________________________________

                            ATTACH A VOIDED CHECK
 -----------------------------------------------------------------------------
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 -----------------------------------------------------------------------------

Please sign and date the authorization below.

I, the undersigned bank account owner, hereby authorize and request American General Life Insurance Company ("Company") to initiate electronic or other commercially accepted type debits against the indicated bank account in the depository institution named above ("Depository") for purchase payments due on the contract listed above. I hereby agree to indemnify and hold the Company harmless from any loss, claim or liability of any kind by reason or dishonor of any debit.

I agree that this Authorization may be terminated by me or the Company at any time and for any reason by providing written notice of such termination to the non-terminating party and may be terminated by the Company immediately if any debit is not honored by the Depository named above for any reason.

_________________________________________________   __________________________
       Signature of Bank Account Owner(s)                     Date

L 8877

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                                    Page 20

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPERATE ACCOUNT D
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                             CHANGE OF BENEFICIARY

COMPLETE AND RETURN THIS REQUEST TO:                          GENERATIONS (TM)
    Annuity Administration                                    VARIABLE ANNUITY
        P.O. Box 1401
    Houston, TX 77251-1401
        (800)200-3883

  (Before completing this form please read instructions below and on reverse side.)
 -----------------------------------------------------------------------------
 Contract No.          | Contract Owner         | Annuitant
 -----------------------------------------------------------------------------
METHOD OF PAYMENT: The death proceeds shall be payable in equal shares to the designated beneficiaries as may be living, unless otherwise provided below. In the event no beneficiary survives the Annuitant or Owner, and if this form, or the Contract does not provide otherwise, the proceeds will be paid to the executors or administrators of the deceased's Estate.
 -----------------------------------------------------------------------------
PRIMARY BENEFICIARY:
 FULL NAME           RELATIONSHIP TO ANNUITANT      PERCENTAGES(IF APPLICABLE)
 _____________________________________________________________________________
 _____________________________________________________________________________
 _____________________________________________________________________________
If a living or non-testamentary trust is designated as a primary beneficiary, complete the following:
 ___________________________________________________Date:_____________________
                      Name of Trust

CONTINGENT BENEFICIARY (proceeds payable under this designation only if none of the designated primary beneficiaries survive the deceased Annuitant or Owner):

 FULL NAME           RELATIONSHIP TO ANNUITANT      PERCENTAGES(IF APPLICABLE)
 _____________________________________________________________________________
 _____________________________________________________________________________
 _____________________________________________________________________________
If a living or non-testamentary trust is designated as a contingent beneficiary, complete the following:
 ___________________________________________________Date:_____________________
                      Name of Trust
 -----------------------------------------------------------------------------
The undersigned contract owner hereby revokes any previous beneficiary designation and any optional mode of settlement with respect to any death benefit proceeds payable at the death of the annuitant or owner.

I represent and certify that no insolvency or bankruptcy proceedings are now pending against me.

Dated at __________________ this __________ day of _________________, 19_____.

 ______________________________________   ____________________________________
                WITNESS                              CONTRACT OWNER
 ______________________________________   ____________________________________
                WITNESS                     Additional Signature if Required

 -----------------------------------------------------------------------------

This change of beneficiary and/or method of settlement has been approved by the Company at its Home Office, and presentation of the Contract for endorsement has been waived.

                                       AMERICAN GENERAL LIFE INSURANCE COMPANY
DATE OF APPROVAL: _______________________________________ BY: ________________

L 8876

                   INSTRUCTIONS FOR DESIGNATING BENEFICIARY

1. All signatures must be in INK and should appear exactly as the name is given in the contract. A separate election for change of beneficiary must be completed for each contract.

2. The full name of the new Beneficiary, relationship to the Annuitant, current mailing address and taxpayer identification number (S.S. No.) should be given for all Beneficiaries. If Beneficiary is to receive payment under life income option, give date of birth.

3. If a Beneficiary is a married woman, her full given name should be used. For example, Mary E. Jones, not Mrs. J.F. Jones. If a Trustee is designated, notification as to the type of trust created should be furnished the Company.

4. If two Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivor;" if three or more Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivors or survivor." If the interest of one Beneficiary is to be contingent to the interest of another, after the name of the first Beneficiary the following words should be placed: "if living; otherwise to."

For your assistance, examples of the wording to be used in some of the more common designations are set out below. In difficult cases where there is doubt as to the proper wording, the Company will prepare a special form for your signature on request.

1.  One Beneficiary                                  Jane Doe, wife of the Annuitant.

2.  Two Primary Beneficiaries                        Jane Doe, wife of the Annuitant, and John Doe, son, equally, or to the survivor.

3.  One Primary and Two Contingent Beneficiaries     Jane Doe, wife of the Annuitant, if living; otherwise to John Doe and Mary
                                                     Doe, children of the Annuitant, equally, or to the survivor.

4.  One Primary and One Contingent Beneficiary       Jane Doe, wife of the Annuitant, if living; otherwise to John Doe, son.

5.  Two Primary and One Contingent Beneficiaries     John Doe and Mary Doe, parents of the Annuitant, equally, or to the survivor; otherwise, to Jane Doe, sister of the Annuitant.

6.  Wife, Primary; Named and Un-named Children,      Jane Doe, wife of the Annuitant, if living; otherwise to Henry Doe, Barbara
    Contingent Beneficiaries                         Doe, and Paul Doe, children of the Annuitant, and any other then living children born of the marriage of the Annuitant and said wife, equally, or to the survivors.

7.  Wife, Primary; Children and Step-Children        Mary Doe, wife of the Annuitant, if living; otherwise, Henry Doe, son of the
    Contingents                                      Annuitant, Mary Doe, stepdaughter of the Annuitant, and any then living children born of the marriage of the Annuitant and said wife, equally, or to the survivor.

8.  Wife, Primary; Unnamed Children with Second      Jane Doe, wife of the Annuitant, if living; otherwise any then living children
    Contingents                                      born of the marriage of the Annuitant and said wife, equally, or to the survivor; otherwise to Harry Doe and Mabel Doe, parents of the Annuitant, equally, or to the survivor.

9.  Business Designations                            A.  The Beacon Oil Company,  Incorporated,  a Texas Corporation
                                                         Houston, Texas, employer (or creditor), or its successors or assigns.

                                                     B.  John Doe, Business Partner.

                                                     C.  Harry Doe, Employer (or employee).

10.  Trustee - Written Trust                         The American General Bank, Houston, Texas, as Trustee, or its successors in Trust, under Trust Instrument dated May 31, 1995.

     Trustee -  Testamentary  Trust                  Trustee as provided in the Last Will and Testament of the Annuitant, or successors thereunder.

11.  Estate                                          The Executors, Administrators, or Assigns of the Annuitant.

L 8876

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPERATE ACCOUNT D
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                                                              GENERATIONS (TM)
                                                              VARIABLE ANNUITY

To Obtain a Statement of Additional Information, please complete the form below and mail to:

      American General Life Insurance Company
      Attn:  Annuity Correspondence Unit
      P.O. Box 1401
      Houston, TX  77251-1401

Please send a Statement of Additional Information for the Generations Variable Annuity to me at the following address:

 ______________________________________
 Name

 ______________________________________
 Address

 ______________________________________
 City/State                    Zip Code

L8953

                    [ THIS PAGE INTENTIONALLY LEFT BLANK ]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT D

               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401

                     1-800-200-3883        713-831-3505


                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 1998


      This Statement of Additional Information ("Statement") is not a prospectus. It should be read with the Prospectus for American General Life
Insurance Company Separate Account D ("Separate Account D"), dated May 1, 1998, concerning flexible payment deferred individual annuity Generations (TM) Contracts ("Contracts") investing in certain Series of the Van Kampen American Capital Life Investment Trust and the Morgan Stanley Universal Funds, Inc.. You can obtain a copy of the Prospectus for the Contracts, and any supplements thereto, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through AGL's Separate Account D. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Glossary."

                               TABLE OF CONTENTS

General Information........................................................  2
Regulation and Reserves ...................................................  2
Independent Auditors.......................................................  2
Services...................................................................  3
Principal Underwriter......................................................  3
Annuity Payments...........................................................  3
  Gender of Annuitant......................................................  3
  Misstatement of Age or  Gender and Other Errors..........................  4
Change of Investment Adviser or Investment Policy..........................  4
Performance Data for the Divisions.........................................  4
Effect of Tax-Deferred Accumulation........................................ 10
Financial Statements....................................................... 11
Index to Financial Statements.............................................. 12

                              GENERAL INFORMATION

      AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. Effective December 31, 1991, AGL redomesticated as a Texas insurer and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri") engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.

                            REGULATION AND RESERVES

      AGL is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

      Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of AGL under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

      Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on AGL would be.

      Pursuant to state insurance laws and regulations, AGL is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS


      The  consolidated   financial   statements  of  AGL  and  the  financial
statements of the Generations Divisions of Separate Account D included in this Statement have been audited by Ernst & Young

LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein. Such financial statements have been included in this Statement in reliance upon such reports of Ernst & Young LLP given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, TX 77010-2007.


                                   SERVICES

      AGL and American General Independent Producer Division ("AGIPD") are parties to a services agreement which has been entered into among most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies. AGIPD is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGIPD provides shared services including data processing, systems, customer services, product development, actuarial, auditing, accounting and legal to AGL and certain other life insurance companies at cost. AGL did not pay any fees to AGIPD in 1997 because no services were performed.

                             PRINCIPAL UNDERWRITER

      American General Securities Incorporated ("AGSI") is the principal underwriter with respect to the Contracts. AGSI also serves as principal underwriter to American General Life Insurance Company of New York Separate Account E, AGL's Separate Account A and AGL's Separate Account VL-R, all of which are unit investment trusts registered under the Investment Company Act of 1940, as amended. AGSI, a Texas corporation, is a wholly owned subsidiary of AGL and a member of the National Association of Securities Dealers, Inc.

      As principal underwriter, with respect to all contracts issued by AGL and funded through Separate Account D, AGSI has received from AGL $13,954 in 1997 and less than $1,000 of compensation for each of the previous two years.

      The securities offered pursuant to the Contracts are offered on a continuous basis.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT

      When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

      However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. We will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

      If the age or gender of an Annuitant has been misstated to us, any amount payable will be that which the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

      Unless otherwise required by law or regulation, neither the investment adviser to any Series nor any investment policy may be changed without the consent of AGL. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. You will be notified of any investment policy change prior to its implementation by Separate Account D if your comment or vote is required for such change.



                      PERFORMANCE DATA FOR THE DIVISIONS

      Investment results for the available Divisions of Separate Account D may be quoted from time to time. Such results will not be an estimate or guarantee of future investment performance, and will not represent the actual experience of amounts invested by a particular Owner. Performance figures will be carried to the nearest one-hundredth of one percent and may include the effect of voluntary fee waivers and expense reimbursements in favor of the Funds from their investment adviser and administrator.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS


      Each Division may advertise its average annual total return. Each Division's average annual total return quotation is computed in accordance with a standard method prescribed by the Securities and Exchange Commission ("SEC"). The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the then-applicable
Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the mortality and expense risk charge, the administrative expense charge and the Annual Contract Fee, but do not include the charges for any applicable premium taxes. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. In addition, a Division may, from time to time, advertise average annual total return on a non-standardized basis, where the actual historical performance of the corresponding series in which the Division invests pre-dates the effective date of the Division.

      Average annual total return quotations for the period ended December 31, 1997 are set forth, for the indicated Divisions, in the table below.

 Investment Division                                   Since Division Inception *
 -------------------                                   ------------------------
 Domestic Income                                               3.97 %
 Emerging Growth                                               7.94 %
 Enterprise                                                   18.21 %
 Government                                                    2.47 %
 Growth and Income                                            12.88 %
 Money Market                                                 (3.45)%
 Morgan Stanley Real Estate Securities                        15.15 %
 Strategic Stock                                             (21.27)%
 Asian Equity                                                (72.81)%
 Emerging Markets Equity                                     (16.35)%
 Equity Growth                                                21.73 %
 Global Equity                                                14.02 %
 International Magnum                                         (1.03)%
 Fixed Income                                                  2.29 %
 High Yield                                                    4.83 %
 Mid Cap Value                                                28.37 %
 Value                                                        12.37 %

* The dates when the Divisions commenced operations are as follows: the Enterprise and Government Divisions, June 1, 1992; the Money Market Division, June 10, 1992; the Domestic Income Division, June 29, 1992; the Growth and Income, Emerging Markets Equity, Equity Growth, and Value Divisions, January 29, 1997; the Emerging Growth and Fixed Income Divisions, January 30, 1997; the Global Equity, Mid Cap Value, and High Yield Divisions, February 5, 1997; the International Magnum Division, February 10, 1997; the Morgan Stanley Real Estate Securities Division, February 15, 1997; the Asian Equity Division, June 13, 1997; the Strategic Stock Division, November 3, 1997.


TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

      Each Division may also advertise its non-standardized total return, which is calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the redeemable value does not reflect the deduction of any applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract will continue through the end of each period, or the deduction of the Annual Contract Fee. If reflected, these charges would reduce the performance results presented.

CUMULATIVE TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

      No standard formula has been prescribed by the SEC for calculating cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return quotations reflect changes in Accumulation Unit value and are calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage.


                            C = (ERV/P) - 1

Where:

     C =      cumulative total return
     P =      a  hypothetical  initial  investment  of  $1,000
   ERV =      ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE


      Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division. The tables below provide hypothetical performance information for the available Divisions of Separate Account D based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and all Separate Account charges and deductions, with respect to the Contracts, that hypothetically would have been made had the Separate Account, with respect to the Contracts, been invested in these Series for all the periods indicated.

             Hypothetical Historical Average Annual Total Returns
                          (Through December 31, 1997)

                                                                                      Since
                                                                                      Series
 Investment Division                      One Year              Five Years            Inception*
 -------------------                      --------              ----------            ---------
 Domestic Income                            4.26 %                7.89%                 6.77 %
 Emerging Growth                           12.66 %                 N/A                 18.61 %
 Enterprise                                21.82 %               16.38%                11.02 %
 Government                                 1.95 %                4.00%                 5.55 %
 Growth and Income                         16.09 %                 N/A                 15.96 %
 Money Market                               2.72 %                3.22%                 4.52 %
 Morgan Stanley Real Estate Securities     13.69 %                 N/A                 24.51 %
 Strategic Stock                             N/A                   N/A                (21.27)%
 Asian Equity                                N/A                   N/A                (72.81)%
 Emerging Markets Equity                   (7.04)%                    N/A              (7.14)%
 Equity Growth                               N/A                   N/A                 21.73 %
 Global Equity                               N/A                   N/A                 14.02 %
 International Magnum                        N/A                   N/A                 (1.03)%
 Fixed Income                                N/A                   N/A                  2.29 %
 High Yield                                  N/A                   N/A                  4.83 %
 Mid Cap Value                               N/A                   N/A                 28.87 %
 Value                                       N/A                   N/A                 12.37 %

                     Hypothetical Historical Total Returns
                          (Through December 31, 1997)
                                                                                      Since
                                                                                      Series
 Investment Division                      One Year              Five Years            Inception*
 -------------------                      --------              ----------            ---------
 Domestic Income                            10.35 %                8.50%                6.83 %
 Emerging Growth                            18.75 %                 N/A                20.36 %
 Enterprise                                 27.93 %               16.84%               11.06 %
 Government                                  8.04 %                4.69%                5.61 %
 Growth and Income                          22.18 %                 N/A                21.32 %
 Money Market                                8.80 %                 3.92%               4.57 %
 Morgan Stanley Real Estate Securities      19.79 %                 N/A                26.15 %
 Strategic Stock                              N/A                   N/A                15.21 %
 Asian Equity                                 N/A                   N/A               (66.44)%
 Emerging Markets Equity                    (1.04)%                    N/A             (2.70)%
 Equity Growth                                N/A                   N/A                28.37 %
 Global Equity                                N/A                   N/A                20.78 %
 International Magnum                         N/A                   N/A                 5.75 %
 Fixed Income                                 N/A                   N/A                 8.87 %
 High Yield                                   N/A                   N/A                11.55 %
 Mid Cap Value                                N/A                   N/A                35.72 %
 Value                                        N/A                   N/A                18.97 %


               Hypothetical Historical Cumulative Total Returns
                          (Through December 31, 1997)
                                                                                      Since
                                                                                      Series
 Investment Division                      One Year              Five Years            Inception*
 -------------------                      --------              ----------            ---------
 Domestic Income                            10.35 %               50.32%               95.60 %
 Emerging Growth                            18.75 %                 N/A                58.84 %
 Enterprise                                 27.93 %              117.68%              242.33 %
 Government                                  8.04 %               25.73%               89.80 %
 Growth and Income                          22.18 %                 N/A                21.82 %
 Money Market                                8.80 %               21.21%               69.03 %
 Morgan Stanley Real Estate Securities      19.79 %                 N/A                78.60 %
 Strategic Stock                              N/A                   N/A                 2.27 %
 Asian Equity                                 N/A                   N/A               (45.16)%
 Emerging Markets Equity                    (1.04)%                 N/A                (3.36)%
 Equity Growth                                N/A                   N/A                25.83 %
 Global Equity                                N/A                   N/A                18.54 %
 International Magnum                         N/A                   N/A                 5.08 %
 Fixed Income                                 N/A                   N/A                 8.10 %
 High Yield                                   N/A                   N/A                10.34 %
 Mid Cap Value                                N/A                   N/A                31.67 %
 Value                                        N/A                   N/A                17.33 %

    Hypothetical Historical Growth of a $1,000 Investment in the Divisions
                          (Through December 31, 1997)

                                                                                      Since
                                                                                      Series
 Investment Division                      One Year              Five Years            Inception*
 -------------------                      --------              ----------            ---------
 Domestic Income                            $1,103.47            $1,503.23            $1,956.01
 Emerging Growth                            $1,187.52               N/A               $1,588.41
 Enterprise                                 $1,279.27            $2,176.83            $3,423.33
 Government                                 $1,080.38            $1,257.29            $1,897.97
 Growth and Income                          $1,221.83               N/A               $1,218.17
 Money Market                               $1,088.04            $1,212.13            $1,690.30
 Morgan Stanley Real Estate Securities      $1,197.86               N/A               $1,785.98
 Strategic Stock                               N/A                  N/A               $1,022.74
 Asian Equity                                  N/A                  N/A                 $548.36
 Emerging Markets Equity                      $989.64               N/A                 $966.39
 Equity Growth                                 N/A                  N/A               $1,258.25
 Global Equity                                 N/A                  N/A               $1,185.41
 International Magnum                          N/A                  N/A               $1,050.83
 Fixed Income                                  N/A                  N/A               $1,081.02
 High Yield                                    N/A                  N/A               $1,103.45
 Mid Cap Value                                 N/A                  N/A               $1,316.70
 Value                                         N/A                  N/A               $1,173.29

--------------------------

* The inception dates for each Division are set forth in the footnote under "Average Annual Total Return Calculations," on page five of this Statement. The inception dates for each Series funding the Divisions are: April 7, 1986 for the Money Market, Enterprise, and Government Series; November 4, 1987 for the Domestic Income Series; July 3, 1995 for the Emerging Growth and Morgan Stanley Real Estate Securities Series; October 1, 1996 for the Emerging Markets Equity Series; November 23, 1996 for the Growth and Income Series; January 2, 1997 for the Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Series; March 3, 1997 for the Asian Equity Series; November 3, 1997 for the Strategic Stock Series.


YIELD CALCULATIONS


      The yields for the Domestic Income Division and the Government Division are each computed in accordance with a standard method prescribed by the SEC. The yields for the Domestic Income Division and the Government Division, based upon the one month period ended December 31, 1997), were 6.75% and 3.92% respectively. The yield quotation is computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                                     a - b     6
                         YIELD = 2[(------- +1) - 1]
                                      cd
      a = net dividends and interest earned during the period by the Portfolio attributable to the Division

      b =   expenses accrued for the period (net of reimbursements)

      c = the average daily number of Accumulation Units outstanding during the period

      d =   the Accumulation Unit value per unit on the last day of the period

      The yield of each Division reflects the deduction of all recurring fees and charges applicable to each Division, such as the Mortality and Expense Risk Charge, and the Administrative Expense Charge but does not reflect the deduction of Surrender Charges or premium taxes.

MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS


      The Money Market Division's yield is computed in accordance with a standard method prescribed by the SEC. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio are not included in the calculation. The Money Market Division's yield for the seven day period ended December 31, 1997 was 3.71%.

      The Money Market Division's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period
         365/7
return +1) -1. The Money Market Division's effective yield for the seven day period ended December 31, 1997 was 3.78%.


      Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

      The performance of each or all of the available Divisions of Separate Account D may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of Separate Account D. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDSR") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDSR rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDSR rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDSR prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

      In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally is considered to be a measure of inflation;
(4) the Lehman Brothers Government and Domestic Strategic Income Index, the Salomon Brothers High Grade Domestic Strategic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

                      EFFECT OF TAX-DEFERRED ACCUMULATION

      The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the accumulation potential effectively grows over the term of the Contracts.

      The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under (1) a Contract, under which earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings") and (2) an investment under which earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                        5 YEARS           10 YEARS          20 YEARS
                                        -------           --------          --------
                                                    (7.50% earnings rate)
Contract                                $143,563          $206,103          $424,785
Contract (after Taxes)                  $131,365          $176,394          $333,845
Taxable Investment                      $130,078          $169,202          $286,294

                                                    (10.00% earnings rate)
Contract                                $161,051          $259,374          $672,750
Contract (after Taxes)                  $143,957          $214,749          $512,380
Taxable Investment                      $141,571          $200,423          $401,694

      The hypothetical tables do not reflect any fees or charges imposed under a Contract or Taxable Investment. However, the Contracts impose a Mortality and Expense Risk Charge of 1.25%, a Surrender Charge (applicable to withdrawal of earnings for the first seven Contract years) up to a maximum of 6%, an Administrative Expense Charge of 0.15%, and an Annual Contract Fee of $30. A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

      Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% penalty before age 59 1/2.

      These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                             FINANCIAL STATEMENTS


      Separate Account D has 58 Divisions as of the date of this Statement, 17 of which are available under the Contracts that are the subject of this Statement. The December 31, 1997 financial statements for the Generations Divisions of Separate Account D which are included herein relate only to these 17 Divisions. Of the remaining 41 Divisions only 27 had operations as of December 31,1997. The remaining 14 Divisions of Separate Account D had no operations as of December 31, 1997.


      Certain names of the available Divisions of Separate Account D have changed. Subsequent to December 31, 1995 the names of the Domestic Strategic Income Fund and the Common Stock Fund were changed to Domestic Income Portfolio and Enterprise Portfolio, respectively. In addition, the Emerging Growth Fund, the Government Fund, and the Money Market Fund are now referred to as the Emerging Growth Portfolio, the Government Portfolio, and the Money Market Portfolio, respectively. As of May 1, 1997, the Growth Portfolio changed its name to the Equity Growth Portfolio.

      The financial statements of AGL that are included in this Statement should be considered primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                   INDEX TO
                             FINANCIAL STATEMENTS

                                                                          Page No.
                                                                          --------

I.  Generations Divisions of Separate Account D Financial Statements


      Report of Ernst & Young LLP, Independent Auditors...................  13

      Statement of Net Assets ............................................  14

      Statement of Operations.............................................  14

      Statement of Changes in Net Assets..................................  15

      Notes to Financial Statements.......................................  16


II. AGL Consolidated Financial Statements

      Report of Ernst & Young LLP, Independent Auditors...................  20

      Consolidated Balance Sheets.........................................  21

      Consolidated Income Statements......................................  23


      Consolidated Statements of Shareholders' Equity.....................  24


      Consolidated Statements of Cash Flows...............................  25

      Notes to Consolidated Financial Statements..........................  26

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors

Board of Directors
American General Life Insurance Company
     and
Contract Owners
American General Life Insurance Company
Sierra Asset Manager Divisions
     of Separate Account D

We have audited the accompanying statement of net assets of American General Life Insurance Company (the "Company") Separate Account D as of December 31, 1997, the related statements of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,1997, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company Separate Account D at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                        /s/ERNST & YOUNG LLP
                                                        --------------------
                                                        Ernst & Young LLP

Houston, Texas
February 20, 1998

                   American General Life Insurance Company

                             Generations Division

                              SEPARATE ACCOUNT D

                           STATEMENT OF NET ASSETS
                              December 31, 1997
ASSETS:
      Investment securities - at market (cost $65,979,445)................  $  65,816,261
      Due from American General Life Insurance Company....................          2,087
                                                                            --------------

           NET ASSETS.....................................................  $  65,818,348
                                                                            ==============

CONTRACT OWNER RESERVES:
      Reserves for redeemable annuity contracts...........................  $  65,818,348
                                                                            --------------

           TOTAL CONTRACT OWNER RESERVES..................................  $  65,818,348


                           STATEMENT OF OPERATIONS
                        Period Ended December 31, 1997

INVESTMENT INCOME:
      Dividends from mutual funds.........................................  $     783,848

EXPENSES:
      Expense and mortality fee...........................................        367,057
                                                                            --------------
           NET INVESTMENT INCOME..........................................        416,791
                                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments....................................        115,840
      Capital gain distributions from mutual funds........................      2,054,895
      Net unrealized loss from investments................................       (163,184)
                                                                            --------------
           NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................      2,007,551
                                                                            --------------

           INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $   2,424,342
                                                                            ==============

See accompanying notes.

                   American General Life Insurance Company

                            Generations Divisions

                              SEPARATE ACCOUNT D


                      STATEMENT OF CHANGES IN NET ASSETS
                        Period Ended December 31, 1997

OPERATIONS:
      Net investment income...............................................  $     416,791
      Net realized gain on investments....................................        115,840
      Capital gain distributions from mutual funds........................      2,054,895
      Net unrealized loss on investments..................................       (163,184)
                                                                            --------------
           Increase in net assets resulting from operations...............      2,424,342
                                                                            --------------


PRINCIPAL TRANSACTIONS:
      Contract purchase payments, less sales and administrative
       expenses and premium taxes.........................................     64,192,290
      Payments to contract owners:
      Terminations and withdrawals........................................       (798,284)
                                                                            --------------
      Increase in net assets resulting from principal transactions........     63,394,006
                                                                            --------------
           TOTAL INCREASE IN NET ASSETS...................................     65,818,348


NET ASSETS:
      Beginning of period.................................................              0
      End of period.......................................................  $  65,818,348
                                                                            ==============

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
Generations Divisions
SEPARATE ACCOUNT D

Note A - Organization

      The Generations Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in January, 1997. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and at December 31, 1997 consisted of forty-four Divisions, forty-two of which are currently available to purchasers through annuity contracts. An additional Generations Division, the Van Kampen American Capital Life Investment Trust Strategic Stock Portfolio, became available to contract owners during October, 1997. In late May 1997, an exchange offer was extended to VAriety Plus contract owners whereby these contract owners could exchange their current VAriety Plus contracts for the new Generations contract. The new contract would have the same account value as the exchanged contract. As of December 31, 1997, exchanges from VAriety Plus contracts accounted for approximately 14% of the Generations Divisions' total contract purchase payments. The Divisions funded by series of the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust which are available to Generations contract owners at December 31, 1997 are as follows:

                                               VAN KAMPEN AMERICAN CAPITAL
MORGAN STANLEY UNIVERSAL FUNDS, INC.:          LIFE INVESTMENT TRUST ("LIT"):
  Asian Equity Portfolio                         LIT Domestic Income Portfolio
  Emerging Markets Equity Portfolio              LIT Emerging Growth Portfolio
  Fixed Income Portfolio                         LIT Enterprise Portfolio
  Global Equity Portfolio                        LIT Government Portfolio
  Equity Growth Portfolio                        LIT Growth and Income Portfolio
  High Yield Portfolio                           LIT Money Market Portfolio
  International Magnum Portfolio                 LIT Morgan Stanley Real Estate Portfolio
  Mid Cap Value Portfolio                        LIT Strategic Stock Portfolio
  Value Portfolio

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION

      The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow:

      SECURITY VALUATION - The investment in shares of Morgan Stanley Universal Funds, Inc. mutual funds and Van Kampen American Capital Life Investment Trust mutual funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

      ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGE - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expense charge is 0.15% and the annual rate for the mortality and expense risk charge is 1.25%. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. For the period ended December 31, 1997, no maintenance charges were collected. A surrender charge is applicable to certain withdrawal amounts pursuant to the contract and is payable to the Company. The total surrender charges collected for the period ended December 31, 1997 were $3,303.

      The funds pay their investment advisers, Van Kampen American Capital Asset Management, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd, LLP, a monthly fee based on each fund's average net asset value.

NOTE B - SUMMARY OF SIGNIFICANT  ACCOUNTING POLICIES & BASIS OF PRESENTATION -
         CONTINUED

      ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to the 1983a Individual Annuity Mortality Table projected under Scale G factors. The assumed interest rate is 3.5 percent. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

 NOTE C - FEDERAL INCOME TAXES

      The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

 NOTE D - INVESTMENTS

      Fund shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders and amounts payable to the Company for administrative and surrender charges) and reinvestment of distributions made by the funds. The following is a summary of fund shares owned as of December 31, 1997.

                                                            Net       Value of        Cost of        Unrealized
                                                           Asset      Shares at       Shares        Appreciation/
 Fund                                       Shares         Value       Market          Held         (Depreciation)
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
 Asian Equity Portfolio..............     35,708.541    $ 5.64     $    201,396    $    316,249    $   (114,853)
 Emerging Markets Equity Portfolio...    155,981.070      9.43        1,470,902       1,764,716        (293,814)
 Fixed Income Portfolio..............    113,784.004     10.41        1,184,491       1,174,177          10,314
 Global Equity Portfolio.............    216,773.902     11.74        2,544,926       2,488,964          55,962
 Equity Growth Portfolio.............    415,846.751     12.74        5,297,888       5,006,513         291,375
 High Yield Portfolio................    280,998.087     10.59        2,975,770       3,022,332         (46,562)
 International Magnum Portfolio......    496,079.929     10.38        5,149,310       5,554,496        (405,186)
 Mid Cap Value Portfolio.............    496,657.187     13.32        6,615,474       6,393,881         221,593
 Value Portfolio.....................    731,164.223     11.78        8,613,115       8,634,924         (21,809)
                                                                   ------------    ------------    -------------
                                                                     34,053,272      34,356,252        (302,980)

VAN KAMPEN AMERICAN CAPITAL:
 LIT Domestic Income Portfolio.......    166,200.524      8.25        1,371,154       1,407,660         (36,506)
 LIT Emerging Growth Portfolio.......    302,956.112     16.45        4,983,628       4,705,712         277,916
 LIT Enterprise Portfolio............    415,627.828     18.11        7,527,020       8,048,971        (521,951)
 LIT Government Portfolio............     98,192.432      8.92          875,876         852,763          23,113
 LIT Growth and Income Portfolio.....    915,240.691     12.12       11,092,717      10,693,042         399,675
 LIT Money Market Portfolio..........  1,565,014.320      1.00        1,565,014       1,565,014               0
 LIT Morgan Stanley Real Estate
      Securities Portfolio...........    127,771.132     15.85        2,025,172       2,037,240         (12,068)
 LIT Strategic Stock Portfolio.......    226,576.405     10.25        2,322,408       2,312,791           9,617
                                                                   ------------    ------------    -------------
                                                                   $ 31,762,989      31,623,193         139,796

                                                                   $ 65,816,261    $ 65,979,445    $   (163,184)
                                                                   ============    ============    =============

      The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1997 were $70,212,619 and $4,349,014, respectively. The cost of total investments owned at December 31, 1997 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1997 were $1,289,565 and $1,452,749, respectively.

Note E - Summary of Changes in Units

Changes in Units for the Year Ended December 31, 1997


                                         Morgan Stanley    Morgan Stanley    Morgan Stanley     Morgan Stanley    Morgan Stanley
CONTRACTS IN                              Asian Equity    Emerging Markets    Fixed Income      Global Equity     Equity Growth
ACCUMULATION PERIOD                        Portfolio      Equity Portfolio      Portfolio         Portfolio         Portfolio
Outstanding at beginning of period...         0.000              0.000              0.000              0.000            0.000
Purchase payments....................    63,928.070        292,520.126        195,502.682        410,903.211       812,548.750
Surrenders...........................         0.000         (2,711.276)        (6,489.425)        (4,352.239)      (22,327.053)
Transfers to annuity.................         0.000              0.000              0.000              0.000             0.000
Transfers between funds..............     6,331.977         30,474.778         29,986.603         24,376.333        58,689.072
                                      --------------     --------------     --------------     --------------    --------------
Outstanding at end of period.........    70,260.047        320,283.628        218,999.860        430,927.305       848,910.769
                                      ==============     ==============     ==============     ==============    ==============

                                         Morgan Stanley    Morgan Stanley    Morgan Stanley     Morgan Stanley      Van Kampen
                                          High Yield       International      Mid Cap Value         Value          LIT Domestic
                                           Portfolio      Magnum Portfolio     Portfolio           Portfolio      Income Portfolio
Outstanding at beginning of period...         0.000              0.000              0.000              0.000             0.000
Purchase payments....................   489,468.330        820,619.283        925,401.988      1,347,645.572       123,082.193
Surrenders...........................    (7,003.579)        (5,004.795)       (12,820.318)       (19,306.896)         (503.766)
Transfers to annuity.................         0.000              0.000              0.000              0.000             0.000
Transfers between funds..............    51,359.014        152,656.135         92,015.750        156,354.458        17,600.603
                                      --------------     --------------     --------------     --------------    --------------
Outstanding at end of period.........   533,823.765        968,270.623      1,004,597.420      1,484,693.134       140,179.030
                                      ==============     ==============     ==============     ==============    ==============

                                                                                               Van Kampen
                                           Van Kampen      Van Kampen        Van Kampen        LIT Growth          Van Kampen
                                         LIT Emerging    LIT Enterprise   LIT Government       and Income       LIT Money Market
                                       Growth Portfolio     Portfolio        Portfolio          Portfolio       Market Portfolio
Outstanding at beginning of period...         0.000              0.000              0.000              0.000             0.000
Purchase payments....................   537,468.499        394,842.289        104,479.532      1,669,358.574       609,179.193
Surrenders...........................    (4,958.871)        (4,046.252)        (5,321.123)        (5,980.786)      (14,325.569)
Transfers to annuity.................         0.000              0.000              0.000              0.000             0.000
Transfers between funds..............    94,994.151         45,821.575         (6,011.329)       220,107.475      (399,495.773)
                                      --------------     --------------     --------------     --------------    --------------
Outstanding at end of period.........   627,503.779        436,617.612         93,147.080      1,883,485.263       195,357.851
                                      ==============     ==============     ==============     ==============    ==============

                                       Van Kampen
                                    LIT Morgan Stanley      Van Kampen
                                       Real Estate         LIT Strategic
                                   Securities Portfolio    Stock Portfolio
Outstanding at beginning of period...         0.000              0.000
Purchase payments....................   193,816.246        339,311.452
Surrenders...........................    (1,772.429)             0.000
Transfers to annuity.................         0.000              0.000
Transfers between funds..............    34,729.553        114,668.859
                                      --------------     --------------
Outstanding at end of period.........   226,773.370        453,980.311
                                      ==============     ==============

Note F - Net Assets Represented By:

                                                     December 31, 1997

CONTRACTS IN ACCUMULATION PERIOD

                                                 Units               Unit Value       Amount
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
  Asian Equity Portfolio..................      70,260.047        $ 2.866335      $    201,389
  Emerging Markets Equity Portfolio.......     320,283.628          4.592849         1,471,014
  Fixed  Income Portfolio.................     218,999.860          5.408434         1,184,446
  Global Equity Portfolio.................     430,927.305          5.905700         2,544,927
  Equity Growth Portfolio.................     848,910.769          6.241285         5,298,294
  High Yield Portfolio....................     533,823.765          5.574231         2,975,657
  International Magnum Portfolio..........     968,270.623          5.318456         5,149,705
  Mid Cap Value Portfolio.................   1,004,597.420          6.585704         6,615,981
  Value Portfolio.........................   1,484,693.134          5.801721         8,613,775
                                                                                  ------------
                                                                                    34,055,188
                                                                                  ------------
VAN KAMPEN AMERICAN CAPITAL:
  LIT Domestic Income Portfolio...........     140,179.030          9.781081         1,371,102
  LIT Emerging Growth Portfolio...........     627,503.779          7.942509         4,983,954
  LIT Enterprise Portfolio................     436,617.612         17.240471         7,527,493
  LIT Government Portfolio................      93,147.080          9.402347           875,801
  LIT Growth and Income Portfolio.........   1,883,485.263          5.889714        11,093,190
  LIT Money Market Portfolio..............     195,357.851          8.010579         1,564,930
  LIT Morgan Stanley Real Estate
      Securities Portfolio................     226,773.370          8.930383         2,025,173
  LIT Strategic Stock Portfolio...........     453,980.311          5.113696         2,321,517
                                                                                  ------------
                                                                                    31,763,160
                                                                                  ------------
                                                                                    65,818,348
                                                                                  ============

NOTE G - YEAR 2000 CONTINGENCy

The Company is in the process of modifying its information technology to be ready for the Year 2000. The Company expects the project to be substantially complete by 1998. All costs associated with required modifications will be paid for by the Company.

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007

                        Report of Independent Auditors

Board of Directors and Stockholders
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1997 and , and the related consolidated statements of income, shareholders' equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1997 and , and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


 /s/ERNST & YOUNG LLP
 --------------------
Ernst & Young LLP
February 23, 1998

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          Consolidated Balance Sheets

                                                                                  December 31
                                                                             1997              1996
                                                                       ---------------------------------
                                                                                 (IN THOUSANDS)
ASSETS
Investments:
   Fixed maturity securities, at fair value (amortized cost -
     $26,131,207 in 1997 and $24,762,134 in 1996)                      $ 27,386,715       $ 25,395,381
   Equity securities, at fair value (cost - $19,208 in 1997
        and $17,642 in 1996)                                                 21,114             20,555
   Mortgage loans on real estate                                          1,659,921          1,707,843
   Policy loans                                                           1,093,694          1,006,137
   Investment real estate                                                   129,364            145,442
   Other long-term investments                                               55,118             43,344
   Short-term investments                                                   100,061             94,882
                                                                       ---------------------------------
Total investments                                                        30,445,987         28,413,584

Cash                                                                         99,284             33,550
Investment in Parent Company (cost - $8,597 in 1997
  and 1996)                                                                  37,823             28,597
Indebtedness from affiliates                                                 96,519             86,488
Accrued investment income                                                   433,111            392,058
Accounts receivable                                                         208,209            170,457
Deferred policy acquisition costs                                           835,031          1,042,783
Property and equipment                                                       33,827             35,414
Other assets                                                                132,659            134,289
Assets held in separate accounts                                         11,242,270          7,727,189
                                                                       ---------------------------------
Total assets                                                           $ 43,564,720       $ 38,064,409
                                                                       =================================

SEE ACCOMPANYING NOTES.

                                                                                  December 31
                                                                             1997              1996
                                                                       ---------------------------------
                                                                                 (IN THOUSANDS)

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
   Future policy benefits                                              $ 27,849,893       $ 26,558,538
   Other policy claims and benefits payable                                  42,677             41,679
   Other policyholders' funds                                               398,314            376,675
   Federal income taxes                                                     543,379            402,361
   Indebtedness to affiliates                                                 4,712              3,376
   Other liabilities                                                        421,861            325,630
   Liabilities related to separate accounts                              11,242,270          7,727,189
                                                                       ---------------------------------
Total liabilities                                                        40,503,106         35,435,448

Shareholders' equity:
   Common stock, $10 par value, 600,000 shares authorized,
     issued, and outstanding                                                  6,000              6,000
   Preferred stock, $100 par value, 8,500 shares authorized,
     issued, and outstanding                                                    850                850
   Additional paid-in capital                                             1,184,743            933,342
   Net unrealized investment gains                                          427,526            219,151
   Retained earnings                                                      1,442,495          1,469,618
                                                                       ---------------------------------
Total shareholders' equity                                                3,061,614          2,628,961

                                                                       ---------------------------------
    Total liabilities and shareholders'                                $ 43,564,720       $ 38,064,409
    equity                                                             =================================

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        Consolidated Income Statements


                                                               YEAR ENDED DECEMBER 31
                                                         1997            1996           1995
                                                   ---------------------------------------------
                                                                      (IN THOUSANDS)

Revenues:
Revenues:
   Premiums and other considerations               $   428,721     $   382,923     $   342,420
   Net investment income                             2,198,623       2,095,072       2,011,088
   Net realized investment gains (losses)               29,865          28,502          (1,942)
   Other                                                53,370          41,968          27,172
                                                   ---------------------------------------------
Total revenues                                       2,710,579       2,548,465       2,378,738

Benefits and expenses:
   Benefits                                          1,757,504       1,689,011       1,641,206
   Operating costs and expenses                        379,012         347,369         309,110
   Interest expense                                        782             830           2,180
                                                   ---------------------------------------------
    Total benefits and expenses                      2,137,298       2,037,210       1,952,496
                                                   ---------------------------------------------
Income before income tax expense                       573,281         511,255         426,242

    Income tax expense                                 198,724         176,660         143,947
                                                   ---------------------------------------------
    Net income                                     $   374,557     $   334,595     $   282,295
                                                   =============================================

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                Consolidated Statements of Shareholders' Equity

                                                              YEAR ENDED DECEMBER 31
                                                        1997            1996           1995
                                                   --------------------------------------------
                                                                      (IN THOUSANDS)

Common stock:
   Balance at beginning of year                    $     6,000     $     6,000     $     6,000
   Change during year                                        -               -               -
                                                   --------------------------------------------
Balance at end of year                                   6,000           6,000           6,000

Preferred stock:
   Balance at beginning of year                            850             850               -
   Change during year                                        -               -             850
                                                   --------------------------------------------
Balance at end of year                                     850             850             850

Additional paid-in capital:
   Balance at beginning of year                        933,342         858,075         850,358
   Capital contribution from Parent Company            250,000          75,000               -
                                                   --------------------------------------------
   Other changes during year                             1,401             267           7,717
                                                   --------------------------------------------
Balance at end of year                               1,184,743         933,342         858,075

Net unrealized investment gains (losses):
   Balance at beginning of year                        219,151         493,594        (730,900)
   Change during year                                  208,375        (274,443)      1,224,494
                                                   --------------------------------------------
Balance at end of year                                 427,526         219,151         493,594

Retained earnings:
   Balance at beginning of year                      1,469,618       1,324,703       1,249,109
   Net income                                          374,557         334,595         282,295
   Dividends paid                                     (401,680)       (189,680)       (206,701)
                                                   --------------------------------------------
Balance at end of year                               1,442,495       1,469,618       1,324,703
                                                   --------------------------------------------
    Total shareholders' equity                     $ 3,061,614     $ 2,628,961     $ 2,683,222
                                                   =============================================

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows

                                                               YEAR ENDED DECEMBER 31
                                                         1997            1996           1995
                                                    -----------------------------------------------
                                                                     (IN THOUSANDS)

OPERATING ACTIVITIES
Net income                                          $    374,557     $    334,595     $    282,295
Adjustments to reconcile net income to net cash
  (used in) provided by operating activities:
    Change in accounts receivable                        (37,752)           3,846          (18,654)
    Change in future policy benefits and other
      policy claims                                   (1,143,736)        (543,193)         (70,383)
    Amortization of policy acquisition costs             115,467          102,189           68,295
    Policy acquisition costs deferred                   (219,339)        (188,001)        (203,607)
    Change in other policyholders' funds                  21,639           63,174          (69,126)
    Provision for deferred income tax expense             13,264           12,388           (9,773)
    Depreciation                                          16,893           16,993           18,119
    Amortization                                         (28,276)         (30,758)         (35,825)
    Change in indebtedness to/from affiliates             (8,695)           4,432            7,596
    Change in amounts payable to brokers                  31,769          (25,260)          30,964
    Net (gain) loss on sale of investments               (29,865)         (28,502)           1,942
    Other, net                                            30,409           32,111           46,863
                                                    -----------------------------------------------
Net cash (used in) provided by operating activities     (863,665)        (378,286)         181,006

INVESTING ACTIVITIES
Purchases of investments and loans made              (29,638,861)     (27,245,453)     (14,573,323)
Sales or maturities of investments and receipts
  from repayment of loans                             28,300,238       25,889,422       12,528,185
Sales and purchases of property and equipment, net        (9,230)          (8,057)         (12,114)
                                                    -----------------------------------------------
Net cash used in investing activities                 (1,347,853)      (1,364,088)      (2,057,252)

FINANCING ACTIVITIES
Policyholder account deposits                          4,187,191        3,593,380        3,372,522
Policyholder account withdrawals                      (1,759,660)      (1,746,987)      (1,258,560)
Dividends paid                                          (401,680)        (189,680)        (206,701)
Capital contribution from Parent                         250,000           75,000                -
Other                                                      1,401              267               67
                                                    -----------------------------------------------
Net cash provided by financing activities              2,277,252        1,731,980        1,907,328
                                                    -----------------------------------------------
Increase (decrease) in cash                               65,734          (10,394)          31,082
Cash at beginning of year                                 33,550           43,944           12,862
Cash at end of year                                 $     99,284     $     33,550     $     43,944
                                                    ===============================================

Interest paid amounted to approximately $1,004,000, $1,080,000, and $1,933,000 in 1997, 1996, and 1995, respectively.

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                               DECEMBER 31, 1997

NATURE OF OPERATIONS

AMERICAN GENERAL LIFE INSURANCE COMPANY (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company, which is a wholly owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York (AGNY) and The Variable Annuity Life Insurance Company (VALIC).

The Company offers a complete portfolio of the standard forms of universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the insurance needs of small-to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1.    ACCOUNTING POLICIES

1.1   PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly owned life insurance subsidiaries, AGNY and VALIC. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.2   STATUTORY ACCOUNTING

The Company and its wholly owned life insurance  subsidiaries  are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1997.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                         1997            1996           1995
                                                    -----------------------------------------------
Net income:
   Statutory net income (1997 balance is
      unaudited)                                    $    327,813     $    284,070     $    197,769
   Deferred policy acquisition costs                     103,872           85,812          135,312
   Deferred income taxes                                 (13,264)         (12,388)           9,773
   Adjustments to policy reserves                        (30,162)         (19,954)         (77,591)
   Goodwill amortization                                  (2,067)          (2,169)          (2,195)
   Net realized gain on investments                       20,139           14,140           22,874
   Gain on sale of subsidiary                                  -                -              661
   Other, net                                            (31,774)         (14,916)          (4,308)
                                                    -----------------------------------------------
GAAP net income                                     $    374,557     $    334,595     $    282,295
                                                    ===============================================

Shareholders' equity:
   Statutory capital and surplus (1997 balance
      is unaudited)                                 $  1,636,327     $  1,441,768     $  1,298,323
   Deferred policy acquisition costs                     835,031        1,042,783          605,501
   Deferred income taxes                                (535,703)        (410,007)        (549,663)
   Adjustments to policy reserves                       (319,680)        (297,434)        (311,065)
   Acquisition-related goodwill                           51,424           55,626           57,795
   Asset valuation reserve ("AVR")                       255,975          291,205          263,295
   Interest maintenance reserve ("IMR")                    9,596               63            3,114
   Investment valuation differences                    1,272,339          643,289        1,417,775
   Benefit plans, pretax                                   6,103            6,749            6,023
   Surplus from separate accounts                       (150,928)        (106,026)         (76,645)
   Other, net                                              1,130          (39,055)         (31,231)
                                                    -----------------------------------------------
Total GAAP shareholders' equity                     $  3,061,614     $  2,628,961     $  2,683,222
                                                    ================================================

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred federal income taxes are provided for significant timing differences between income reported for financial reporting purposes and income reported for federal income tax purposes; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3   INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

1.4   INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are currently classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all nonperforming loans, consisting of loans restructured or delinquent 60-days or more, and loans for which management has a concern based on its assessment of risk factors, such as potential nonpayment or nonmonetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Impaired loans, those for which the Company determines it is probable that all amounts due under the contractual terms will not be collected, are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balances adjusted periodically for uncollectible amounts.

INVESTMENT REAL ESTATE

Investment real estate consists of income-producing real estate, foreclosed real estate, and the American General Center, an office complex in Houston. The Company classifies all investment real estate, except the American General Center, as available-for-sale. Real estate available-for-sale is carried at the lower of cost less accumulated depreciation, if applicable, or fair value less costs to sell. Changes in estimates of fair value less costs to sell are recognized as realized gains (losses) through a valuation allowance.

Real estate held-for-investment is carried at cost less accumulated depreciation and impairment reserves and write-downs, if applicable. Impairment losses are recorded whenever circumstances indicate that a property might be impaired and the estimated undiscounted future cash flows of the property are less than the carrying amount. In such event, the property is written down to fair value, determined by market prices, third-party appraisals, or expected future cash flows discounted at market rates. Any write-down is recognized as a realized loss, and a new cost basis is established.

INVESTMENT INCOME

Interest on fixed maturity securities, performing and restructured mortgage loans, and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on impaired mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS (LOSSES)

Realized    investment    gains    (losses)   are    recognized    using   the
specific-identification   method  and  include   declines  in  fair  value  of
investments below cost that are considered to be other than temporary.

1.5 SEPARATE ACCOUNTS

Separate accounts are assets and liabilities associated with certain contracts, principally annuities; the investment risk lies solely with the contract holder rather than the Company. Consequently, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6   DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including agents' commissions, underwriting and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts, to the extent recoverable from expected future gross profits, is deferred and amortized generally in proportion to the present value of expected future gross profits from surrender charges and investment, mortality, and expense margins. Expected future gross profits are adjusted to include the impact of realized and unrealized gains (losses) as if net unrealized investment gains (losses) had been realized at the balance sheet date. The impact of this adjustment is included in the net unrealized gains (losses) on securities within shareholders' equity. DPAC associated with all other insurance contracts, to the extent recoverable from future policy revenues, is amortized over the premium-paying period of the related contracts using assumptions that are consistent with those used in computing policy benefit reserves.

The Company reviews the carrying value of DPAC on at least an annual basis. In determining whether the carrying amount is appropriate, the Company considers estimated future gross profits or future premiums, as applicable for the type of contract. In all cases, the Company considers expected mortality, interest earned and credited rates, persistency, and expenses.

1.7   PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges assessed against the account balance. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in income in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due. When the revenue is recorded, an estimate of the cost of the related benefit is recorded in the future policy benefits account on the consolidated balance sheet. Also, this cost is recorded in the consolidated statement of income as a benefit in the current year and in all future years during which the policy is expected to be renewed.

1.8   OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed for indicators of impairment in value.

1.9   DEPRECIATION

Provision for depreciation of American General Center, data processing equipment, and furniture and fixtures is computed on the straight-line method over the estimated useful lives of the assets.

1.10  POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. In establishing reserves for limited payment and other long-duration contracts, an estimate is made of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, and payment of an endowment. Reserves for traditional insurance products are determined using the net level premium method. Based on past experience, consideration is given to expected policyholder deaths, policy lapses, surrenders, and terminations. Consideration is also given to the possibility that the Company's experience with policyholders will be worse than expected. Interest assumptions used to compute reserves ranged from 2.0% to 13.5% at December 31, 1997.

The claims reserves are determined using case-basis evaluation and statistical analyses and represent estimates of the ultimate net cost of unpaid claims. These estimates are reviewed; and as adjustments become necessary, such adjustments are reflected in current operations. Since these reserves are based on estimates, the ultimate settlement of claims may vary from the amounts included in the accompanying financial statements. Although it is not possible to measure the degree of variability inherent in such estimates, management believes claim reserves are reasonable.

 1.11 REINSURANCE

The Company limits its exposure to loss on any single insured to $1.5 million by ceding additional risks through reinsurance contracts with other insurers. Ceded reinsurance becomes a liability of the reinsurer assuming the risk. The Company diversifies its risk of exposure to reinsurance loss by using several reinsurers that have strong claims-paying ability ratings. If a reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

Benefits paid and future policy benefits related to ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.12  PARTICIPATING POLICY CONTRACTS

Participating life insurance contracts contain dividend payment provisions that entitle the policyholder to participate in the earnings of the contracts. Participating life insurance contracts accounted for 2.22% and 2.47% of life insurance in force at December 31, 1997 and 1996, respectively. Such business is accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 120.

1.13  INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Income taxes are provided for in accordance with SFAS No. 109. Under this standard, deferred tax assets and liabilities are calculated using the differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rate. The effect of a tax rate change is recognized in income in the period of enactment. Under SFAS No. 109, state income taxes are included in income tax expense.

1.14  NEW ACCOUNTING STANDARD NOT YET ADOPTED

In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, REPORTING COMPREHENSIVE INCOME, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, the Company must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's consolidated results of operations or financial position.

2.    INVESTMENTS

2.1   INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                         1997            1996           1995
                                                    -----------------------------------------------
                                                                     (IN THOUSANDS)
Investment income:
   Fixed maturities                                 $  1,966,528     $  1,846,549     $  1,759,358
   Equity securities                                       1,067            1,842            6,773
   Mortgage loans on real estate                         157,035          175,833          185,022
   Investment real estate                                 22,157           22,752           16,397
   Policy loans                                           62,939           58,211           52,939
   Other long-term investments                             3,135            2,328            1,996
   Short-term investments                                  8,626            9,280            6,234
   Investment income from affiliates                      11,094           11,502           12,570
                                                    -----------------------------------------------
Gross investment income                                2,232,581        2,128,297        2,041,289
Investment expenses                                       33,958           33,225           30,201
                                                    -----------------------------------------------
Net investment income                               $  2,198,623     $  2,095,072     $  2,011,088
                                                    ===============================================


The carrying value of investments that have produced no investment income during 1997 was less than 1% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

2.2   NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                                         1997            1996           1995
                                                    -----------------------------------------------
                                                                     (IN THOUSANDS)
Fixed maturities:
   Gross gains                                      $     42,966     $     46,498     $     38,657
   Gross losses                                          (34,456)         (47,29           (41,022)
                                                    -----------------------------------------------
Total fixed maturities                                     8,510             (795)          (2,365)
Equity securities                                          1,971           18,304            9,710
Other investments                                         19,384           10,993           (9,287)
                                                    -----------------------------------------------
Net realized investment gains (losses)
  before tax                                              29,865           28,502           (1,942)
Income tax expense                                        10,452            9,976              547
                                                    -----------------------------------------------
Net realized investment gains (losses)
    after tax                                       $     19,413     $     18,526     $     (2,489)
                                                    ================================================

2.3   FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1997 and 1996 were as follows:

                                                                 GROSS           GROSS
                                           AMORTIZED COST      UNREALIZED      UNREALIZED          FAIR
                                                                  GAIN            LOSS             VALUE
                                           -------------------------------------------------------------------
                                                                     (IN THOUSANDS)
DECEMBER 31, 1997
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $ 17,913,942       $   906,235       $     17,551     $ 18,802,626
      Below investment-grade                    950,438            34,290              4,032          980,696
                                           -------------------------------------------------------------------
   Mortgage-backed securities*                6,614,704            278,143             4,260        6,888,587
   U.S. government obligations                  289,406             46,529                74          335,861
   Foreign governments                          318,212             18,076             3,534          332,754
   State and political subdivisions              44,505              1,686                 -           46,191
                                           -------------------------------------------------------------------
   Total fixed maturity securities         $ 26,131,207       $  1,284,959      $     29,451     $ 27,386,715
                                           ===================================================================

   Equity securities                       $     19,208       $      2,145      $        239     $     21,114
                                           ===================================================================

   Investment in Parent Company            $      8,597       $     29,226      $          -     $     37,823
                                           ===================================================================

                                                                 GROSS           GROSS
                                           AMORTIZED COST      UNREALIZED      UNREALIZED          FAIR
                                                                  GAIN            LOSS             VALUE
                                           -------------------------------------------------------------------
                                                                     (IN THOUSANDS)
DECEMBER 31, 1996
Fixed maturity securities:
   Corporate securities:
      Investment grade                     $ 15,639,170       $    528,602      $     90,379     $ 16,077,393
      Below investment grade                    898,187             29,384             5,999          921,572
   Mortgage-backed securities*                7,547,616            186,743            54,543        7,679,816
   U.S. government obligations                  313,759             26,597             1,050          339,306
   Foreign governments                          313,655             13,255               248          326,662
   State and political subdivisions              48,553              1,003               226           49,330
   Redeemable preferred stocks                    1,194                108                 -            1,302
                                           -------------------------------------------------------------------
Total fixed maturity securities            $ 24,762,134       $    785,692      $    152,445     $ 25,395,381
                                           ===================================================================

Equity securities                          $     17,642       $      3,021      $        108     $     20,555
                                           ===================================================================

Investment in Parent Company               $      8,597       $     20,000      $          -     $     28,597
                                           ===================================================================

*     Primarily  include  pass-through  securities  guaranteed by and mortgage
      obligations   ("CMOs")   collateralized  by  the  U.S.   government  and
      government agencies.

Net unrealized gains (losses) on securities included in shareholders' equity at December 31 were as follows:

                                                                             1997              1996
                                                                       ------------------------------------
                                                                                  (IN THOUSANDS)
Gross unrealized gains                                                   $  1,316,330     $    808,713
Gross unrealized losses                                                       (29,690)        (152,553)
DPAC and other fair value adjustments                                        (621,867)        (315,117)
Deferred federal income taxes                                                (237,247)        (121,892)
                                                                       ------------------------------------
Net unrealized gains on securities                                       $    427,526          219,151
                                                                       ====================================

The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:


                                                                           AMORTIZED             FAIR
                                                                             COST                VALUE
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Fixed maturity securities, excluding mortgage-backed securities:
    Due in one year or less                                              $    205,719     $    207,364
    Due after one year through five years                                   5,008,933        5,216,174
    Due after five years through ten years                                  9,163,681        9,604,447
    Due after ten years                                                     5,138,169        5,470,143
Mortgage-backed securities                                                  6,614,705        6,888,587
                                                                       ------------------------------------
Total fixed maturity securities                                          $ 26,131,207     $ 27,386,715
                                                                       ====================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $14.8 billion, $16.2 billion, and $7.3 billion during 1997, 1996, and 1995, respectively.

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at DECEMBER 31, 1997 and :

                                                    OUTSTANDING        PERCENT OF        PERCENT
                                                      AMOUNT             TOTAL         NONPERFORMING
                                                 -----------------------------------------------------
                                                   (IN MILLIONS)
DECEMBER 31, 1997
Geographic distribution:
   South Atlantic                                   $   456             27.5%               1.8%
   Pacific                                              340             20.5               14.4
   Mid-Atlantic                                         288             17.3                  -
   East North Central                                   186             11.2                  -
   Mountain                                             151              9.1                2.7
   West South Central                                   132              7.9                 .1
   East South Central                                    94              5.7                  -
   West North Central                                    19              1.1                  -
   New England                                           17              1.1                  -
Allowance for losses                                    (23)            (1.4)                 -
                                                 -------------------------------
Total                                               $ 1,660            100.0%               3.6%
                                                 ===============================


Property type:
   Office                                           $   622             37.5%               4.6%
   Retail                                               463             27.9                3.0
   Industrial                                           324             19.5                1.8
   Apartments                                           223             13.4                6.1
   Hotel/motel                                           40              2.4                  -
   Other                                                 11               .7                  -
Allowance for losses                                    (23)            (1.4)                 -
                                                 -------------------------------
Total                                               $ 1,660             100.0%              3.6%
                                                 ===============================

                                                    OUTSTANDING        PERCENT OF        PERCENT
                                                      AMOUNT             TOTAL         NONPERFORMING
                                                 -----------------------------------------------------
                                                   (IN MILLIONS)
DECEMBER 31, 1996
Geographic distribution:
   South Atlantic                                   $   522             30.6%               8.1%
   Pacific                                              407             23.8                8.1
   Mid-Atlantic                                         231             13.5                  -
   East North Central                                   168              9.8                  -
   Mountain                                             153              9.0                2.8
   West South Central                                   141              8.2                5.3
   East South Central                                   109              6.4                  -
   West North Central                                    13              0.8                  -
   New England                                           13              0.8                  -
Allowance for losses                                    (49)            (2.9)                 -
                                                 -------------------------------
Total                                               $ 1,708            100.0%               5.0%
                                                 ===============================


Property type:
   Office                                           $   590             34.5%                 -%
   Retail                                               502             29.4                2.5
   Industrial                                           304             17.8                6.0
   Apartments                                           264             15.5                8.3
   Hotel/motel                                           54              3.2                  -
   Other                                                 43              2.5               78.8
Allowance for losses                                    (49)            (2.9)                 -
                                                 -------------------------------
Total                                               $ 1,708          100.0%                 5.0%
                                                 ===============================

Impaired mortgage loans on real estate and related interest income were as follows:

                                                               DECEMBER 31
                                                         1997              1996
                                                   ------------------------------------
                                                              (IN MILLIONS)
Impaired loans:
   With allowance*                                       $   35           $   60
   Without allowance                                          -                -
                                                   ------------------------------------
Total impaired loans                                     $   35           $   60
                                                   ====================================

* Represents gross amounts before allowance for mortgage loan losses of $10 million and $9 million, respectively.


                                              1997             1996              1995
                                       ------------------------------------------------------
                                                          (IN MILLIONS)

Average investment                          $   48            $   72           $  102
Interest income earned                      $    3            $    6           $    8
Interest income -- cash basis               $    -            $    6           $    8

2.5    INVESTMENT SUMMARY

Investments of the Company were as follows:

                                                                             December 31, 1997
                                                           -----------------------------------------------------
                                                                                   FAIR              CARRYING
                                                                  COST             VALUE              AMOUNT
                                                           -----------------------------------------------------
                                                                              (IN THOUSANDS)
Fixed maturities:
   Bonds:
      United States government and government
       agencies and authorities                                 $    289,406       $    335,861    $    335,861
      States, municipalities, and political
       subdivisions                                                   44,505             46,191          46,191
      Foreign governments                                            318,212            332,754         332,754
      Public utilities                                             1,848,546          1,952,724       1,952,724
      Mortgage-backed securities                                   6,614,704          6,888,587       6,888,587
      All other corporate bonds                                   17,015,834         17,830,598      17,830,598
                                                           -----------------------------------------------------
Total fixed maturities                                            26,131,207         27,386,715      27,386,715

Equity securities:
   Common stocks:
       Industrial, miscellaneous, and other                            5,604              5,785           5,785
   Nonredeemable preferred stocks                                     13,604             15,329          15,329
                                                           -----------------------------------------------------
Total equity securities                                               19,208             21,114          21,114
Mortgage loans on real estate*                                     1,659,921                xxx       1,659,921
Investment real estate                                               129,364                xxx         129,364
Policy loans                                                       1,093,694                xxx       1,093,694
Other long-term investments                                           55,118                xxx          55,118
Short-term investments                                               100,061                xxx         100,061
                                                           -----------------------------------------------------
Total investments                                               $ 29,188,573       $        xxx    $ 30,445,987
                                                           =====================================================

*     Amount is net of a $23 million allowance for losses.

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at DECEMBER 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:


                                              1997             1996              1995
                                       ------------------------------------------------------
                                                          (IN THOUSANDS)
Balance at January 1                        $ 1,042,783       $    605,501     $ 1,479,115
   Capitalization                               219,339            188,001         203,607
   Amortization                                (115,467)          (102,189)        (68,295)
   Change in the effect of SFAS No. 115        (311,624)           351,470      (1,008,926)
                                       ------------------------------------------------------
Balance at December 31                      $   835,031       $  1,042,783     $   605,501
                                       ======================================================


 4. OTHER ASSETS

Other assets consisted of the following:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Goodwill                                                                  $     51,424     $    55,626
Other                                                                           81,235          78,663
                                                                       ------------------------------------
Total other assets                                                        $    132,659     $   134,289
                                                                       ====================================

5.    FEDERAL INCOME TAXES

5.1   TAX LIABILITIES

Income tax liabilities were as follows:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Current tax (receivable) payable                                          $     7,676      $    (7,646)
Deferred tax liabilities, applicable to:
   Net income                                                                 298,456          288,115
   Net unrealized investment gains                                            237,247          121,892
                                                                       ------------------------------------
Total deferred tax liabilities                                                535,703          410,007
                                                                       ------------------------------------
Total current and deferred tax liabilities                                $   543,379      $   402,361
                                                                       ====================================


Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                      $  226,653       $  308,802
   Basis differential of investments                                         486,194          254,402
                                                                       ------------------------------------
    Other                                                                    139,298          130,423
                                                                       ------------------------------------
Total deferred tax liabilities                                               852,145          693,627

Deferred tax assets applicable to:
   Policy reserves                                                          (232,539)        (219,677)
   Other                                                                     (83,903)         (63,943)
                                                                       ------------------------------------
Total deferred tax assets before valuation
 allowance                                                                  (316,442)        (283,620)
Valuation allowance                                                                -                -
                                                                       ------------------------------------
Total deferred tax assets, net of valuation
    allowance                                                               (316,442)        (283,620)
                                                                       ------------------------------------
Net deferred tax liabilities                                              $  535,703       $  410,007
                                                                       ====================================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $93.6 million at December 31, 1997. At current corporate rates, the maximum amount of tax on such income is approximately $32.8 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

5.2   TAX EXPENSE

Components of income tax expense for the year were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Current expense                                         $    185,460      $    164,272     $    153,720
Deferred expense (benefit):
   Deferred policy acquisition cost                           27,644            21,628           38,275
   Policy reserves                                           (27,496)          (27,460)         (49,177)
   Basis differential of investments                           3,769             4,129            3,710
   Other, net                                                  9,347            14,091           (2,581)
                                                     ------------------------------------------------------
Total deferred expense (benefit)                              13,264            12,388           (9,773)
                                                     ------------------------------------------------------
Income tax expense                                      $    198,724       $   176,660      $    143,947
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.


                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Income tax at statutory percentage of GAAP
  pretax income                                         $    200,649      $    178,939     $    149,185
Tax-exempt investment income                                  (9,493)           (9,347)         (10,185)
Goodwill                                                         723               759              768
Tax on sale of subsidiary                                          -                 -             (661)
Other                                                          6,845             6,309            4,840
                                                     ------------------------------------------------------
Income tax expense                                      $    198,724      $    176,660          143,947
                                                     ======================================================

5.3   TAXES PAID

Income taxes paid amounted to approximately $168 million, $182 million, and $90 million in 1997, 1996, and 1995, respectively.

5.4   TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service has completed examinations of the Company's tax returns through 1988 and is currently examining tax returns for 1989 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not exceed amounts recorded in the consolidated financial statements.

6.    TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:


                                                 December 31, 1997                   December 31, 1996
                                        -----------------------------------------------------------------------
                                            PAR VALUE        BOOK VALUE        PAR VALUE        BOOK VALUE
                                        -----------------------------------------------------------------------
                                                                    (IN THOUSANDS)
American General Corporation,
   9 3/8%, due 2008                        $     4,725      $     3,288       $      4,725      $      3,239
American General Corporation,
   8 1/4%, due 2004                             17,125           32,953             19,572            19,572
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                            31,494           31,494             33,550            33,550
                                        -----------------------------------------------------------------------
Total notes receivable from
   affiliates                                   53,344           67,735             57,847            56,361
Accounts receivable from affiliates                  -           28,784                  -            30,127
                                        -----------------------------------------------------------------------
Indebtedness from affiliates               $    53,344      $    96,519       $     57,847      $     86,488
                                        =======================================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment advisory services. The Company paid approximately $33,916,000, $22,083,000, and $21,006,000 for such services in 1997, 1996, and 1995, respectively. Accounts payable for such services at December 31, 1997 and were not material. In addition, the Company rents facilities and provides services to various American General companies. The Company received approximately $6,455,000, $1,255,000, and $2,086,000 for such services and rent in 1997, 1996, and 1995, respectively. Accounts receivable for rent and services at December 31, 1997 and were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, the Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

During 1996, the Company's residential mortgage loan portfolio of $42 million was sold to American General Finance at carrying value plus accrued interest.

7.     STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. Expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

Under an alternative accounting method, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:


                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Net income as reported                                  $    374,557      $     334,595    $     282,295
Net income pro forma                                         373,328            334,029          281,821


The average fair values of the options granted during 1997, 1996, and 1995 were $10.33, $7.07, and $6.93, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
Dividend yield                                           3.0%              4.0%             4.0%
Expected volatility                                     22.0%             22.3%            23.0%
Risk-free interest rate                                  6.4%              6.2%             6.9%
Expected life                                           6 YEARS           6 years          6 years


8.    BENEFIT PLANS

8.1   PENSION PLANS

The Company has noncontributory, defined benefit pension plans covering most employees. Pension benefits are based on the participant's average monthly compensation and length of credited service offset by an amount that complies with federal regulations. The Company's funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. The Company uses the projected unit credit method for computing pension expense.

The components of pension expense and underlying assumptions were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Service cost - benefits earned during period                 $  1,891          $  1,826         $  1,346
Interest cost on projected benefit obligation                   2,929             2,660            2,215
Actual return on plan assets                                  (15,617)           (9,087)         (10,178)
Amortization of unrecognized net asset                              -              (261)            (888)
Amortization of unrecognized prior service cost                   195               197              197
Deferral of net asset gain                                     10,148             4,060            5,724
Amortization of gain                                                -                68               38
                                                     ------------------------------------------------------
Total pension income                                         $   (454)        $    (537)        $ (1,546)
                                                     ======================================================


Assumptions:
 Weighted average discount rate on benefit
   obligation                                                    7.25%             7.50%            7.25%
 Rate of increase in compensation levels                         4.00%             4.00%            4.00%
 Expected long-term rate of return on plan assets               10.00%            10.00%           10.00%

The funded status of the plans and the prepaid pension expenses included in other assets at DECEMBER 31 were as follows:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Actuarial present value of benefit obligation:
    Vested                                                                $  32,926        $  27,558
    Nonvested                                                                 3,465            4,000
    Additional minimum liability                                                  -              205
                                                                       ------------------------------------
Accumulated benefit obligation                                               36,391           31,763
Effect of increase in compensation levels                                     7,002            5,831
                                                                       ------------------------------------
Projected benefit obligation                                                 43,393           37,594
Plan assets at fair value                                                    80,102           65,159
                                                                       ------------------------------------
Plan assets in excess of projected benefit obligation                        36,709           27,565
Unrecognized net gain                                                       (23,548)         (15,881)
Unrecognized prior service cost                                                  78              274
                                                                       ------------------------------------
Prepaid pension expense                                                   $  13,239        $  11,958
                                                                       ====================================

More than 85% of the plan assets were invested in fixed maturity and equity securities at the plan's most recent balance sheet date.

8.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company and its life insurance subsidiaries, together with certain other insurance subsidiaries of the Parent Company, have life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are fully insured. A portion of the retiree medical and dental plans are funded through a voluntary employees' beneficiary association ("VEBA") established in 1994; the remainder is unfunded and self-insured. All of the retiree medical and dental plans assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities were as follows:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Actuarial present value of benefit obligation:
   Retirees                                                               $  2,469         $  5,199
   Fully eligible active plan participants                                     259              251
   Other active plan participants                                            3,214            2,465
                                                                       ------------------------------------
Accumulated postretirement benefit obligation                                5,942            7,915
   Plan assets at fair value                                                   159              106
                                                                       ------------------------------------
Accumulated postretirement benefit obligation in excess
  of plan assets at fair value                                               5,783            7,809
Unrecognized net gain                                                       (1,950)            (243)
                                                                       ------------------------------------
Accrued postretirement benefit cost                                       $  3,833         $  7,566
                                                                       ====================================

Weighted-average discount rate on postretirement benefit
    obligation                                                                7.25%            7.50%

The components of postretirement benefit expense were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Service cost-- benefits earned                          $  211            $   218          $  171
Interest cost on accumulated postretirement
 benefit obligation                                        390                626             638
                                                     ------------------------------------------------------
Postretirement benefit expense                          $  601            $   844          $  809
                                                     ======================================================

9.    DERIVATIVE FINANCIAL INSTRUMENTS

9.1   USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). The Company accounts for its derivative financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows or the derivative financial instruments and the specific items being hedged, both at inception and throughout the life of the hedge.

9.2   INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed-rate basis, or vice versa, and to hedge against the risk of rising prices on anticipated investment security purchases. Currency swap agreements are infrequently used to effectively convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated investment security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in shareholders' equity, consistent with the treatment of the related investment security. For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income. Average floating rates may change significantly, thereby affecting future cash flows.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             1997              1996
                                                                       ------------------------------------
                                                                              (DOLLARS IN MILLIONS)
Interest rate swap agreements to pay fixed rate:
   Notional amount                                                           $ 15              $ 60
   Average receive rate                                                      6.74%             6.19%
   Average pay rate                                                          6.48%             6.42%
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                           $144              $ 44
   Average receive rate                                                      6.89%             6.84%
   Average pay rate                                                          6.37%             6.01%
Currency swap agreements (receive U.S. dollars/pay Canadian
 dollars):
   Notional amount (in U.S. dollars)                                         $139              $ 99
   Average exchange rate                                                     1.50              1.57


9.3   CALL SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

During 1997, the Company purchased call swaptions which expire in 1998. These call swaptions had a notional amount of $1.35 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and the Company's exposure would be limited to the premiums paid.

9.4   CREDIT AND MARKET RISK

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations and financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

Derivative financial instruments related to investment securities did not have a material effect on net investment income in 1997, 1996 or 1995.

10.   FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of the fair value of financial instruments. This standard excludes certain financial instruments and all nonfinancial instruments, including policyholder liabilities for life insurance contracts from its disclosure requirements. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

Carrying amounts and fair values for those financial instruments covered by SFAS 107 at DECEMBER 31, 1997 are presented below:

                                                                             FAIR            CARRYING
                                                                             VALUE            AMOUNT
                                                                       ------------------------------------
                                                                                  (IN MILLIONS)
Assets:
   Fixed maturity and equity securities *                                 $    27,408      $    27,408
Mortgage loans on real estate                                             $     1,702      $     1,660
Policy loans                                                              $     1,127      $     1,094
Investment in parent company                                              $        38      $        38
   Indebtedness from affiliates                                           $        97      $        97
   Liabilities:
Insurance investment contracts                                            $    24,011      $    24,497

* Includes derivative financial instruments with negative fair value of $4.2 million and $10.8 million and positive fair value of $7.2 million and $.6 million at December 31, 1997 and 1996, respectively.

The following methods and assumptions were used to estimate the fair values of financial instruments:

      FIXED MATURITY AND EQUITY SECURITIES

      Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair value of mortgage loans was estimated primarily using discounted cash flows based on contractual maturities and risk-adjusted discount rates.

      POLICY LOANS

      Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

      INVESTMENT IN PARENT COMPANY

      The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

      INSURANCE INVESTMENT CONTRACTS

      Insurance investment contracts do not subject the Company to significant risks arising from policyholder mortality or morbidity. The majority of the Company's annuity products are considered insurance investment contracts. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

      INDEBTEDNESS FROM AFFILIATES

      Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11.   DIVIDENDS PAID

American General Life Insurance Company paid $402 million, $189 million, and $207 million in dividends on common stock to AGC Life Insurance Company in 1997, 1996, and 1995, respectively. The 1995 dividends included $701 thousand in the form of furniture and equipment. In addition, in 1996, the Company paid $680 thousand in dividends on preferred stock to Franklin.

12.   RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1997, approximately $2.6 billion of consolidated shareholders' equity represents net assets of the Company which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.0 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating, to life insurance pricing and sales practices, and a number of these lawsuits has resulted in substantial settlements. The Company is a defendant in such purported class action lawsuits, asserting claims related to pricing and sales practices. These claims are being defended vigorously by the Company. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. The Company nevertheless believes that the ultimate outcome of all such pending litigation should not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on results of operations for a given period. No provision has been made in the consolidated financial statements related to this pending litigation because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.

The Company is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1997 and , the Company has accrued $7.6 million and $16.1 million, respectively, for guaranty fund assessments, net of $4.3 million and $4.1 million, respectively, of premium tax deductions. The Company has recorded receivables of $9.7 million and $10.9 million at December 31, 1997 and 1996, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $2.1 million, $6.0 million, and $22.4 million in 1997, 1996, and 1995, respectively.

13.   REINSURANCE

Reinsurance transactions for the years ended December 31, 1997, 1996, and 1995 were as follows:

                                                                                                             PERCENTAGE
                                                       CEDED TO OTHER    ASSUMED FROM                         OF AMOUNT
                                      GROSS AMOUNT       COMPANIES      OTHER COMPANIES     NET AMOUNT      ASSUMED TO NET
                                    ----------------------------------------------------------------------------------------
                                                                (IN THOUSANDS)
December 31, 1997
Life insurance in force               $   45,963,710   $   10,926,255      $  4,997       $   35,042,452          0.01%2
                                    =======================================================================
Premiums:
   Life insurance and annuities       $      100,357   $       37,294      $     75       $       63,138          0.12%
   Accident and health insurance               1,208              172             -                1,036          0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $      101,565   $       37,466      $     75       $       64,174          0.12%
                                    =======================================================================

Premiums:
   Life insurance and annuities       $      104,225   $       34,451      $     36       $       69,810          0.05%
   Accident and health insurance               1,426               64             -                1,362          0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $      105,651   $       34,515      $     36       $       71,172          0.05%
                                    =======================================================================

December 31, 1995
Life insurance in force               $   44,637,599   $    7,189,493      $  5,771       $   37,453,877          0.02%
                                    =======================================================================
Premiums:
   Life insurance and annuities       $      103,780   $       26,875      $    171       $       77,076          0.22%
   Accident and health insurance               1,510               82             -                1,428          0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $      105,290   $       26,957      $    171       $       78,504          0.22%
                                    =======================================================================

Reinsurance recoverable on paid losses was approximately $2,278,000, $6,904,000, and $6,190,000 at December 31, 1997, 1996, and 1995, respectively.
Reinsurance recoverable on unpaid losses was approximately $3,210,000, $4,282,000, and $2,775,000 at December 31, 1997, 1996, and 1995, respectively.

14.   ACQUISITIONS

Effective  December  31,  1995,  the Company  purchased  Franklin  United Life
Insurance Company, a subsidiary of Franklin, which is a wholly owned subsidiary of the Parent Company. This purchase was effected through issuance of $8.5 million in preferred stock to Franklin. The acquisition was accounted for using the purchase method of accounting and is not material to the operations of the Company.

15.   YEAR 2000 CONTINGENCY (UNAUDITED)

Management has been engaged in a program to render the Company's computer systems (hardware and mainframe and personal applications software) Year 2000 compliant. The Company will incur internal staff costs as well as third-party vendor and other expenses to prepare the systems for Year 2000. The cost of testing and conversion of systems applications has not had, and is not expected to have, a material adverse effect on the Company's results of operations or financial condition. However, risks and uncertainties exist in most significant systems development projects. If conversion of the Company's systems is not completed on a timely basis, due to nonperformance by third-party vendors or other unforeseen circumstances, the Year 2000 problem could have a material adverse impact on the operations of the Company.

                                    PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

            (a)   Financial Statements

                  PART A: None

                  PART B:


                  (1)   Financial  Statements of the Generations  Divisions of
                        American  General  Life  Insurance   Company  Separate
                        Account D:

                  Report of Ernst & Young LLP, Independent Auditors
                  Statement of Net Assets as of December 31, 1997
                  Statement of Operations for the year ended December 31, 1997 Statements of Changes in Net Assets for the years ended
                     December 31, 1997 and 1996


                  Notes to Financial Statements

                  (2) Consolidated Financial Statements of American General Life Insurance Company:


                  Report of Ernst & Young LLP, Independent Auditors Consolidated Balance Sheets as of December 31, 1997 and 1996 Consolidated Statements of Income for the years ended
                     December 31, 1997, 1996 and 1995
                  Consolidated  Statements  of  Shareholders'  Equity  for the
                     years ended December 31, 1997, 1996 and 1995
                  Consolidated  Statements  of Cash Flows for the years  ended
                     December 31, 1997, 1996 and 1995
                  Notes to Consolidated Financial Statements
                  PART C:  None


            (b)   Exhibits
 1(a)             American General Life Insurance Company of Delaware Board of
                  Directors   resolution   authorizing  the  establishment  of
                  Separate Account D. (1)

  (b)             Resolution  of the Board of  Directors  of American  General
                  Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance
                  Company. (2)

  (c)             Resolution  of the Board of  Directors  of American  General
                  Life Insurance Company of Delaware providing, INTER ALIA, for Registered Separate Accounts' Standards of Conduct. (3)


                                      C-1


 2                None

 3(a)(i)          Distribution   Agreement  dated  October  3,  1991,  between
                  American  General   Securities   Incorporated  and  American
                  General Life Insurance Company. (2)


     (ii)         Master  Marketing  and  Distribution  Agreement by and among
                  American  General Life Insurance  Company,  American General
                  Securities  Incorporated,  and Van Kampen  American  Capital
                  Distributors, Inc. (14)


  (b)(i)          Specimen Form of Selling  Group and General Agent  Agreement
                  utilizing American Capital  Marketing,  Inc. as distributor.
                  (4)

     (ii)         Specimen Form of Selling  Group and General Agent  Agreement
                  utilizing  American  General   Securities   Incorporated  as
                  distributor. (4)

     (iii) Concession Schedule A, attached to and forming a part of each form of Selling Group Agreement. (4)

     (iv)         Form  of  Selling  Group  Agreement  by and  among  American
                  General Life Insurance Company,  American General Securities
                  Incorporated,  and Van Kampen American Capital Distributors,
                  Inc. (12)

  (c)(i)(A)       Fund Participation Agreement,  dated March 27, 1992, between
                  American General Life Insurance Company and American Capital
                  Life Investment Trust. (4)


        (B)       Participation  Agreement by and among American  General Life
                  Insurance Company, American General Securities Incorporated,
                  Van Kampen  American  Capital  Life  Investment  Trust,  Van
                  Kampen  American  Capital Asset  Management,  Inc.,  and Van
                  Kampen American Capital Distributors, Inc. (14)


     (ii)         Sales  Agreement,  dated July 7,  1994,  among  Neuberger  &
                  Berman  Advisers   Management  Trust,   Neuberger  &  Berman
                  Management Incorporated, and American General Life Insurance
                  Company. (6)

     (iii)        Participation  Agreement,  dated  February  2,  1994,  among
                  Variable  Insurance  Products  Fund,  Fidelity  Distributors
                  Corporation,  and American  General Life Insurance  Company.
                  (5)

     (iv)         Participation  Agreement,  dated  February  2,  1994,  among
                  Variable Insurance  Products Fund II, Fidelity  Distributors
                  Corporation,  and American  General Life Insurance  Company.
                  (5)


     (v)          Participation  Agreement by and among American  General Life
                  Insurance  Company,  Morgan Stanley  Universal Funds,  Inc.,
                  Morgan Stanley Asset Management,  Inc. and Miller Anderson &
                  Sherrerd LLP.(14)


  (d)             Form of Agreement  between  American  General Life Insurance
                  Company  and  Dealer   regarding   exchange  and  allocation
                  transaction requests.(4)


                                      C-2


 4(a)             Specimen  form of  Combination  Fixed and  Variable  Annuity
                  Contract (Form No. 91010). (2)

  (b)             Form of Waiver of Surrender Charge Rider. (2)

  (c)             Form of Qualified Contract Endorsement. (2)

  (d)(i) Revised pages to Specimen form of Combination Fixed and Variable Annuity Contract. (3)

     (ii) Revised Schedule Page to Specimen form of Combination Fixed and Variable Annuity Contract. (4)

  (e)(i)(A)       Specimen form of Individual  Retirement  Annuity  Disclosure
                  Statement  available  under  Contract  Form  Nos.  93020 and
                  93021. (9)

        (B)       Specimen form of Individual  Retirement  Annuity  Disclosure
                  Statement  available  under  Contract  Form  Nos.  95020 and
                  95021. (8)

        (C)       Specimen form of Individual  Retirement  Annuity  Disclosure
                  Statement and additional specialized forms available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (10)

     (ii)         Specimen form of Individual  Retirement Annuity Endorsement.
                  (6)

     (iii)        Specimen form of IRA Instruction Form. (4)

  (f)(i)          Specimen  form of  Combination  Fixed and  Variable  Annuity
                  Contract (Form No. 93020). (7)

     (ii)         Specimen  form of  Combination  Fixed and  Variable  Annuity
                  Contract (Form No. 93021). (7)

     (iii) Specimen form of pages for Contract Forms 93020 and 93021, filed in the following states: California, Minnesota, North
                  Carolina, North Dakota, Oklahoma. (7)

  (g)(i)          Specimen  form of  Combination  Fixed and  Variable  Annuity
                  Contract (Form No. 95020 Rev 896). (12)

     (ii) Specimen form of Combination Fixed and Variable Annuity contract (Form No. 95021 Rev 896). (12)

     (iii)        Specimen form of pages for Contract  Forms 95020 Rev 896 and
                  95021 Rev 896, filed in the following states: California, Idaho, Kansas, Massachusetts, Minnesota, North Carolina,
                  North Dakota, Oklahoma, Pennsylvania, South Carolina, Texas,
                  Utah, and West Virginia. (12)

     (iv)         Specimen  form of  Waiver  of  Surrender  Charges  Rider for
                  Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (12)


                                      C-3


 5(a)(i)          Specimen form of  Application  for Contract Form Nos.  93020 and 93021. (4)


     (ii)         Specimen form of  Application  for Contract Form Nos.  95020
                  Rev 896 and 95021 Rev 896. (13)

     (iii)        Specimen  form of  Application  (amended)  for Contract Form
                  Nos. 95020 Rev 896 and 95021 Rev 896. (14)


  (b)(i)          Specimen  form of  Separate  Account D  Election  of Annuity
                  Payment Option/Change Form. (4)

     (ii)         Specimen  form of  Absolute  Assignment  to  Effect  Section
                  1035(a)  Exchange and Rollover of a Life Insurance Policy or
                  Annuity Contract. (4)

  (c)(i) Specimen form of VAriety Plus Service Request, including telephone transfer authorization. (4)

     (ii)         Form of  Authorization  Limited to Execution of  Transaction
                  Requests for VAriety Plus Variable Annuity. (4)

     (iii)        Form of Transaction Request Form. (4)


     (iv) Specimen form of Generations Service Request, including telephone transfer authorization. (13)

     (v) Specimen form of Generations Service Request (amended), including telephone transfer authorization. (14)

     (vi)         Specimen  form of Annuity  Ticket Order under  Contract Form
                  Nos. 95020 Rev 896 and 95021 Rev 896. (13)

     (vii)        Specimen  form  of  Annuity  Order  Ticket  (amended)  under
                  Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14)

     (viii)       Specimen form of  confirmation of initial  purchase  payment under  Contract  Form Nos.  95020 Rev 896 and 95021 Rev 896.
                  (13)

     (ix)         Specimen form of Special Request for Surrender Charge Waiver under  Contract  Form Nos.  95020 Rev 896 and 95021 Rev 896.
                  (13)


 6(a)             Amended and Restated  Articles of  Incorporation of American
                  General Life Insurance Company, effective December 31, 1991.
                  (2)

  (b)             Bylaws of American General Life Insurance  Company,  adopted
                  January 22, 1992. (4)

 7                None

 8                Form of services agreement dated July 31, 1975,  (limited to introduction and first two recitals, and sections 1-3) among
                  various   affiliates   of  American   General   Corporation,
                  including   American  General  Life  Insurance  Company  and
                  American General Independent Producer Division (16)


                                      C-4


 9(a)             Opinion and consent of Counsel with respect to contract Form
                  Nos. 91010, 93020 and 93021. (4)


  (b)             Opinion and Consent of Counsel with respect to Contract Form
                  Nos. 95020 Rev 896 and 95021 Rev 896. (14)


10                Consent of Independent Auditors.

11                None

12                None

13(a)(i) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December
                  31, 1995, and since inception. (6)

     (ii) Computations of non-standardized total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception. (6)

     (iii) Computations of non-standardized cumulative total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December
                  31, 1995, and since inception. (6)

     (iv)         Computations  of  30  day  yield  for  the  Domestic  Income
                  Division, the Government Division, and the Multiple Strategy
                  Division  available under Contract Form Nos. 93020 and 93021 for the one month period ended December 31, 1993. (5)

     (v) Computations of seven day yield and effective yield for the Money Market Division available under Contract Form Nos.
                  93020 and 93021 for the seven day period ended December 31, 1993. (5)


  (b)(i)(A) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 95020
                  Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception.

        (B) Computations of hypothetical historical standardized average annual total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021
                  Rev 896 for the one and five  year  periods  ended  December
                  31,1995, and since inception. (13)

        (C)       Computation of hypothetical  historical standardized average
                  annual  total   returns  for  the  Real  Estate   Securities
                  Division,  available  under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five  year  periods  ended
                  December 31, 1996, and since inception. (14)

        (D) Computations of hypothetical historical average annual total returns for the Growth and Income, Strategic Stock, Asian
                  Equity, Emerging Markets Equity, Equity Growth,


                                      C-5



                  Global  Equity,  International  Magnum,  Fixed Income,  High
                  Yield, Mid Cap Value,  and Value Divisions,  available under
                  Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception.

     (ii)(A) Computations of hypothetical historical non-standardized total returns for the Emerging Growth, Enterprise, Domestic
                  Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1995, and since inception. (13)

        (B)       Computation  of  hypothetical  historical   non-standardized
                  total  returns  for the  Real  Estate  Securities  Division, available  under  Contract Form Nos. 95020 Rev 896 and 95021
                  Rev 896 for the one and five year periods ended December 31,
                  1996, and since inception. (14)

        (C) Computations of hypothetical historical total returns for the Growth and Income, Strategic Stock, Asian Equity,
                  Emerging  Markets  Equity,  Equity  Growth,  Global  Equity,
                  International  Magnum,  Fixed  Income,  High Yield,  Mid Cap
                  Value,  and Value  Divisions,  available under Contract Form
                  Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception.

     (iii)(A)     Computations  of  hypothetical  historical  non-standardized
                  cumulative   total   returns   for  the   Emerging   Growth,
                  Enterprise,  Domestic Income,  Government,  and Money Market
                  Divisions,  available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five  year  periods  ended
                  December 31,1995, and since inception. (13)

        (B)       Computation  of  hypothetical  historical   non-standardized
                  cumulative  total  returns  for the Real  Estate  Securities
                  Division,  available  under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five  year  periods  ended
                  December 31, 1996, and since inception. (14)

        (C) Computations of hypothetical historical cumulative total returns for the Growth and Income, Strategic Stock, Asian
                  Equity,  Emerging  Markets  Equity,  Equity  Growth,  Global
                  Equity,  International Magnum, Fixed Income, High Yield, Mid
                  Cap Value,  and Value  Divisions,,  available under Contract
                  Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception.

     (iv)         Computations of hypothetical historical 30 day yield for the
                  Domestic  Income  Division  and  the  Government   Division,
                  available  under  Contract Form Nos. 95020 Rev 896 and 95021
                  Rev 896 for the one month  period  ended  December 31, 1995.
                  (13)

     (v) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the seven day period ended December 31, 1995. (13)

14                Financial Data Schedule (See Exhibit 27 below).


15(a)             Power of Attorney  with respect to  Registration  Statements and Amendments  thereto  signed by the following  persons in
                  their   capacities  as  directors  and,  where   applicable,
                  officers of American General Life Insurance Company: Messrs.
                  Devlin, Rashid,


                                      C-6


                  Reddick and Luther. (2)

  (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Robert S. Cauthen, Jr. in his capacity as a director and officer of American General
                  Life Insurance Company. (4)

  (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by James R. Tuerff in his capacity as a director or officer of American General Life
                  Insurance Company. (6)

  (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Peter V. Tuters in his capacity as a director or officer of American General Life
                  Insurance Company. (5)

  (e)             Power of Attorney  with respect to  Registration  Statements and Amendments  thereto  signed by the following  persons in
                  their   capacities  as  directors  and,  where   applicable,
                  officers of American General Life Insurance Company: Messrs.
                  Kelley, Pulliam, and Young. (6)

  (f) Power of Attorney with respect to Registration Statements and Amendments thereto signed by George W. Bentham in his capacity as a director or officer of American General Life
                  Insurance Company. (7)

  (g)             Power of Attorney  with respect to  Registration  Statements and Amendments  thereto  signed by the following  persons in
                  their   capacities  as  directors  and,  where   applicable,
                  officers  of  American  General  Life  Insurance  Company  :
                  Messrs. Atnip and Newton. (11)

  (h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Rodney O. Martin, Jr. and Robert F. Herbert, Jr. (12)


  (i)             Power of Attorney  with respect to  Registration  Statements and Amendments  thereto  signed by the following  persons in
                  their   capacities  as  directors  and,  where   applicable,
                  officers of American General Life Insurance Company: Messrs.
                  Fravel and LaGrasse (14)

  (j)             Power of attorney  with respect to  Registration  Statements and Amendments  thereto  signed by the following  persons in their capacities as directors and where applicable, officers
                  of  American   General  Life  Insurance   Company:   Messrs.
                  D'Agostino, Imhoff and Polkinghorn (15)


16                Amended Statement of Exemptive Relief Relied Upon. (12)


17                Representation  Regarding Reasonableness of Fees and Charges
                  Deducted Under the Contracts, under Contract Form Nos. 95020
                  Rev 896 and 95021 Rev 896. (13)
                  Exhibit 17 has been superseded by an undertaking that appears in item 32 hereof. (14)

27 (Inapplicable because, notwithstanding item 24.(b) as to Exhibits, the Commission Staff has advised that no such
                  Schedule is required.)


(1) Incorporated herein by reference to the initial filing of Registrant's Form N-4 Registration Statement (File No. 2-49805) on December 6, 1973.


                                      C-7


(2) Previously filed in the initial filing of this Registration Statement (File No. 33-43390) on October 16, 1991. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

(3) Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 33-43390), filed on December 31, 1991.

(4) Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 33-43390), filed on April 30, 1992. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

(5) Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 33-43390), filed on March 2, 1994.

(6) Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-43390), filed on April 28, 1995.

(7) Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 33-43390), filed on December 27, 1995.

(8)   Included  in  Part  A  of   Post-Effective   Amendment  No.  6  to  this
      Registration Statement (File No. 33-43390), filed on March 14, 1996.

(9)   Included  in  Part  A  of   Post-Effective   Amendment  No.  7  to  this
      Registration Statement (File No. 33-43390), filed on April 30, 1996.

(10)  Included in Part A of this Amendment.

(11) Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 33-43390), filed on April 30, 1996.

(12) Previously filed in preliminary form in Post-Effective Amendment No. 9 to this Registration Statement (File No. 33-43390), filed on August 16, 1996. These exhibits have not been filed in definitive form in reliance on Rule 483(d)(3) under the Securities Act of 1933.


(13) Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 33-43390), filed on November 1, 1996.

(14) Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 33-43390), filed on April 30, 1997).

(15) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Separate Account D's Registration Statement (File No. 333-40637), filed on February 12, 1998.

(16) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Separate Account A's Registration Statement (File No. 33-44745), filed on April 24, 1998.


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

                                                        Positions And Offices
 Name And Principal                                           With The
 Business Address                                            Depositor
 ------------------                                     ----------------------
Rodney O. Martin, Jr.                                   Chairman, President & Chief
2727-A Allen Parkway                                    Executive Officer
Houston, TX  77019

James S. D'Agostino, Jr.                                Vice Chariman
2929 Allen Parkway
Houston, TX 77019

Jon P. Newton                                           Vice Chairman
2929 Allen Parkway
Houston, TX 77019

David A. Fravel                                         Director & Executive Vice President
2727-A Allen Parkway
Houston, TX. 77019

Robert F. Herbert, Jr.                                  Director, Senior Vice President,
2727-A Allen Parkway                                    Chief Financial Officer, Treasurer
Houston, TX 77019                                       & Controller

Royce G. Imhoff, II                                     Director, Senior Vice President
2727-A Allen Parkway                                    & Chief Marketing Officer
Houston, TX 77019

John V. LaGrasse                                        Director, Senior Vice President
2727-A Allen Parkway                                    & Chief Systems Officer
Houston, TX 77019

Philip K. Polkinghorn                                   Director, Senior Vice President, Product
2727-A Allen Parkway                                    Development Center
Houston, TX 77019

Gary D. Reddick                                         Executive Vice President
#1 Franklin Square
Springfield, IL 62713

F. Paul Kovach, Jr.                                     Senior Vice President, Broker Dealers
2727 Allen Parkway                                      and Financial Institutions Marketing Group
Houston, TX 77019

Wayne A. Barnard                                        Senior Vice President & Chief Actuary
2727-A Allen Parkway
Houston, TX  77019

B. Shelby Baetz                                         Senior Vice President, General Counsel
2727-A Allen Parkway                                    & Secretary
Houston, TX   77019

Simon J. Leech                                          Senior Vice President, Houston Service
Center
2727-A Allen Parkway
Houston, TX  77019


                                      C-9


Bryan D. Murphy                                         Senior Vice President, Insurance Operations
2727-A Allen Parkway
Houston, TX  77019

Robert A. Slepicka                                      Senior Vice President, Corporate
2727-A Allen Parkway                                    Markets Group
Houston, TX  77019

Don M. Ward                                             Senior Vice President, Variable Products -
2727-A Allen Parkway                                    Marketing
Houston, TX  77019

Farideh Farrokhi                                        Vice President & Assistant Controller -
2727-A Allen Parkway                                    Financial Reporting and Fund Accounting
Houston, TX  77019

Rosalia S. Nolan                                        Vice President, Policy Administration
2727-A Allen Parkway
Houston, TX 77019

K. David Nunley                                         Vice President & Tax Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Larry M. Robinson                                       Vice President, Variable Products-Marketing
2727-A Allen Parkway
Houston, TX 77019

Richard W. Scott                                        Vice President & Chief
2929 Allen Parkway                                      Investment Officer
Houston, TX  77019

Pauletta P. Cohn                                        Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Steven A. Glover                                        Assistant Secretary
2727-A Allen Parkway
Houston, TX  77019

Joyce R. Bilski                                         Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

Liza Glass                                              Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

Patricia L. Myles                                       Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 1998. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                                        JURISDICTION OF
                                      NAME                                               INCORPORATION
AGC Life Insurance Company.........................................................     Missouri
       American General Life and Accident Insurance Company (6)....................     Tennessee
          American General Exchange, Inc. .........................................     Tennessee
          Independent Fire Insurance Company.......................................     Florida
             American General Property Insurance Company of Florida................     Florida
             Old Faithful General Agency, Inc......................................     Texas
          Independent Life Insurance Company.......................................     Georgia
       American General Life Insurance Company (7).................................     Texas
          (REGISTRANT IS A SEPARATE ACCOUNT OF AMERICAN GENERAL LIFE INSURANCE
           COMPANY, DEPOSITOR)
          American General Annuity Service Corporation ............................     Texas
           American General Life Insurance Company of New York ....................     New York
          The Winchester Agency Ltd. ..............................................     New York
          The Variable Annuity Life Insurance Company .............................     Texas
             The Variable Annuity Marketing Company ...............................     Texas
             VALIC Investment Services Company ....................................     Texas
             VALIC Retirement Services Company ....................................     Texas
             VALIC Trust Company ..................................................     Texas
       The Franklin Life Insurance Company ........................................     Illinois
          The American Franklin Life Insurance Company ............................     Illinois
          Franklin Financial Services Corporation .................................     Delaware
       HBC Development Corporation ................................................     Virginia
       Western National Corporation................................................     Delaware
          WNL Holding Corp.........................................................     Delaware
             American General Annuity Insurance Company (8)........................     Texas
             Conseco Annuity Guarantee Company.....................................     Texas
             Independent Advantage Financial and Insurance Services, Inc. .........     California
             Western National Financial Institution Group, Inc.....................     Delaware
             WNL Brokerage Services, Inc...........................................     Delaware
             WNL Insurance Services, Inc...........................................     Delaware
             WNL Investment Advisory Services, Inc.................................     Delaware
American General Capital Services, Inc. ...........................................     Delaware
American General Corporation* .....................................................     Delaware
American General Delaware Management Corporation (1)...............................     Delaware
American General Finance, Inc. ....................................................     Indiana
       AGF Investment Corp. .......................................................     Indiana
       American General Auto Finance, Inc. . ......................................     Delaware
       American General Finance Corporation (9)....................................     Indiana
          American General Finance Group, Inc. ....................................     Delaware


                                     C-11


             American General Financial Services, Inc. (10)........................     Delaware
                The National Life and Accident Insurance Company ..................     Texas
          Merit Life Insurance Co. ................................................     Indiana
          Yosemite Insurance Company ..............................................     California
       American General Finance, Inc...............................................     Alabama
       American General Financial Center ..........................................     Utah
       American General Financial Center, Inc.* ...................................     Indiana
       American General Financial Center, Incorporated* ...........................     Indiana
       American General Financial Center Thrift Company* ..........................     California
       Thrift, Incorporated* ......................................................     Indiana
American General Independent Producer Division Co..................................     Delaware
American General Investment Advisory Services, Inc.*  .............................     Texas
American General Investment Holding Corporation11..................................     Delaware
American General Investment Management Corporation (11)............................     Delaware
American General Realty Advisors, Inc. ............................................     Delaware
American General Realty Investment Corporation ....................................     Texas
       AGLL Corporation (12).......................................................     Delaware
       American General Land Holding Company ......................................     Delaware
          AG Land Associates, LLC (12).............................................     California
       GDI Holding, Inc.* (13).....................................................     California
       Hunter's Creek Communications Corporation ..................................     Florida
       Pebble Creek Service Corporation ...........................................     Florida
       SR/HP/CM Corporation .......................................................     Texas
American General Property Insurance Company .......................................     Tennessee
Green Hills Corporation ...........................................................     Delaware
Knickerbocker Corporation .........................................................     Texas
       American Athletic Club, Inc. ...............................................     Texas
Pavilions Corporation..............................................................     Delaware
USLIFE Corporation.................................................................     New York
       All American Life Insurance Company.........................................     Illinois
          1149 Investment Corp.....................................................     Delaware
       American General Life Insurance Company of Pennsylvania.....................     Pennsylvania
       New D Corporation*..........................................................     Iowa
       The Old Line Life Insurance Company of America..............................     Wisconsin
       The United States Life Insurance Company in the City of New York............     New York
       USLIFE Advisers, Inc........................................................     New York
       USLIFE Agency Services, Inc.................................................     Illinois
       USLIFE Credit Life Insurance Company........................................     Illinois
          USLIFE Credit Life Insurance Company of Arizona..........................     Arizona
          USLIFE Indemnity Company.................................................     Nebraska
       USLIFE Financial Corporation of Delaware*...................................     Delaware
          Midwest Holding Corporation..............................................     Delaware
             I.C. Cal*.............................................................     Nebraska
             Midwest Property Management Co........................................     Nebraska
       USLIFE Financial Institution Marketing Group, Inc...........................     California
       USLIFE Insurance Services Corporation.......................................     Texas
       USLIFE Realty Corporation...................................................     Texas


                                     C-12


          405 Leasehold Operating Corporation......................................     New York
          405 Properties Corporation*..............................................     New York
          USLIFE Real Estate Services Corporation..................................     Texas
          USLIFE Realty Corporation of Florida.....................................     Florida
       USLIFE Systems Corporation..................................................     Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                     NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

      American General Capital, L.L.C.
      American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
      Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company:
      VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

      Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights.


                                     C-13


      The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

      American General Insurance Agency, Inc. (Missouri)
      American General Insurance Agency of Hawaii, Inc. (Hawaii)
      American General Insurance Agency of Massachusetts, Inc. (Massachusetts) In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

            American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

      AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) WNL Series Trust is a Massachusetts business trust, all of the shares of which are held in the separate account of American General Annuity Insurance Company ("AGAIC") for the benefit of AGAIC variable annuity policyholders.

(9) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

(10) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(11) American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(12) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(13)  AGRI owns only a 75% interest in GDI Holding, Inc.


All of the subsidiaries of AGL are included in its consolidated financial statements, which are filed in Part B of this Registration Statement.

ITEM 27.    NUMBER OF CONTRACT OWNERS


      As of March 31, 1998, there were 1954 owners of Contracts of the class presently offered by this Registration Statement.


ITEM 28.    INDEMNIFICATION

      Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

      Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

      Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

      Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company of New York Separate Account E, American General Life Insurance Company Separate Account A and American General Life Insurance Company Separate Account VL-R.

      (b) The directors and principal officers of the principal underwriter are:


                                                                   Position And Offices
                                                                   With Underwriter,
                   Name And Principal                              American General
                    Business Address                               Securities Incorporated
                   ------------------                              -----------------------
                   F. Paul Kovach, Jr.                             Director & President
                   American General Securities
                   Incorporated
                   2727 Allen Parkway
                   Houston, TX 77019

                   Royce G. Imhoff, II                             Director
                   American General Life
                   2727-A Allen Parkway
                   Houston, Texas 77019

                   Rodney O. Martin, Jr.                           Director
                   American General Life
                   2727-A Allen Parkway
                   Houston, TX 77019

                   Robert F. Herbert, Jr.                          Associate Tax Officer
                   American General Life
                   2727-A Allen Parkway
                   Houston, Texas 77019


                                                           C-16


                   John V. LaGrasse                                Vice President
                   American General Life
                   2727-A Allen Parkway
                   Houston, TX 77019

                   Fred G. Fram                                    Vice President
                   American General Securities
                   Incorporated
                   2727 Allen Parkway
                   Houston, TX  77019

                   Steven A. Glover                                Assistant Secretary
                   American General Life
                   2727-A Allen Parkway
                   Houston, TX  77019

                   Carole D. Hlozek                                Administrative Officer
                   American General Securities
                   Incorporated
                   2727 Allen Parkway
                   Houston, TX  77019

                   J. Andrew Kalbaugh                              Administrative Officer
                   American General Securities
                   Incorporated
                   2727 Allen Parkway
                   Houston, TX  77019

                   K. David Nunley                                 Associate Tax Officer
                   2727-A Allen Parkway
                   Houston, TX 77019


      (c)   Not Applicable.

ITEM 30.    LOCATION OF RECORDS


      All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Independent Producer Division at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.


ITEM 31.    MANAGEMENT SERVICES

      Not Applicable.

ITEM 32.    UNDERTAKINGS

      The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(A) OF THE INVESTMENT COMPANY ACT OF 1940

      AGL represents that the fees and charges deducted under the Contracts that are identified as Contract Form Nos. 91010, 93020, and 93021 (and any state variations thereof, including Form No. 91011), 95020 Rev 896 and 95021 Rev 896 and comprehended by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contracts. AGL bases its representation on its assessment of all of the facts and circumstances, including such relevant factors, as: the nature and extent of such services, expenses and risks; the need for AGL to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, or riders to any contracts or prospectuses, or otherwise.

                                  SIGNATURES


      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston and State of Texas on this 22nd day of April, 1998.

                                 AMERICAN GENERAL LIFE INSURANCE
                                 COMPANY SEPARATE ACCOUNT D
                                 (Registrant)

                                 BY:  AMERICAN GENERAL LIFE
                                      INSURANCE COMPANY
                                      (On behalf of the Registrant and itself)


                                 BY:  /s/ROBERT F. HERBERT, JR.
                                      --------------------------
                                      Robert F. Herbert, Jr.
                                      Senior Vice President

ATTEST: /s/STEVEN A. GLOVER
        -------------------
        Steven A. Glover
        Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signature                                          Title
       ---------                                          -----
 RODNEY O. MARTIN, JR.*
 -------------------------------                   Principal Executive Officer
 (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*
 -------------------------------                   Principal Financial and Accounting Officer
 (Robert (F. Herbert, Jr.)


           Directors
           ---------

 JAMES S. D' AGOSTINO, JR.*                   JOHN V. LaGRASSE*
 -------------------------------              -------------------------------
 (James S. D' Agostino, Jr.)                  (John V. LaGrasse)

 DAVID A. FRAVEL*                             RODNEY O. MARTIN, JR.*
 -------------------------------              -------------------------------
 (David A. Fravel)                            (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*                      JON P. NEWTON*
 -------------------------------              -------------------------------
 (Robert F. Herbert, Jr.)                     (Jon P. Newton)

 ROYCE G. IMHOFF, II*                         PHILIP K. POLKINGHORN*
 -------------------------------              -------------------------------
 (Royce G. Imofft, II)                        (Philip K. Polkinghorn)


      /s/STEVEN A. GLOVER
      ---------------------
*By:  Steven A. Glover, Attorney-in-Fact              April 24, 1998

                                 EXHIBIT INDEX


10    Consent of Independent Auditors.

13(b)(i)(A)     Computations of standardized  average annual total returns for each Division available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended
                December 31, 1997, and since inception.

13(b)(i)(D)     Computations of hypothetical  historical  average annual total returns  for the Growth and  Income,  Strategic  Stock,  Asian
                Equity, Emerging Markets Equity, Equity Growth, Global Equity,
                International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020
                Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception.

13(b)(ii)(C)    Computations of hypothetical  historical total returns for the
                Growth and Income,  Strategic  Stock,  Asian Equity,  Emerging
                Markets Equity,  Equity Growth,  Global Equity,  International
                Magnum,  Fixed Income,  High Yield,  Mid Cap Value,  and Value
                Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended
                December 31, 1997, and since inception.

13(b)(iii)(C)   Computations  of  hypothetical   historical  cumulative  total
                returns  for the Growth and  Income,  Strategic  Stock,  Asian
                Equity, Emerging Markets Equity, Equity Growth, Global Equity,
                International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020
                Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception.